UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22739

New York Life Investments Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
New York Life Investment Management LLC
51 Madison Avenue

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

NYLI CBRE Real Assets ETF

IQRA/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI CBRE Real Assets ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI CBRE Real Assets ETF	$34	0.65%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI CBRE Real Assets ETF - NAV 12,086	MSCI World® Index (Net)16,159	CBRE Real Assets Blended Index12,063
05/10/2023	10,000	10,000	10,000
10/31/2023	8,759	9,907	8,860
04/30/2024	9,984	11,917	9,991
10/31/2024	11,277	13,243	11,354
04/30/2025	11,424	13,366	11,396
10/31/2025	12,086	16,159	12,063

Period Ended

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MEIQRA10-12/25

NYLI CBRE Real Assets ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI CBRE Real Assets ETF - NAV	05/10/2023	5.80%	7.17%	7.95%
MSCI World® Index (Net)Footnote Reference2		20.90%	22.02%	21.39%
CBRE Real Assets Blended IndexFootnote Reference3		5.85%	6.24%	7.87%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The MSCI World® Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote[3]	The CBRE Real Assets Blended Index is a blended index of 50% EPRA Nareit Developed Index Net Total Return Index a free-float adjusted, market capitalization weighted index designed to track the performance of listed real estate companies in developed countries worldwide, and 50% FTSE Global Core Infrastructure 50/50 Net Total Return Index which captures the performance of listed infrastructure securities in both developed and emerging markets.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$6,285,966
Total number of portfolio holdings	110
Portfolio turnover rate	50%

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MEIQRA10-12/25

NYLI CBRE Real Assets ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Welltower, Inc.	4.5%
Equinix, Inc.	4.4%
Simon Property Group, Inc.	3.2%
NextEra Energy, Inc.	2.6%
WEC Energy Group, Inc.	2.6%
Xcel Energy, Inc.	2.6%
Prologis, Inc.	2.5%
Targa Resources Corp.	2.3%
National Grid PLC	2.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2.0%

*  Excluding short-term investments

Top Industries

Utilities	27.2%
Transportation	13.5%
Healthcare Facilities	7.8%
Retail: Enclosed Malls	7.1%
Diversified Property Holdings	6.9%
Industrial Properties	6.4%
Midstream/Pipelines	6.3%
Datacenters	5.9%
Residential	3.7%
Office Buildings	3.5%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEIQRA10-12/25

NYLI CBRE Real Assets ETF | 3

NYLI MacKay Core Plus Bond ETF

CPLB/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI MacKay Core Plus Bond ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Core Plus Bond ETF	$18	0.34%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Core Plus Bond ETF - NAV 10,261	Bloomberg U.S. Aggregate Bond Index9,947	Core Plus Bond Blended Index10,319
06/29/2021	10,000	10,000	10,000
10/31/2021	10,020	10,016	10,032
04/30/2022	9,069	9,068	9,128
10/31/2022	8,323	8,446	8,547
04/30/2023	8,950	9,029	9,121
10/31/2023	8,424	8,476	8,670
04/30/2024	9,052	8,897	9,169
10/31/2024	9,622	9,370	9,686
04/30/2025	9,881	9,610	9,918
10/31/2025	10,261	9,947	10,319

Period Ended

7256617

MEESGB10-12/25

NYLI MacKay Core Plus Bond ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay Core Plus Bond ETF - NAV	06/29/2021	3.85%	6.65%	0.60%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		3.50%	6.16%	-0.12%
Core Plus Bond Blended IndexFootnote Reference3		4.05%	6.54%	0.73%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote[3]	The Core Plus Bond Blended Index, which is a blended index consisting of 80% Bloomberg U.S. Aggregate Bond Index and 20% ICE BofA U.S. High Yield Constrained Index. The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$291,454,873
Total number of portfolio holdings	749
Portfolio turnover rate	47%

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MEESGB10-12/25

NYLI MacKay Core Plus Bond ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

U.S. Treasury Notes, 3.50%-4.25%, due 8/15/35	5.9%
Government National Mortgage Association, Series 2025-2 Z, 0.00%-7.80%, due 1/20/55	5.2%
Fannie Mae Pool, Series 2024-FS8275, 2.00%-6.00%, due 6/1/54	3.4%
Freddie Mac Pool, Series 2022-SD8243, 2.50%-6.00%, due 9/1/52	3.4%
U.S. Treasury Bonds, 4.75%-4.88%, due 8/15/45	3.4%
Connecticut Avenue Securities Trust, Series 2024-R05 2B1, 6.13%-13.55%, (1 Month SOFR + 2.00%), due 7/25/44	2.4%
Freddie Mac REMICS, Series 2017-4725 WZ, 0.00%-4.00%, due 11/15/47	2.3%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	1.2%
Freddie Mac STACR REMIC Trust, Series 2025-HQA1 M2, 5.53%-9.40%, (1 Month SOFR + 1.65%), due 2/25/45	1.0%
Fannie Mae REMICS, Series 2020-57 LJ, 0.00%-3.50%, due 8/25/50	0.9%

*  Excluding short-term investments

Top Industries

Mortgage Securities	32.7%
Banks	7.9%
Asset-Backed Securities	7.3%
U.S. Treasury Note	5.9%
Electric	5.0%
Diversified Financial Services	3.5%
U.S. Treasury Bond	3.4%
Pipelines	2.4%
Auto Manufacturers	2.0%
Collateralized Loan Obligations	1.9%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEESGB10-12/25

NYLI MacKay Core Plus Bond ETF | 3

NYLI MacKay High Income ETF

IQHI/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI MacKay High Income ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay High Income ETF	$21	0.40%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay High Income ETF - NAV 13,254	Bloomberg U.S. Aggregate Bond Index11,934	Bloomberg Very Liquid High Yield Index13,577
10/25/2022	10,000	10,000	10,000
10/31/2022	10,049	10,133	10,191
04/30/2023	10,712	10,833	10,814
10/31/2023	10,663	10,169	10,788
04/30/2024	11,521	10,674	11,777
10/31/2024	12,290	11,242	12,556
04/30/2025	12,468	11,531	12,749
10/31/2025	13,254	11,934	13,577

Period Ended

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NYLI MacKay High Income ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay High Income ETF - NAV	10/25/2022	6.31%	7.85%	9.78%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		3.50%	6.16%	6.03%
Bloomberg Very Liquid High Yield IndexFootnote Reference3		6.49%	8.13%	10.66%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote[3]	The Bloomberg Very Liquid High Yield Index, is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.”

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$76,035,508
Total number of portfolio holdings	343
Portfolio turnover rate	34%

7256617

MEIQHI10-12/25

NYLI MacKay High Income ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%-4.75%, due 3/1/30	2.0%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29	1.4%
Post Holdings, Inc., 4.50%-6.38%, due 4/15/30	1.4%
OneMain Finance Corp., 6.63%-7.50%, due 3/15/32	1.3%
XPLR Infrastructure Operating Partners LP, 7.25%-8.63%, due 3/15/33	1.1%
Hilton Domestic Operating Co., Inc., 4.00%-5.75%, due 5/1/31	1.0%
CHS/Community Health Systems, Inc., 4.75%-6.00%, due 1/15/29	1.0%
Mineral Resources Ltd., 7.00%-9.25%, due 10/1/28	1.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%-9.50%, due 6/1/28	1.0%
Newell Brands, Inc., 6.38%-8.50%, due 9/15/27	0.9%

*  Excluding short-term investments

Top Industries

Media	10.3%
Oil & Gas	7.7%
Electric	6.2%
Commercial Services	5.9%
Retail	5.8%
Short-Term Investments	5.2%
Diversified Financial Services	4.9%
Chemicals	3.7%
REITs	3.3%
Telecommunications	3.1%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEIQHI10-12/25

NYLI MacKay High Income ETF | 3

NYLI MacKay Securitized Income ETF

SECR/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI MacKay Securitized Income ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Securitized Income ETF	$19	0.38%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Securitized Income ETF - NAV 11,286	Bloomberg U.S. Aggregate Bond Index 10,526	Bloomberg U.S. Securitized Bond Index 10,511
10/01/2019	10,000	10,000	10,000
10/31/2019	10,007	10,030	10,035
4/30/2020	10,131	10,517	10,401
10/31/2020	10,567	10,651	10,445
4/30/2021	10,759	10,489	10,420
10/31/2021	10,778	10,600	10,395
4/30/2022	10,025	9,596	9,522
10/31/2022	9,211	8,938	8,852
4/30/2023	9,892	9,555	9,441
10/31/2023	9,307	8,969	8,800
4/30/2024	9,865	9,415	9,264
10/31/2024	10,497	9,915	9,797
4/30/2025	10,925	10,170	10,096
10/31/2025	11,286	10,526	10,511

Period Ended

7256617

MESECR10-12/25

NYLI MacKay Securitized Income ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025*	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Securitized Income ETF - NAV	10/01/2019	3.31%	7.52%	1.33%	2.01%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		3.50%	6.16%	-0.24%	0.85%
Bloomberg U.S. Securitized Bond IndexFootnote Reference3		4.11%	7.29%	0.13%	0.82%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote[3]	The Bloomberg U.S. Securitized Bond Index is an unmanaged index that includes the MBS, ABS, and CMBS sectors of the Bloomberg U.S. Aggregate Bond universe.

* The Fund commenced operations on May 31, 2024, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. Performance shown for periods prior to May 31, 2024, is that of the Predecessor Account. The Predecessor Account commenced operations on October 1, 2019. The Predecessor Account was not registered under the Investment Company of Act of 1940 (the “1940 Act”) and therefore was not subject to certain restrictions imposed on registered investment companies by the 1940 Act and the Internal Revenue Code of 1986. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$157,560,626
Total number of portfolio holdings	432
Portfolio turnover rate	34%

7256617

MESECR10-12/25

NYLI MacKay Securitized Income ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Fannie Mae Pool, Series 2024-FS8105, 2.00%-6.00%, due 10/1/52	18.7%
Freddie Mac Pool, Series 2022-SD8199, 2.00%-6.00%, due 3/1/52	14.5%
Government National Mortgage Association, Series 2019-97 FG, 0.00%-7.10%, (1 Month CME SOFR + 0.80%), due 8/20/49	5.4%
J.P. Morgan Mortgage Trust, Series 2021-11 A3, 0.22%-6.00%, due 1/25/52	2.9%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	2.5%
Connecticut Avenue Securities Trust, Series 2020-SBT1 1B1, 6.13%-13.55%, (1 Month SOFR + 6.86%), due 2/25/40	2.0%
Flagship Credit Auto Trust, Series 2021-3 E, 1.27%-5.80%, due 12/15/28	1.8%
Benchmark Mortgage Trust, Series 2020-B17 C, 2.50%-4.97%, due 3/15/53	1.7%
Freddie Mac STACR REMIC Trust, Series 2021-HQA3 B2, 6.53%-11.18%, (1 Month SOFR + 6.25%), due 9/25/41	1.6%
Wells Fargo Commercial Mortgage Trust, Series 2018-C44 D, 3.00%-4.94%, due 5/15/51	1.4%

*  Excluding short-term investments

Portfolio Composition

Mortgage Securities	80.2%
Asset-Backed Securities	14.8%
Collateralized Loan Obligations	3.2%
Short-Term Investments	1.4%
Other Asset and Liabilities	0.4%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MESECR10-12/25

NYLI MacKay Securitized Income ETF | 3

NYLI MacKay Muni Insured ETF

MMIN/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI MacKay Muni Insured ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Muni Insured ETF	$16	0.30%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Muni Insured ETF - NAV 12,211	Bloomberg Municipal Bond Index11,901	Bloomberg Municipal All Insured Bond Index12,257
10/18/2017	10,000	10,000	10,000
10/31/2017	9,996	9,960	9,966
04/30/2018	9,987	9,864	9,903
10/31/2018	10,042	9,909	9,975
04/30/2019	10,658	10,471	10,617
10/31/2019	11,089	10,842	11,081
04/30/2020	11,090	10,697	10,929
10/31/2020	11,714	11,231	11,520
04/30/2021	12,012	11,526	11,945
10/31/2021	12,036	11,528	11,985
04/30/2022	10,968	10,617	10,872
10/31/2022	10,202	10,147	10,274
04/30/2023	11,159	10,922	11,186
10/31/2023	10,492	10,415	10,572
04/30/2024	11,405	11,150	11,452
10/31/2024	11,725	11,425	11,749
04/30/2025	11,610	11,335	11,615
10/31/2025	12,211	11,901	12,257

Period Ended

7256617

MEMMIN10-12/25

NYLI MacKay Muni Insured ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Muni Insured ETF - NAV	10/18/2017	5.18%	4.15%	0.83%	2.52%
Bloomberg Municipal Bond IndexFootnote Reference2		4.99%	4.17%	1.16%	2.19%
Bloomberg Municipal All Insured Bond IndexFootnote Reference3		5.53%	4.32%	1.25%	2.56%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote[3]	The Bloomberg Municipal All Insured Bond Index, which is a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$351,309,798
Total number of portfolio holdings	187
Portfolio turnover rate	23%

7256617

MEMMIN10-12/25

NYLI MacKay Muni Insured ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Wayne County Airport Authority, Series B, 5.50%, due 12/1/48	2.6%
Southwestern Illinois Development Authority, Series B, 5.50%, due 4/1/50	2.1%
Greater Asheville Regional Airport Authority, Series A, 5.25%, due 7/1/41	1.9%
Los Angeles Department of Water & Power, Series A, 5.00%, due 7/1/55	1.7%
Sangamon County School District No 186 Springfield, 5.50%, due 6/1/50	1.6%
Texas State Technical College, 5.25%-5.50%, due 8/1/42	1.6%
Massachusetts Development Finance Agency, Series N, 3.00%-5.50%, due 7/1/55	1.5%
Washington State Housing Finance Commission, Series A, 5.00%-5.25%, due 7/1/45	1.5%
City of San Mateo CA, 5.25%, due 9/1/37	1.4%
Sales Tax Securitization Corp., Series C, 4.00%-5.25%, due 1/1/48	1.4%

*  Excluding short-term investments

Top States

Texas	15.4%
Illinois	15.2%
California	10.7%
Pennsylvania	5.8%
New York	4.8%
Michigan	4.6%
Alabama	3.4%
Washington	3.3%
Indiana	3.0%
Ohio	2.9%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEMMIN10-12/25

NYLI MacKay Muni Insured ETF | 3

NYLI MacKay Muni Short Duration ETF

MMSD/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI MacKay Muni Short Duration ETF (the "Fund") for the period of May 6, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2,Footnote Reference3
NYLI MacKay Muni Short Duration ETF	$12	0.25%
Footnote	Description
Footnote[1]	The Fund commenced operations on May 6, 2025. Expenses for a full reporting period would be higher than the amount shown.
Footnote[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[3]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Muni Short Duration ETF - NAV 10,316	Bloomberg Municipal Bond Index10,494	Bloomberg 3-Year Municipal Bond Index10,278
05/06/2025	10,000	10,000	10,000
10/25	10,316	10,494	10,278

Period Ended

7256617

MEMMSD10-12/25

NYLI MacKay Muni Short Duration ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Since InceptionFootnote Reference1
NYLI MacKay Muni Short Duration ETF - NAV	05/06/2025	3.16%
Bloomberg Municipal Bond IndexFootnote Reference2		4.94%
Bloomberg 3-Year Municipal Bond IndexFootnote Reference3		2.78%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote[3]	The Bloomberg 3-Year Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity range of 2-4 years.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$56,569,947
Total number of portfolio holdings	127
Portfolio turnover rate	115%

7256617

MEMMSD10-12/25

NYLI MacKay Muni Short Duration ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

State of California, Series A1, 3.00%-4.88%, due 5/1/33	3.4%
Maryland Health & Higher Educational Facilities Authority, 5.00%, due 7/1/26	3.1%
Los Angeles Department of Water & Power, Series A-1, 3.35%-5.00%, due 7/1/50	2.9%
PMA Levy & Aid Anticipation Notes Program, Series B, 5.00%, due 4/2/26	2.7%
Public Building Authority of Sevier County TN (The), 3.97%, due 3/1/49	2.5%
Columbia Industrial Development Board, Series A, 3.95%, due 12/1/37	2.5%
Development Authority of Burke County (The), 3.95%, due 11/1/52	2.5%
Anaheim Housing & Public Improvements Authority, Series A, 3.10%, due 10/1/54	2.5%
City of New York NY, Series B5, 3.90%, due 10/1/46	2.5%
Pennsylvania Turnpike Commission, 5.00%, due 12/1/29	2.4%

*  Excluding short-term investments

Top States

California	15.6%
Texas	15.2%
New York	10.7%
Pennsylvania	7.5%
Georgia	6.8%
Illinois	5.9%
Alabama	5.5%
Colorado	5.4%
Indiana	4.7%
Tennessee	4.0%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEMMSD10-12/25

NYLI MacKay Muni Short Duration ETF | 3

NYLI MacKay Muni Intermediate ETF

MMIT/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI MacKay Muni Intermediate ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Muni Intermediate ETF	$15	0.30%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Muni Intermediate ETF - NAV 12,357	Bloomberg Municipal Bond Index11,901	Bloomberg Municipal Bond Index 1-15 Year Blend11,896
10/18/2017	10,000	10,000	10,000
10/31/2017	9,992	9,960	9,969
04/30/2018	9,966	9,864	9,853
10/31/2018	10,021	9,909	9,916
04/30/2019	10,623	10,471	10,403
10/31/2019	11,037	10,842	10,721
04/30/2020	10,904	10,697	10,649
10/31/2020	11,485	11,231	11,113
04/30/2021	11,864	11,526	11,323
10/31/2021	11,850	11,528	11,311
04/30/2022	11,018	10,617	10,554
10/31/2022	10,565	10,147	10,299
04/30/2023	11,311	10,922	10,923
10/31/2023	10,949	10,415	10,553
04/30/2024	11,548	11,150	11,124
10/31/2024	11,822	11,425	11,348
04/30/2025	11,830	11,335	11,346
10/31/2025	12,357	11,901	11,896

Period Ended

7256617

MEMMIT10-12/25

NYLI MacKay Muni Intermediate ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Muni Intermediate ETF - NAV	10/18/2017	4.46%	4.53%	1.48%	2.67%
Bloomberg Municipal Bond IndexFootnote Reference2		4.99%	4.17%	1.16%	2.19%
Bloomberg Municipal Bond Index 1-15 Year BlendFootnote Reference3		4.85%	4.83%	1.37%	2.18%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote[3]	The Bloomberg Municipal Bond 1-15 Year Blend Index, which covers the U.S. dollar-denominate long-term tax-exempt bond market. The index has four main sectors state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$1,203,634,435
Total number of portfolio holdings	725
Portfolio turnover rate	26%

7256617

MEMMIT10-12/25

NYLI MacKay Muni Intermediate ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Black Belt Energy Gas District, Series B, 3.57%-5.50%, due 10/1/35	2.9%
Kentucky Public Energy Authority, Series B, 4.00%-5.25%, due 1/1/55	2.3%
Main Street Natural Gas, Inc., Series E, 4.00%-5.00%, due 5/1/55	2.2%
Southeast Energy Authority A Cooperative District, Series A, 5.00%-5.50%, due 11/1/35	2.0%
Kerrville Public Utility Board Public Facility Corp., Series A, 5.00%-5.25%, due 4/15/45	1.7%
California Community Choice Financing Authority, 5.00%-5.25%, due 1/1/54	1.6%
Antelope Valley-East Kern Water Agency Financing Authority, Series B, 5.00%, due 4/1/55	1.5%
Pennsylvania Housing Finance Agency, Series 137, 3.00%-6.00%, due 10/1/51	1.3%
Mansfield Independent School District, 5.00%, due 2/15/39	1.3%
New Hampshire Business Finance Authority, Series 1, 3.63%-5.25%, due 11/20/42	1.3%

*  Excluding short-term investments

Top States

Texas	12.8%
California	8.3%
Illinois	7.8%
New York	6.9%
Alabama	6.2%
Georgia	3.7%
Pennsylvania	3.3%
Kentucky	3.1%
Utah	2.9%
Ohio	2.4%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEMMIT10-12/25

NYLI MacKay Muni Intermediate ETF | 3

NYLI MacKay California Muni Intermediate ETF

MMCA/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI MacKay California Muni Intermediate ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay California Muni Intermediate ETF	$18	0.35%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay California Muni Intermediate ETF - NAV 9,925	Bloomberg Municipal Bond Index10,223	Bloomberg California Intermediate Municipal Bond Index10,430
12/21/2021	10,000	10,000	10,000
04/30/2022	8,782	9,121	9,186
10/31/2022	8,427	8,716	9,028
04/30/2023	8,983	9,383	9,583
10/31/2023	8,687	8,947	9,224
04/30/2024	9,228	9,578	9,697
10/31/2024	9,417	9,814	9,891
04/30/2025	9,445	9,738	9,857
10/31/2025	9,925	10,223	10,430

Period Ended

7256617

MEMMCA10-12/25

NYLI MacKay California Muni Intermediate ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay California Muni Intermediate ETF - NAV	12/21/2021	5.09%	5.40%	-0.19%
Bloomberg Municipal Bond IndexFootnote Reference2		4.99%	4.17%	0.57%
Bloomberg California Intermediate Municipal Bond IndexFootnote Reference3		5.81%	5.45%	1.10%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
Footnote[3]	The Bloomberg California Intermediate Municipal Bond Index, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$60,035,198
Total number of portfolio holdings	97
Portfolio turnover rate	28%

7256617

MEMMCA10-12/25

NYLI MacKay California Muni Intermediate ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

California Community Choice Financing Authority, Series E, 4.00%-5.50%, due 10/1/56	9.4%
Sacramento City Unified School District, Series A, 2.69%-5.50%, due 8/1/37	4.9%
California Municipal Finance Authority, Series A, 3.00%-5.25%, due 11/1/41	4.2%
California Health Facilities Financing Authority, Series A, 4.00%-5.00%, due 12/1/36	3.8%
University of California, Series CA, 4.00%-5.00%, due 5/15/38	3.2%
State of California, 5.00%, due 4/1/33	3.2%
California Statewide Communities Development Authority, 4.00%-5.00%, due 4/1/36	2.7%
West Contra Costa Unified School District, Series B, 5.00%, due 8/1/39	2.3%
Territory of Guam, Series F, 5.00%, due 1/1/30	2.3%
Southern California Logistics Airport Authority, Series A, 5.00%, due 12/1/36	2.3%

*  Excluding short-term investments

Top Industries

Short-Term Investments	24.4%
General	22.4%
School District	18.6%
General Obligation	9.7%
Water	6.7%
Medical	5.3%
Higher Education	3.7%
Power	3.5%
Airport	3.1%
Transportation	3.0%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEMMCA10-12/25

NYLI MacKay California Muni Intermediate ETF | 3

NYLI Winslow Large Cap Growth ETF

IWLG/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI Winslow Large Cap Growth ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Winslow Large Cap Growth ETF	$32	0.56%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Winslow Large Cap Growth ETF - NAV 22,800	Russell 3000® Index18,792	Russell 1000® Growth Index22,958
06/23/2022	10,000	10,000	10,000
10/31/2022	10,186	10,411	10,285
04/30/2023	11,489	11,171	11,469
10/31/2023	12,259	11,283	12,234
04/30/2024	15,732	13,662	15,117
10/31/2024	18,025	15,554	17,589
04/30/2025	17,823	15,220	17,313
10/31/2025	22,800	18,792	22,958

Period Ended

7256617

MEIWLG10-12/25

NYLI Winslow Large Cap Growth ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Winslow Large Cap Growth ETF - NAV	06/23/2022	27.93%	26.49%	27.84%
Russell 3000®IndexFootnote Reference2		23.47%	20.81%	20.68%
Russell 1000® Growth IndexFootnote Reference3		32.61%	30.52%	28.10%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote[3]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$524,524,514
Total number of portfolio holdings	39
Portfolio turnover rate	32%

7256617

MEIWLG10-12/25

NYLI Winslow Large Cap Growth ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

NVIDIA Corp.	14.8%
Microsoft Corp.	12.0%
Apple, Inc.	8.9%
Amazon.com, Inc.	5.5%
Alphabet, Inc., Class C	5.5%
Broadcom, Inc.	4.4%
Meta Platforms, Inc., Class A	4.0%
Snowflake, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.3%
Tesla, Inc.	2.2%

*  Excluding short-term investments

Top Industries

Information Technology	55.0%
Communication Services	13.2%
Consumer Discretionary	11.5%
Health Care	6.5%
Financials	6.3%
Industrials	5.9%
Materials	0.9%
Short-Term Investments	0.7%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEIWLG10-12/25

NYLI Winslow Large Cap Growth ETF | 3

NYLI Winslow Focused Large Cap Growth ETF

IWFG/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2025

This semi-annual shareholder report contains important information about NYLI Winslow Focused Large Cap Growth ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Winslow Focused Large Cap Growth ETF	$32	0.57%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Winslow Focused Large Cap Growth ETF - NAV 23,618	Russell 3000® Index18,792	Russell 1000® Growth Index22,958
06/23/2022	10,000	10,000	10,000
10/31/2022	10,350	10,411	10,285
04/30/2023	11,812	11,171	11,469
10/31/2023	12,435	11,283	12,234
04/30/2024	16,219	13,662	15,117
10/31/2024	18,692	15,554	17,589
04/30/2025	18,801	15,220	17,313
10/31/2025	23,618	18,792	22,958

Period Ended

7256617

MEIWFG10-12/25

NYLI Winslow Focused Large Cap Growth ETF | 1

Average Annual Total Returns for the Period Ended October 31, 2025	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Winslow Focused Large Cap Growth ETF - NAV	06/23/2022	25.63%	26.36%	29.19%
Russell 3000®IndexFootnote Reference2		23.47%	20.81%	20.68%
Russell 1000® Growth IndexFootnote Reference3		32.61%	30.52%	28.10%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote[3]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/etf for the most recent performance information.

Key Fund Statistics

Fund's net assets	$61,382,371
Total number of portfolio holdings	28
Portfolio turnover rate	15%

7256617

MEIWFG10-12/25

NYLI Winslow Focused Large Cap Growth ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

NVIDIA Corp.	14.7%
Microsoft Corp.	12.1%
Amazon.com, Inc.	7.4%
Broadcom, Inc.	6.6%
Meta Platforms, Inc., Class A	5.4%
Apple, Inc.	4.6%
Eli Lilly & Co.	3.9%
Intuitive Surgical, Inc.	3.6%
Alphabet, Inc., Class C	3.0%
Mastercard, Inc., Class A	2.8%

*  Excluding short-term investments

Top Industries

Information Technology	56.1%
Communication Services	13.2%
Consumer Discretionary	13.2%
Health Care	9.1%
Financials	4.5%
Industrials	3.3%
Short-Term Investments	0.6%

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7256617

MEIWFG10-12/25

NYLI Winslow Focused Large Cap Growth ETF | 3

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Attached herewith.

NYLI CBRE Real Assets ETF (IQRA)

NYLI MacKay Core Plus Bond ETF (CPLB)

NYLI MacKay High Income ETF (IQHI)

NYLI MacKay Securitized Income ETF (SECR)

NYLI MacKay Muni Insured ETF (MMIN)

NYLI MacKay Muni Short Duration ETF (MMSD)

NYLI MacKay Muni Intermediate ETF (MMIT)

NYLI MacKay California Muni Intermediate ETF (MMCA)

NYLI Winslow Large Cap Growth ETF (IWLG)

NYLI Winslow Focused Large Cap Growth ETF (IWFG)

New York Life Investments Active ETF Trust

Semiannual Report - Financial Statements and Other Information

Unaudited - October 31, 2025

See notes to financial statements.

Schedule of Investments — NYLI CBRE Real Assets ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communications — 1.5%
Cellnex Telecom SA*	972	$30,325
Infrastrutture Wireless Italiane SpA	2,806	30,848
NETLINK NBN TRUST	40,746	30,682
Total Communications		91,855

Datacenters — 5.9%
Equinix, Inc.	324	274,107
Iron Mountain, Inc.	932	95,949
		370,056

Diversified Property Holdings — 6.9%
Charter Hall Group	4,615	67,796
Henderson Land Development Co., Ltd.	8,598	30,179
Japan Metropolitan Fund Invest	55	42,521
Land Securities Group PLC	5,070	41,400
LondonMetric Property PLC	18,323	45,788
Mitsui Fudosan Co., Ltd.	4,300	44,701
Orix JREIT, Inc.	88	59,579
Stockland	7,523	31,076
Sumitomo Realty & Development Co., Ltd.	1,013	43,274
Swire Properties Ltd.	11,320	30,877
Total Diversified Property Holdings		437,191

Healthcare Facilities — 7.8%
Alexandria Real Estate Equities, Inc.	479	27,887
Healthpeak Properties, Inc.	3,772	67,708
Omega Healthcare Investors, Inc.	1,973	82,925
Primary Health Properties PLC	21,243	26,138
Welltower, Inc.	1,575	285,138
Total Healthcare Facilities		489,796

Industrial Properties — 6.4%
CTP NV	1,161	24,228
First Industrial Realty Trust, Inc.	1,653	91,378
Goodman Group	1,930	41,733
Keppel DC REIT	38,630	70,940
LaSalle Logiport REIT	17	16,453
Prologis, Inc.	1,248	154,864
Total Industrial Properties		399,596

Midstream/Pipelines — 6.3%
Cheniere Energy, Inc.	134	28,408
Enbridge, Inc.	1,144	53,397
Kinder Morgan, Inc.	931	24,383
Pembina Pipeline Corp.	784	29,689
Plains GP Holdings LP, Class A*	1,218	21,035
Targa Resources Corp.	935	144,027
TC Energy Corp.	363	18,234
Williams Cos., Inc. (The)	1,295	74,942
Total Midstream/Pipelines		394,115

Net Leased Properties — 2.6%
Essential Properties Realty Trust, Inc.	2,652	79,242
STAG Industrial, Inc.	1,321	50,555
VICI Properties, Inc.	1,067	31,999
Total Net Leased Properties		161,796

	Shares	Value
Common Stocks (continued)
Office Buildings — 3.5%
BXP, Inc.	974	$69,339
Cousins Properties, Inc.	1,374	35,628
Daiwa Office Investment Corp.	8	19,577
H&R Real Estate Investment Trust	2,167	17,306
Sirius Real Estate Ltd.	12,328	16,173
Vornado Realty Trust	1,602	60,780
Total Office Buildings		218,803

Residential — 3.7%
American Homes 4 Rent, Class A	1,631	51,540
Boardwalk Real Estate Investment Trust	318	14,677
Canadian Apartment Properties REIT	1,023	28,160
Centurion Accommodation REIT*	37,900	30,869
Gemlife Communities Group*	9,461	31,402
TAG Immobilien AG	2,742	45,542
UDR, Inc.	999	33,656
Total Residential		235,846

Residential: Hotels — 1.5%
Host Hotels & Resorts, Inc.	1,145	18,343
Invincible Investment Corp.	65	29,071
Japan Hotel REIT Investment Corp.	36	20,985
Sunstone Hotel Investors, Inc.	3,125	27,656
Total Residential: Hotels		96,055

Retail: Community Shopping Centers — 2.1%
Brixmor Property Group, Inc.	1,352	35,368
Link REIT	9,017	46,963
Regency Centers Corp.	478	32,958
Shaftesbury Capital PLC	7,548	13,924
Total Retail: Community Shopping Centers		129,213

Retail: Enclosed Malls — 7.1%
CapitaLand Integrated Commercial Trust	37,547	68,375
Hammerson PLC	4,053	16,252
Klepierre SA	1,801	68,889
Lendlease Global Commercial REIT	70,800	34,816
Simon Property Group, Inc.	1,131	198,785
Unibail-Rodamco-Westfield*	604	62,491
Total Retail: Enclosed Malls		449,608

Self Storage Property — 2.4%
Big Yellow Group PLC	1,586	23,172
CubeSmart	1,260	47,464
Extra Space Storage, Inc.	581	77,587
Total Self Storage Property		148,223

Towers — 1.4%
American Tower Corp.	480	85,910

Transportation — 13.5%
Aena SME SA	2,345	63,740
Auckland International Airport Ltd.	9,569	44,495
Canadian National Railway Co.	433	41,562
China Merchants Port Holdings Co., Ltd.	23,993	46,429
CSX Corp.	1,846	66,493
Eiffage SA	243	29,926

See notes to financial statements.

Schedule of Investments — NYLI CBRE Real Assets ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks (continued)
Transportation (continued)
Ferrovial SE	1,395	$85,658
Flughafen Zürich AG	174	51,414
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,933	123,854
Jiangsu Expressway Co., Ltd., Class H(a)	24,644	29,996
Norfolk Southern Corp.	296	83,880
Transurban Group	3,705	35,121
Union Pacific Corp.	242	53,330
Vinci SA	451	60,331
West Japan Railway Co.	1,585	32,522
Total Transportation		848,751

Utilities — 27.2%
AES Corp. (The)	2,331	32,331
Atmos Energy Corp.(a)	381	65,425
Chesapeake Utilities Corp.	477	60,713
China Gas Holdings Ltd.	19,627	20,177
China Resources Gas Group Ltd.	4,599	12,639
Chubu Electric Power Co., Inc.	2,919	40,643
CLP Holdings Ltd.	7,525	64,191
CMS Energy Corp.	265	19,491
Constellation Energy Corp.	98	36,946
E.ON SE	5,150	95,938
Emera, Inc.(a)	667	31,742
Enel SpA	3,782	38,292
Entergy Corp.	682	65,533
Essential Utilities, Inc.	1,156	45,119
Iberdrola SA	3,709	75,195
Kansai Electric Power Co., Inc. (The)	3,422	53,477
National Grid PLC	8,844	132,465
NextEra Energy, Inc.	2,028	165,079
OGE Energy Corp.	964	42,551
PG&E Corp.	4,582	73,129
PPL Corp.(a)	3,360	122,707
Public Service Enterprise Group, Inc.	841	67,751
Severn Trent PLC	625	22,836

	Shares	Value
Common Stocks (continued)
Utilities (continued)
WEC Energy Group, Inc.	1,472	$164,467
Xcel Energy, Inc.	2,014	163,476
Total Utilities		1,712,313

Total Common Stocks (Cost $5,613,422)		6,269,127

Short-Term Investments — 1.5%
Money Market Funds — 1.5%
BlackRock Liquidity FedFund, 3.98%(b)	34,926	34,926
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(b)(c)	62,217	62,217

Total Short-Term Investments (Cost $97,143)		97,143

Total Investments — 101.3% (Cost $5,710,565)		6,366,270
Other Assets and Liabilities,Net — (1.3)%		(80,304)
Net Assets — 100.0%		$6,285,966

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $242,894; total market value of collateral held by the Fund was $251,824. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $189,607.

(b)Reflects the 1-day yield at October 31, 2025.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$6,269,127	$—	$—	$6,269,127
Short-Term Investments:
Money Market Funds	97,143	—	—	97,143
Total Investments in Securities	$6,366,270	$—	$—	$6,366,270

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF

October 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.1%
Bank Loans — 1.0%
Auto Parts & Equipment — 0.1%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
6.715%, (1 Month CME SOFR + 2.75%), due 1/28/32(a)	$100,000	$99,667
RealTruck Group, Inc. Second Amendment Incremental Term Loan
9.072%, (1 Month CME SOFR + 5.00%), due 1/31/28(a)	148,866	130,909
		230,576

Chemicals — 0.1%
SCIH Salt Holdings, Inc. Incremental Term B-1 Loan (First Lien)
7.023%, (3 Month CME SOFR + 3.00%), due 1/31/29(a)	248,125	248,939

Commercial Services — 0.0%(b)
Camelot US Acquisition LLC Amendment No. 7 Incremental Term Loan
7.215%, (1 Month CME SOFR + 3.25%), due 1/31/31(a)	100,000	99,250

Computers — 0.1%
Amentum Holdings, Inc. Initial Term Loan
6.241%, (1 Month CME SOFR + 2.25%), due 9/29/31(a)	200,000	198,083

Diversified Financial Services — 0.0%(b)
Aretec Group, Inc. Term B-3 Loan (First Lien)
7.472%, (1 Month CME SOFR + 3.50%), due 8/9/30(a)	99,499	99,817

Electric — 0.2%
Talen Energy Supply, LLC 2024-1 Incremental Term B Loan
6.538%, (3 Month CME SOFR + 2.50%), due 12/13/31(a)	545,875	546,362

Food — 0.0%(b)
C&S Wholesale Grocers, LLC Initial Term Loan
9.002%, (1 Month CME SOFR + 5.00%), due 9/20/30(a)	100,000	97,250

Internet — 0.0%(b)
Arches Buyer, Inc. Refinancing Term Loan
7.341%, (1 Month CME SOFR + 3.25%), due 12/6/27(a)	99,478	99,630

	Principal Amount	Value
Bank Loans (continued)
Machinery-Diversified — 0.1%
TK Elevator U.S. Newco, Inc., Facility B
7.006%, (1 Month CME SOFR + 3.00%), due 4/30/30(a)	$199,001	$200,090

Media — 0.0%(b)
Gray Television, Inc. Term D Loan
7.099%, (1 Month CME SOFR + 3.00%), due 12/1/28(a)	53,391	53,432

Mining — 0.1%
American Rock Salt Co., LLC Initial Loan (First Lien)
8.318%, (3 Month CME SOFR + 4.00%), due 6/9/28(a)	197,933	147,955

Pipelines — 0.0%(b)
New Fortress Energy, Inc. Second Amendment Incremental Term Loan
9.671%, (3 Month CME SOFR + 5.50%), due 10/30/28(a)	198,749	87,152

Retail — 0.2%
Great Outdoors Group, LLC Term B-3 Loan
7.252%, (1 Month CME SOFR + 3.25%), due 1/23/32(a)	496,250	496,126

Software — 0.1%
Cloud Software Group, Inc. Tenth Amendment Tranche B-1 Term Loan
7.091%, (3 Month CME SOFR + 3.25%), due 8/13/32(a)	125,000	124,941

Transportation — 0.0%(b)
NA Rail Hold Co., LLC Tranche B-3 Term Loan
7.131%, (3 Month CME SOFR + 3.00%), due 3/8/32(a)	99,750	100,249

Total Bank Loans (Cost $2,976,101)		2,829,852

Collateralized Loan Obligations — 1.9%
AGL CLO 17 Ltd.
Series 2022-17A BR, 5.270%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	700,000	700,106
BCC Middle Market CLO LLC
Series 2025-1A A1, 5.725%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	435,000	435,707
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R, 5.434%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	400,000	400,189
Diameter Capital CLO 5 Ltd., (Cayman Islands)
Series 2023-5A A1R, 5.110%, (3 Month CME SOFR + 1.24%), due 1/15/39(a)	700,000	700,191

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Collateralized Loan Obligations (continued)
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR, 5.440%, (3 Month CME SOFR + 1.57%), due 1/21/37(a)	$600,000	$600,932
Golub Capital Partners CLO 49M Ltd., (Cayman Islands)
Series 2020-49A A2R2, 6.002%, (3 Month CME SOFR + 1.68%), due 7/20/38(a)	750,000	749,538
Golub Capital Partners CLO 78M
Series 2025-78A A1, 5.250%, (3 Month CME SOFR + 1.38%), due 4/21/39(a)	600,000	598,048
Great Lakes CLO Ltd., (Cayman Islands)
Series 2019-1A ARR, 5.385%, (3 Month CME SOFR + 1.48%), due 4/15/37(a)	515,000	517,708
Sixth Street CLO XIV Ltd., (Cayman Islands)
Series 2019-14A A1R2, 5.020%, (3 Month CME SOFR + 1.15%), due 1/20/38(a)	700,000	698,591
		5,401,010
Total Collateralized Loan Obligations (Cost $5,397,725)		5,401,010

Collateralized Mortgage Obligations — 6.4%
Mortgage Securities — 6.4%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.575%, due 7/25/45(a)(c)	135,803	110,488
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A, 4.300%, due 8/1/53	295,813	293,166
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 4.706%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	34,056	30,508
Citigroup Mortgage Loan Trust
Series 2025-4 A2, 5.500%, due 10/25/55(a)(c)	430,504	431,462
Connecticut Avenue Securities
Series 2025-R01 1B1, 5.883%, (1 Month SOFR + 1.70%), due 1/25/45(a)	770,000	767,362
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1, 13.547%, (1 Month SOFR + 9.36%), due 11/25/39(a)	616,976	659,322
Series 2020-SBT1 1B1, 11.221%, (1 Month SOFR + 6.86%), due 2/25/40(a)	1,050,000	1,108,684
Series 2021-R03 1B2, 9.683%, (1 Month SOFR + 5.50%), due 12/25/41(a)	485,000	504,834
Series 2022-R01 1B2, 10.183%, (1 Month SOFR + 6.00%), due 12/25/41(a)	425,000	444,902

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2022-R02 2B2, 11.833%, (1 Month SOFR + 7.65%), due 1/25/42(a)	$490,000	$522,685
Series 2022-R07 1M2, 8.833%, (1 Month SOFR + 4.65%), due 6/25/42(a)	100,000	105,619
Series 2022-R08 1B1, 9.783%, (1 Month SOFR + 5.60%), due 7/25/42(a)	865,000	927,784
Series 2023-R03 2M2, 8.083%, (1 Month SOFR + 3.90%), due 4/25/43(a)	275,000	290,413
Series 2023-R07 2M2, 7.433%, (1 Month SOFR + 3.25%), due 9/25/43(a)	540,000	558,918
Series 2024-R02 1B1, 6.683%, (1 Month SOFR + 2.50%), due 2/25/44(a)	220,000	225,058
Series 2024-R03 2M2, 6.133%, (1 Month SOFR + 1.95%), due 3/25/44(a)	200,000	201,250
Series 2024-R05 2B1, 6.183%, (1 Month SOFR + 2.00%), due 7/25/44(a)	1,340,000	1,343,360
GS Mortgage-Backed Securities Trust
Series 2023-PJ1 A4, 3.500%, due 2/25/53(a)(c)	457,480	415,605
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 4.586%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	55,368	53,848
J.P. Morgan Mortgage Trust
Series 2021-4 B1, 2.879%, due 8/25/51(a)(c)	1,426,240	1,187,130
Series 2022-1 B3, 3.085%, due 7/25/52(a)(c)	724,297	591,255
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(c)	505,318	512,390
Mill City Mortgage Loan Trust
Series 2018-3 B2, 3.250%, due 8/25/58(a)(c)	1,037,788	806,820
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 11.797%, (1 Month SOFR + 7.61%), due 3/25/50(a)	200,000	206,805
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(c)	247,382	232,085
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(c)	738,966	613,717
Series 2024-NQM9 A1, 6.030%, due 1/25/64	266,596	270,095
Series 2025-J3 AF, 5.683%, (1 Month SOFR + 1.50%), due 10/25/55(a)	501,434	501,343
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(c)	4,295,120	3,602,029

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
STACR Trust
Series 2018-HRP1 B2, 16.047%, (1 Month SOFR + 11.86%), due 5/25/43(a)	$397,619	$475,135
UWM Mortgage Trust
Series 2021-INV5 A14, 3.000%, due 1/25/52(a)(c)	852,450	737,369
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B, 4.986%, (1 Month CME SOFR + 0.99%), due 11/25/34(a)	35,550	34,586
		18,766,027
Total Collateralized Mortgage Obligations (Cost $18,638,252)		18,766,027

Commercial Asset-Backed Securities — 7.3%
Asset Backed Securities — 7.3%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	504,935	517,253
Ares Loan Funding IX Ltd., (Cayman Islands)
Series 2025-ALF9A A2, 5.305%, (3 Month CME SOFR + 1.40%), due 3/31/38(a)	600,000	600,281
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C, 5.983%, (1 Month SOFR + 1.80%), due 6/25/47(a)	299,481	296,974
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 D, 6.030%, due 11/15/29	1,500,000	1,517,821
Series 2025-3 E, 6.620%, due 5/17/32	775,000	758,503
Carmax Select Receivables Trust 2025-B
Series 2025-B E, 6.890%, due 9/15/32	605,000	599,578
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	538,978	451,047
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	584,109
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	348,554
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	279,847
DT Auto Owner Trust
Series 2021-4A D, 1.990%, due 9/15/27	113,816	112,825
Exeter Automobile Receivables Trust
Series 2022-2A E, 6.340%, due 10/15/29	715,000	693,329
Series 2022-5A E, 10.450%, due 4/15/30	515,000	543,082

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Series 2023-4A D, 6.950%, due 12/17/29	$260,000	$265,904
Series 2025-4A E, 6.990%, due 4/15/33	440,000	433,268
Flagship Credit Auto Trust
Series 2021-3 E, 3.320%, due 12/15/28	890,000	819,165
Series 2022-1 D, 3.640%, due 3/15/28	780,000	728,892
Series 2022-2 D, 5.800%, due 4/17/28	914,000	784,637
Ford Credit Auto Owner Trust
Series 2023-1 D, 6.260%, due 8/15/35	425,000	435,260
GLS Auto Receivables Issuer Trust
Series 2022-3A E, 8.350%, due 10/15/29	425,000	437,529
Series 2024-3A D, 5.530%, due 2/18/31	660,000	665,975
Home Partners of America
Series 2021-2 B, 2.302%, due 12/17/26	95,950	93,430
HPEFS Equipment Trust
Series 2024-1A D, 5.820%, due 11/20/31	260,000	263,144
LAD Auto Receivables Trust
Series 2024-3A D, 5.180%, due 2/17/32	885,000	892,851
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1, 5.589%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	650,000	650,977
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	420,000	354,377
Series 2021-1 B1, 2.410%, due 10/20/61	865,000	554,254
OneMain Direct Auto Receivables Trust
Series 2019-1A D, 4.680%, due 4/14/31	385,000	383,670
Progress Residential Trust
Series 2025-SFR3 D, 3.390%, due 7/17/42	540,000	493,433
QTS Issuer ABS I LLC
Series 2025-1A A2, 5.439%, due 5/25/55	470,000	476,776
QTS Issuer ABS II LLC
Series 2025-1A A2, 5.044%, due 10/5/55	550,000	549,644
RIN V LLC
Series 2023-2A A1R, 5.252%, (3 Month CME SOFR + 1.34%), due 10/14/36(a)	650,000	648,951
Santander Drive Auto Receivables Trust 2025-1
Series 2025-1 D, 5.430%, due 3/17/31	430,000	433,915

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Subway Funding LLC
Series 2024-1A A2I, 6.028%, due 7/30/54	$653,400	$661,288
Series 2024-3A A2II, 5.566%, due 7/30/54	400,950	401,054
Tricon American Homes
Series 2020-SFR1 A, 1.499%, due 7/17/38	267,743	262,207
Tricon Residential 2024-SFR4 Trust
Series 2024-SFR4 A, 4.300%, due 11/17/41	492,093	487,773
Uniti Fiber Abs Issuer LLC
Series 2025-2A A2, 5.177%, due 1/20/56	290,000	290,714
Zayo Issuer LLC
Series 2025-1A A2, 5.648%, due 3/20/55	840,000	853,515
Series 2025-3A A2, 5.570%, due 10/20/55	710,000	713,765
		21,339,571
Total Commercial Asset-Backed Securities (Cost $21,968,289)		21,339,571

Commercial Mortgage-Backed Securities — 8.2%
Mortgage Securities — 8.2%
Bank
Series 2019-BN19 C, 4.025%, due 8/15/61(a)(c)	490,000	355,546
BANK
Series 2017-BNK7 C, 3.973%, due 9/15/60(a)(c)	245,000	217,243
Series 2019-BN20 C, 3.650%, due 9/15/62(a)(c)	130,000	102,694
Series 2020-BN25 D, 2.500%, due 1/15/63	1,390,000	1,081,476
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	640,000	552,324
Benchmark Mortgage Trust
Series 2018-B3 C, 4.546%, due 4/10/51(a)(c)	550,000	475,574
Series 2019-B11 A5, 3.542%, due 5/15/52	315,000	303,609
Series 2019-B14 C, 3.777%, due 12/15/62(a)(c)	450,000	315,480
Series 2019-B9 C, 4.971%, due 3/15/52(a)(c)	1,050,000	925,081
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-5MW A, 4.674%, due 10/10/42(a)(c)	595,000	593,959
Series 2025-5MW C, 5.451%, due 10/10/42(a)(c)	500,000	499,077
BMO Mortgage Trust
Series 2022-C1 111A, 3.269%, due 2/17/55(a)(c)	840,000	776,215
BX Commercial Mortgage Trust

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2024-BRBK D, 10.002%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	$495,000	$494,504
BX Trust 2025-VLT7
Series 2025-VLT7 C, 6.382%, (1 Month CME SOFR + 2.35%), due 7/15/44(a)	585,000	587,377
CD Mortgage Trust
Series 2017-CD4 D, 3.300%, due 5/10/50	495,000	422,845
CFCRE Commercial Mortgage Trust
Series 2016-C3 D, 3.052%, due 1/10/48(a)(c)	540,000	510,920
CFCRE Commercial Mortgage Trust 2016-C4
Series 2016-C4 D, 4.847%, due 5/10/58(a)(c)	617,007	597,491
CFK Trust
Series 2020-MF2 E, 3.458%, due 3/15/39(a)(c)	775,000	572,231
Citigroup Commercial Mortgage Trust
Series 2018-B2 D, 3.145%, due 3/10/51(a)(c)	1,420,000	1,100,456
COMM 2014-CCRE20 Mortgage Trust
Series 2014-CR20 D, 3.222%, due 11/10/47	440,000	321,209
COMM Mortgage Trust
Series 2016-DC2 D, 3.924%, due 2/10/49(a)(c)	1,260,000	1,212,523
CONE Trust
Series 2024-DFW1 D, 7.072%, (1 Month CME SOFR + 3.04%), due 8/15/41(a)	270,000	269,582
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	865	863
DBGS 2018-5BP Mortgage Trust
Series 2018-5BP A, 4.925%, (1 Month CME SOFR + 0.89%), due 6/15/33(a)	365,000	346,750
Durst Commercial Mortgage Trust 2025-151
Series 2025-151 D, 6.791%, due 8/10/42(a)(c)	655,000	673,800
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 M2, 7.437%, (1 Month SOFR + 3.25%), due 10/25/44(a)	915,000	927,624
GS Mortgage Securities Corp. Trust
Series 2017-GPTX A, 2.856%, due 5/10/34	513,367	455,317
GS Mortgage Securities Trust
Series 2015-GC30 B, 3.974%, due 5/10/50(a)(c)	247,762	235,622
GS Mortgage Securities Trust 2018-GS10
Series 2018-GS10 C, 4.400%, due 7/10/51(a)(c)	750,000	658,295

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440 A, 5.447%, (1 Month CME SOFR + 1.41%), due 3/15/36(a)	$550,000	$507,007
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D, 3.000%, due 6/13/52	155,000	119,028
MFT Trust
Series 2020-ABC B, 3.477%, due 2/10/42(a)(c)	380,000	298,120
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
Series 2015-C22 D, 3.970%, due 4/15/48(a)(c)	900,000	540,027
Morgan Stanley Capital I Trust
Series 2014-150E A, 3.912%, due 9/9/32	1,050,000	945,119
Series 2015-420 A, 7.982%, due 10/12/50	413,596	419,158
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(c)	395,000	431,045
NCMF Trust
Series 2025-MFS D, 6.618%, due 6/10/33(a)(c)	925,000	940,807
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	1,300,000	1,371,878
SG Commercial Mortgage Securities Trust
Series 2016-C5 B, 3.933%, due 10/10/48	400,000	380,228
SKY Trust 2025-LINE
Series 2025-LINE B, 7.719%, (1 Month CME SOFR + 3.69%), due 4/15/42(a)	489,789	490,207
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.944%, due 3/15/51(a)(c)	550,000	380,237
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6 D, 3.059%, due 11/15/49	630,000	535,633
Series 2017-C40 D, 2.700%, due 10/15/50	635,000	537,798
Series 2019-C51 C, 4.289%, due 6/15/52(a)(c)	460,000	386,132
		23,868,111
Total Commercial Mortgage-Backed Securities (Cost $23,229,313)		23,868,111
Corporate Bonds — 45.9%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.
7.750%, due 4/15/28	105,000	104,205
Lamar Media Corp.
4.875%, due 1/15/29	300,000	297,359

	Principal Amount	Value
Corporate Bonds (continued)
Advertising — 0.2%
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27	$150,000	$149,396
		550,960
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC
6.750%, due 3/15/29	140,000	144,551
Efesto Bidco SpA Efesto US LLC, (Italy)
Series XR, 7.500%, due 2/15/32	70,000	69,890
TransDigm, Inc.
6.000%, due 1/15/33	100,000	101,588
6.375%, due 5/31/33	300,000	305,800
6.750%, due 8/15/28	1,000,000	1,019,727
6.750%, due 1/31/34	110,000	113,991
		1,755,547
Agriculture — 0.1%
Darling Ingredients, Inc.
6.000%, due 6/15/30	175,000	176,872

Airlines — 1.0%
American Airlines Class B Pass Through Trust
Series 2021-1, B, 3.950%, due 7/11/30	215,350	205,471
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	790,571	724,860
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.750%, due 10/20/28	1,055,000	1,062,260
JetBlue Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	721,632	640,291
United Airlines Class A Pass Through Trust
Series 20-1, A, 5.875%, due 10/15/27	181,931	186,126
		2,819,008
Apparel — 0.0%(b)
William Carter Co. (The)
7.375%, due 2/15/31	50,000	49,759
Auto Manufacturers — 2.0%
American Honda Finance Corp.
5.150%, due 7/9/32	715,000	735,002
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	760,000	750,456
6.054%, due 11/5/31	345,000	352,715
6.950%, due 3/6/26	435,000	437,558
7.200%, due 6/10/30	390,000	417,422
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	571,564
4.300%, due 4/6/29	365,000	363,763
5.625%, due 4/4/32	715,000	743,178
JB Poindexter & Co., Inc.
8.750%, due 12/15/31	315,000	329,635
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	1,150,000	1,114,104

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment — 0.5%
PM General Purchaser LLC
9.500%, due 10/1/28	$70,000	$60,542
		5,875,939
American Axle & Manufacturing, Inc.
7.750%, due 10/15/33	65,000	65,092
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	90,000	94,717
IHO Verwaltungs GmbH, (Germany)
7.750%, due 11/15/30	500,000	517,988
8.000%, due 11/15/32	45,000	46,919
Qnity Electronics, Inc.
5.750%, due 8/15/32	70,000	71,234
Real Hero Merger Sub 2, Inc.
6.250%, due 2/1/29	150,000	89,699
Tenneco, Inc.
8.000%, due 11/17/28	250,000	249,318
ZF North America Capital, Inc., (Germany)
7.500%, due 3/24/31	200,000	192,318
		1,327,285
Banks — 7.9%
Australia & New Zealand Banking Group Ltd., (Australia)
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(a)	610,000	631,716
Banco Santander SA, (Spain)
6.350%, due 3/14/34	200,000	215,282
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(a)	815,000	732,950
2.687%, (SOFR + 1.32%), due 4/22/32(a)	605,000	552,880
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/73(a)	810,000	773,089
5.367%, (SOFR + 1.23%), due 2/25/31(a)	805,000	830,307
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/73(a)	195,000	207,538
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(a)	440,000	414,269
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/74(a)	350,000	343,349
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(a)	1,220,000	1,193,994
6.714%, (SOFR + 2.27%), due 10/19/29(a)	250,000	265,170
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(a)	560,000	498,005
5.411%, (5 Year US CMT T-Note + 1.73%), due 9/19/39(a)	400,000	402,235
Citizens Financial Group, Inc.
3.250%, due 4/30/30	445,000	421,790

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.22%), due 4/6/28(a)	$1,045,000	$1,037,512
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/74(a)	315,000	302,821
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(a)	910,000	890,894
3.729%, (SOFR + 2.76%), due 1/14/32(a)	570,000	537,002
First Horizon Bank
5.750%, due 5/1/30	811,000	838,578
First Horizon Corp.
5.514%, (SOFR + 1.77%), due 3/7/31(a)	600,000	618,753
Huntington Bancshares, Inc.
6.141%, (5 Year US CMT T-Note + 1.70%), due 11/18/39(a)	755,000	781,962
Huntington National Bank (The)
5.650%, due 1/10/30	631,000	659,375
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	831,030
KeyBank NA
4.900%, due 8/8/32	720,000	713,086
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(a)(d)	240,000	260,148
Lloyds Banking Group PLC, (United Kingdom)
4.582%, due 12/10/25	775,000	775,129
4.650%, due 3/24/26	590,000	590,476
4.976%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.30%), due 8/11/33(a)	355,000	360,312
M&T Bank Corp.
5.385%, (SOFR + 1.61%), due 1/16/36(a)(d)	430,000	435,554
6.082%, (SOFR + 2.26%), due 3/13/32(a)	410,000	433,697
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(a)	1,050,000	916,482
2.511%, (SOFR + 1.20%), due 10/20/32(a)	595,000	531,962
Santander Holdings USA, Inc.
6.499%, (SOFR + 2.36%), due 3/9/29(a)	855,000	889,712
Societe Generale SA, (France)
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/74(a)	675,000	639,179
UBS Group AG, (Switzerland)
1.364%, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.08%), due 1/30/27(a)	285,000	282,919

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/74(a)	$560,000	$506,240
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/74(a)	150,000	147,264
6.442%, (SOFR + 3.70%), due 8/11/28(a)	550,000	570,417
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(a)	975,000	873,482
		22,906,560
Biotechnology — 0.2%
Amgen, Inc.
5.750%, due 3/2/63	725,000	724,124

Building Materials — 0.5%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	375,000	385,512
James Hardie International Finance DAC
5.000%, due 1/15/28	200,000	198,820
Knife River Corp.
7.750%, due 5/1/31	400,000	419,027
Quikrete Holdings, Inc.
6.375%, due 3/1/32	315,000	326,722
6.750%, due 3/1/33	85,000	88,447
		1,418,528
Chemicals — 1.1%
ASP Unifrax Holdings, Inc.
11.175%, due 9/30/29	104,834	95,923
Celanese U.S. Holdings LLC
6.830%, due 7/15/29	50,000	51,067
6.850%, due 11/15/28	100,000	103,582
7.050%, due 11/15/30	100,000	101,763
Dow Chemical Co. (The)
5.650%, due 3/15/36(d)	550,000	550,532
GPD Cos., Inc.
12.500%, due 12/31/29	125,870	70,420
Huntsman International LLC
4.500%, due 5/1/29	865,000	799,683
Innophos Holdings, Inc.
11.500%, due 6/15/29	280,000	266,000
NOVA Chemicals Corp., (Canada)
8.500%, due 11/15/28	300,000	314,502
Olympus Water U.S. Holding Corp.
7.125%, due 10/1/27	200,000	203,562
7.250%, due 2/15/33	200,000	199,074
SK Invictus Intermediate II Sarl
5.000%, due 10/30/29	255,000	250,749
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33	100,000	100,080
		3,106,937
Coal — 0.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
8.625%, due 6/15/29	150,000	158,745

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services — 0.9%
Belron UK Finance PLC, (United Kingdom)
5.750%, due 10/15/29	$115,000	$116,514
Block, Inc.
5.625%, due 8/15/30	85,000	86,284
6.000%, due 8/15/33	75,000	76,687
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	300,000	288,917
4.875%, due 7/1/29	365,000	340,503
Dcli Bidco LLC
7.750%, due 11/15/29	85,000	86,396
Graham Holdings Co.
5.750%, due 6/1/26	475,000	474,755
Herc Holdings, Inc.
7.000%, due 6/15/30	415,000	434,372
NES Fircroft Bondco A/S, (United Kingdom)
8.000%, due 9/30/29	125,000	126,248
NESCO Holdings II, Inc.
5.500%, due 4/15/29	150,000	146,646
OT Midco, Inc.
10.000%, due 2/15/30	135,000	78,978
TriNet Group, Inc.
3.500%, due 3/1/29	200,000	187,816
United Rentals North America, Inc.
3.875%, due 2/15/31	100,000	94,938
Williams Scotsman, Inc.
4.625%, due 8/15/28	150,000	148,034
6.625%, due 4/15/30	50,000	51,705
		2,738,793
Computers — 0.2%
CACI International, Inc.
6.375%, due 6/15/33	75,000	77,979
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	340,000	262,163
Insight Enterprises, Inc.
6.625%, due 5/15/32	165,000	168,871
McAfee Corp.
7.375%, due 2/15/30	80,000	73,235
		582,248
Cosmetics/Personal Care — 0.7%
Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750%, due 1/15/29	1,420,000	1,400,030
Edgewell Personal Care Co.
5.500%, due 6/1/28	300,000	299,580
Perrigo Finance Unlimited Co.
Series USD, 6.125%, due 9/30/32	100,000	100,844
Prestige Brands, Inc.
3.750%, due 4/1/31	200,000	185,545
5.125%, due 1/15/28	75,000	74,764
		2,060,763
Distribution/Wholesale — 0.3%
Gates Corp.
6.875%, due 7/1/29	200,000	207,642
RB Global Holdings Inc, (Canada)
7.750%, due 3/15/31	500,000	521,814

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Distribution/Wholesale (continued)
Velocity Vehicle Group LLC
8.000%, due 6/1/29	$75,000	$73,744
		803,200
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	193,115
AG Issuer LLC
6.250%, due 3/1/28	300,000	300,219
Aircastle Ltd. / Aircastle Ireland DAC
5.000%, due 9/15/30	525,000	528,970
Ally Financial, Inc.
5.548%, (SOFR + 1.78%), due 7/31/33(a)	630,000	632,634
6.992%, (SOFR + 3.26%), due 6/13/29(a)	465,000	488,414
Aretec Group, Inc.
7.500%, due 4/1/29	125,000	126,027
Aviation Capital Group LLC
1.950%, due 1/30/26	965,000	958,870
Avolon Holdings Funding Ltd., (Ireland)
2.125%, due 2/21/26	615,000	610,512
5.750%, due 11/15/29	890,000	922,781
Cantor Fitzgerald LP
7.200%, due 12/12/28	490,000	520,529
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(a)	775,000	812,286
Jane Street Group / JSG Finance, Inc.
6.125%, due 11/1/32	200,000	203,515
6.750%, due 5/1/33	60,000	62,590
7.125%, due 4/30/31	550,000	577,152
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	850,000	893,463
Osaic Holdings, Inc.
6.750%, due 8/1/32	150,000	154,964
8.000%, due 8/1/33	40,000	41,038
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	250,000	242,738
5.750%, due 9/15/31	100,000	99,760
6.750%, due 2/15/34	50,000	51,249
Planet Financial Group LLC
10.500%, due 12/15/29	100,000	103,576
Rocket Cos., Inc.
6.125%, due 8/1/30	130,000	134,095
6.375%, due 8/1/33	95,000	98,964
Stonex Escrow Issuer LLC
6.875%, due 7/15/32	155,000	160,364
StoneX Group, Inc.
7.875%, due 3/1/31	375,000	397,161
Synchrony Financial
5.450%, (SOFR + 1.68%), due 3/6/31(a)	850,000	864,642
		10,179,628

	Principal Amount	Value
Corporate Bonds (continued)
Electric — 4.8%
AEP Texas, Inc.
3.450%, due 5/15/51	$745,000	$515,873
5.850%, due 10/15/55	255,000	254,871
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26	950,000	954,521
Alpha Generation LLC
6.750%, due 10/15/32	225,000	231,207
Arizona Public Service Co.
5.700%, due 8/15/34	575,000	604,626
6.350%, due 12/15/32	665,000	726,239
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	720,000	627,983
Black Hills Corp.
4.550%, due 1/31/31	950,000	948,061
Clearway Energy Operating LLC
4.750%, due 3/15/28	425,000	422,621
Edison International
5.250%, due 3/15/32	850,000	841,225
7.875%, (5 Year US CMT T-Note + 3.66%), due 6/15/54(a)	335,000	344,787
Series A, 5.375%, (5 Year US CMT T-Note + 4.70%), due 9/15/74(a)	50,000	49,504
Electricite de France SA, (France)
9.125%, (5 Year US CMT T-Note + 5.41%), due 12/15/73(a)	40,000	46,328
Evergy Kansas Central, Inc.
5.250%, due 3/15/35	1,250,000	1,278,393
Indianapolis Power & Light Co.
5.050%, due 8/15/35	280,000	282,326
5.650%, due 12/1/32	370,000	386,595
Lightning Power LLC
7.250%, due 8/15/32	400,000	423,703
NRG Energy, Inc.
5.407%, due 10/15/35	340,000	339,254
5.750%, due 1/15/28	100,000	100,355
5.750%, due 1/15/34	135,000	135,952
6.000%, due 2/1/33	250,000	255,020
6.000%, due 1/15/36	220,000	223,787
PacifiCorp
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	470,000	493,748
Puget Energy, Inc.
4.224%, due 3/15/32	855,000	820,637
Southern California Edison Co.
5.700%, due 3/1/53	270,000	256,133
Talen Energy Supply LLC
6.250%, due 2/1/34	120,000	123,054
6.500%, due 2/1/36	160,000	165,712
TransAlta Corp., (Canada)
7.750%, due 11/15/29	110,000	114,545
Virginia Electric and Power Co.
Series C, 4.625%, due 5/15/52	500,000	433,163
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/74(a)	200,000	204,908
Vistra Operations Co. LLC
5.625%, due 2/15/27	500,000	500,162

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
VoltaGrid LLC
7.375%, due 11/1/30	$90,000	$91,535
XPLR Infrastructure Operating Partners LP
3.875%, due 10/15/26	100,000	98,524
4.500%, due 9/15/27	50,000	48,903
7.250%, due 1/15/29	100,000	102,867
8.375%, due 1/15/31	90,000	94,165
8.625%, due 3/15/33	75,000	78,691
Zorlu Enerji Elektrik Uretim A/S, (Turkey)
11.000%, due 4/23/30	420,000	376,692
		13,996,670
Electrical Components & Equipment — 0.0%(b)
EnerSys
6.625%, due 1/15/32	100,000	102,782

Electronics — 0.2%
Amphenol Corp.
5.300%, due 11/15/55	230,000	223,820
Sensata Technologies BV
5.875%, due 9/1/30	350,000	353,395
		577,215
Engineering & Construction — 0.3%
AECOM
6.000%, due 8/1/33	120,000	123,151
Arcosa, Inc.
4.375%, due 4/15/29	425,000	413,524
Artera Services LLC
8.500%, due 2/15/31	100,000	86,299
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	85,000	82,275
Weekley Homes LLC / Weekley Finance Corp.
4.875%, due 9/15/28	150,000	146,499
		851,748
Entertainment — 1.0%
Boyne USA, Inc.
4.750%, due 5/15/29	250,000	245,154
Caesars Entertainment, Inc.
4.625%, due 10/15/29(d)	75,000	70,559
6.000%, due 10/15/32(d)	150,000	143,096
Churchill Downs, Inc.
5.500%, due 4/1/27	375,000	374,865
5.750%, due 4/1/30(d)	375,000	376,153
Jacobs Entertainment, Inc.
6.750%, due 2/15/29	160,000	155,000
Light & Wonder International, Inc.
6.250%, due 10/1/33	80,000	79,646
7.500%, due 9/1/31	200,000	207,615
Live Nation Entertainment, Inc.
4.750%, due 10/15/27	500,000	498,394
Merlin Entertainments Group U.S. Holdings, Inc., (United Kingdom)
7.375%, due 2/15/31	105,000	87,984

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment (continued)
Motion Bondco DAC, (United Kingdom)
6.625%, due 11/15/27	$140,000	$135,502
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.
6.625%, due 2/1/33	100,000	101,060
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.
6.250%, due 10/15/30	115,000	115,937
Voyager Parent LLC
9.250%, due 7/1/32	130,000	136,290
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	140,000	128,231
5.050%, due 3/15/42	60,000	48,164
		2,903,650
Environmental Control — 0.0%(b)
Waste Pro USA, Inc.
7.000%, due 2/1/33	50,000	51,971

Food — 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.750%, due 3/31/34	60,000	60,264
C&S Group Enterprises LLC
5.000%, due 12/15/28	85,000	77,514
Chobani Holdco II LLC
8.750%, due 10/1/29	168,289	178,269
Grupo Nutresa SA, (Colombia)
8.000%, due 5/12/30	200,000	214,850
9.000%, due 5/12/35	380,000	431,395
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,010,000	911,261
Performance Food Group, Inc.
4.250%, due 8/1/29	250,000	243,812
5.500%, due 10/15/27	200,000	200,043
Post Holdings, Inc.
5.500%, due 12/15/29	275,000	275,138
Simmons Foods Inc/Simmons Prepared Foods, Inc. /Simmons Pet Food, Inc./Simmons Feed
4.625%, due 3/1/29	300,000	287,447
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	155,596
4.250%, due 2/1/27	715,000	711,947
United Natural Foods, Inc.
6.750%, due 10/15/28	155,000	155,048
		3,902,584
Forest Products & Paper — 0.1%
Mercer International, Inc., (Germany)
5.125%, due 2/1/29	480,000	310,366

Gas — 1.1%
AltaGas Ltd., (Canada)
7.200%, (5 Year US CMT T-Note + 3.57%), due 10/15/54(a)	100,000	102,514
Boston Gas Co.
3.757%, due 3/16/32	275,000	261,216

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Gas (continued)
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	$910,000	$900,256
6.388%, due 9/15/33	225,000	242,853
National Fuel Gas Co.
5.950%, due 3/15/35	1,155,000	1,204,989
Southern California Gas Co.
6.000%, due 6/15/55	605,000	634,554
		3,346,382
Healthcare-Products — 0.2%
Hologic, Inc.
3.250%, due 2/15/29	150,000	148,065
Neogen Food Safety Corp.
8.625%, due 7/20/30	90,000	95,193
Varex Imaging Corp.
7.875%, due 10/15/27	350,000	356,994
		600,252
Healthcare-Services — 0.5%
DaVita, Inc.
4.625%, due 6/1/30	75,000	72,424
Encompass Health Corp.
4.625%, due 4/1/31	100,000	97,553
Global Medical Response, Inc.
7.375%, due 10/1/32	100,000	104,634
IQVIA, Inc.
6.250%, due 6/1/32	225,000	234,510
LifePoint Health, Inc.
5.375%, due 1/15/29	100,000	96,766
8.375%, due 2/15/32	110,000	118,777
10.000%, due 6/1/32	155,000	164,864
11.000%, due 10/15/30	250,000	275,651
Molina Healthcare, Inc.
3.875%, due 5/15/32	25,000	22,541
Tenet Healthcare Corp.
6.125%, due 6/15/30	400,000	407,416
		1,595,136
Holding Companies-Divers — 0.3%
Clue Opco LLC
9.500%, due 10/15/31	160,000	163,101
Stena International SA, (Sweden)
7.625%, due 2/15/31	750,000	768,295
		931,396
Home Builders — 0.2%
Installed Building Products, Inc.
5.750%, due 2/1/28	200,000	199,907
Shea Homes LP / Shea Homes Funding Corp.
4.750%, due 2/15/28	75,000	74,266
STL Holding Co. LLC
8.750%, due 2/15/29	65,000	68,154
Winnebago Industries, Inc.
6.250%, due 7/15/28	118,000	117,770
		460,097

	Principal Amount	Value
Corporate Bonds (continued)
Household Products/Wares — 0.1%
Central Garden & Pet Co.
5.125%, due 2/1/28	$450,000	$449,290
Housewares — 0.2%
Newell Brands, Inc.
6.375%, due 5/15/30(d)	135,000	128,250
6.625%, due 5/15/32(d)	115,000	108,100
8.500%, due 6/1/28	85,000	87,203
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	150,000	138,863
4.375%, due 2/1/32	250,000	231,111
		693,527
Insurance — 0.4%
Belrose Funding Trust II
6.792%, due 5/15/55	650,000	692,440
HUB International Ltd.
7.250%, due 6/15/30	150,000	156,600
MGIC Investment Corp.
5.250%, due 8/15/28	200,000	199,991
Ryan Specialty LLC
5.875%, due 8/1/32	200,000	203,336
		1,252,367
Internet — 0.2%
Cars.com, Inc.
6.375%, due 11/1/28	135,000	134,462
Cogent Communications Group LLC / Cogent Finance, Inc.
6.500%, due 7/1/32(d)	90,000	85,947
Gen Digital, Inc.
6.750%, due 9/30/27	55,000	55,852
Go Daddy Operating Co LLC / GD Finance Co., Inc.
5.250%, due 12/1/27	450,000	449,488
		725,749
Investment Companies — 0.1%
Ares Capital Corp.
5.500%, due 9/1/30	75,000	75,581
Compass Group Diversified Holdings LLC
5.250%, due 4/15/29	132,275	119,816
		195,397
Iron/Steel — 0.4%
Mineral Resources Ltd., (Australia)
7.000%, due 4/1/31	150,000	155,288
8.500%, due 5/1/30	450,000	469,138
9.250%, due 10/1/28	250,000	262,127
Samarco Mineracao SA, (Brazil)
9.500%, due 6/30/31	286,300	286,296
		1,172,849
Leisure Time — 0.2%
Carnival Corp.
5.750%, due 8/1/32	150,000	154,092
MajorDrive Holdings IV LLC
6.375%, due 6/1/29	85,000	66,398
Royal Caribbean Cruises Ltd.
5.375%, due 1/15/36	295,000	297,000
		517,490

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Lodging — 0.7%
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	$100,000	$92,127
4.875%, due 1/15/30(d)	500,000	499,278
5.750%, due 9/15/33(d)	100,000	101,875
Hyatt Hotels Corp.
5.250%, due 6/30/29	885,000	910,148
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	469,186
		2,072,614
Machinery-Diversified — 0.2%
Maxim Crane Works Holdings Capital LLC
11.500%, due 9/1/28	135,000	142,765
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	400,000	399,539
		542,304
Media — 1.4%
Cable One, Inc.
1.125%, due 3/15/28	100,000	84,250
7.220%, due 3/15/26(e)	200,000	194,800
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, due 5/1/32	585,000	520,305
5.000%, due 2/1/28	200,000	197,993
CSC Holdings LLC
5.500%, due 4/15/27	350,000	324,760
5.750%, due 1/15/30	200,000	74,947
Directv Financing LLC
8.875%, due 2/1/30	100,000	99,408
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	82,000	82,004
Discovery Communications LLC
3.625%, due 5/15/30	80,000	74,040
Gray Media, Inc.
9.625%, due 7/15/32	75,000	75,370
10.500%, due 7/15/29	40,000	43,105
LCPR Senior Secured Financing DAC, (Puerto Rico)
5.125%, due 7/15/29	200,000	120,982
6.750%, due 10/15/27	200,000	125,098
Nexstar Media, Inc.
4.750%, due 11/1/28	50,000	49,214
Sinclair Television Group, Inc.
8.125%, due 2/15/33	125,000	127,386
Sirius XM Radio LLC
5.000%, due 8/1/27	400,000	399,072
Time Warner Cable LLC
6.750%, due 6/15/39	635,000	652,224
Univision Communications, Inc.
9.375%, due 8/1/32	100,000	105,557
Versant Media Group, Inc.
7.250%, due 1/30/31	180,000	183,479
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	200,000	196,326

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	$235,000	$230,275
Ziggo BV, (Netherlands)
4.875%, due 1/15/30	225,000	212,366
		4,172,961
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
6.375%, due 6/15/30	300,000	305,620
Park-Ohio Industries, Inc.
8.500%, due 8/1/30	65,000	66,347
Vallourec SACA, (France)
7.500%, due 4/15/32	200,000	212,575
		584,542
Mining — 0.7%
Century Aluminum Co.
6.875%, due 8/1/32	140,000	143,931
Eldorado Gold Corp., (Turkey)
6.250%, due 9/1/29	130,000	130,264
First Quantum Minerals Ltd., (Zambia)
9.375%, due 3/1/29	300,000	317,436
IAMGOLD Corp., (Burkina Faso)
5.750%, due 10/15/28	250,000	249,064
Vedanta Resources Finance II PLC, (India)
10.875%, due 9/17/29	390,000	408,204
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	765,000	758,527
		2,007,426
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.
4.625%, due 5/15/30	50,000	48,931
6.375%, due 3/15/33	60,000	62,096
Calderys Financing II LLC
11.750%, due 6/1/28	200,000	207,480
Calderys Financing LLC, (France)
11.250%, due 6/1/28	100,000	105,653
		424,160
Oil & Gas — 1.5%
Chord Energy Corp.
6.000%, due 10/1/30	50,000	50,119
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	200,000	212,328
Energean Israel Finance Ltd., (Israel)
5.375%, due 3/30/28	95,000	93,456
Gulfport Energy Operating Corp.
6.750%, due 9/1/29	200,000	204,203
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, due 2/1/31	300,000	284,046
Matador Resources Co.
6.875%, due 4/15/28(d)	150,000	152,858
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	325,000	313,704

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Murphy Oil Corp.
6.000%, due 10/1/32(d)	$60,000	$59,133
Noble Finance II LLC
8.000%, due 4/15/30	200,000	207,569
Parkland Corp., (Canada)
4.625%, due 5/1/30	500,000	485,087
PBF Holding Co. LLC / PBF Finance Corp.
9.875%, due 3/15/30	55,000	58,308
Permian Resources Operating LLC
5.875%, due 7/1/29	450,000	450,393
Range Resources Corp.
4.750%, due 2/15/30	150,000	146,779
Rockcliff Energy II LLC
5.500%, due 10/15/29	250,000	242,360
Seadrill Finance Ltd., (Norway)
8.375%, due 8/1/30	100,000	102,300
SM Energy Co.
6.750%, due 8/1/29	100,000	99,791
7.000%, due 8/1/32	60,000	58,696
Talos Production, Inc.
9.000%, due 2/1/29	140,000	143,945
9.375%, due 2/1/31	360,000	368,168
Transocean International Ltd.
8.750%, due 2/15/30	187,500	196,749
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	80,952	83,188
Vital Energy, Inc.
7.750%, due 7/31/29	100,000	98,314
7.875%, due 4/15/32	90,000	85,172
Wildfire Intermediate Holdings LLC
7.500%, due 10/15/29	100,000	99,796
		4,296,462
Oil & Gas Services — 0.2%
Bristow Group, Inc.
6.875%, due 3/1/28	130,000	129,980
Kodiak Gas Services LLC
6.500%, due 10/1/33	65,000	66,608
Nine Energy Service, Inc.
13.000%, due 2/1/28	110,000	51,514
SESI LLC
7.875%, due 9/30/30	100,000	98,140
Tidewater, Inc.
9.125%, due 7/15/30	125,000	133,417
		479,659
Packaging & Containers — 0.2%
Berry Global, Inc.
4.875%, due 7/15/26	352,000	352,034
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	100,000	101,300
		453,334
Pharmaceuticals — 0.8%
1261229 BC Ltd.
10.000%, due 4/15/32	70,000	73,172
Bausch Health Cos., Inc.
11.000%, due 9/30/28	185,000	193,924

	Principal Amount	Value
Corporate Bonds (continued)
Pharmaceuticals (continued)
BellRing Brands, Inc.
7.000%, due 3/15/30	$200,000	$206,223
CVS Pass-Through Trust
5.926%, due 1/10/34	106,004	108,925
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	225,000	238,483
Jazz Securities DAC
4.375%, due 1/15/29(d)	950,000	930,806
Organon & Co / Organon Foreign Debt Co.-Issuer BV
4.125%, due 4/30/28	550,000	523,279
5.125%, due 4/30/31	255,000	195,467
		2,470,279
Pipelines — 2.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 1/15/28	300,000	299,882
5.750%, due 10/15/33	55,000	54,921
Buckeye Partners LP
6.750%, due 2/1/30	45,000	46,966
6.875%, due 7/1/29	250,000	258,909
Columbia Pipelines Operating Co. LLC
5.962%, due 2/15/55	1,040,000	1,037,263
DT Midstream, Inc.
4.300%, due 4/15/32	605,000	579,884
Energy Transfer LP
6.500%, (5 Year US CMT T-Note + 2.68%), due 2/15/56(a)	75,000	74,321
Excelerate Energy LP
8.000%, due 5/15/30	150,000	158,368
Flex Intermediate Holdco LLC
3.363%, due 6/30/31	635,000	582,741
Global Partners LP / GLP Finance Corp.
6.875%, due 1/15/29	150,000	151,834
7.125%, due 7/1/33	25,000	25,354
Hess Midstream Operations LP
5.500%, due 10/15/30	300,000	301,973
ITT Holdings LLC
6.500%, due 8/1/29	165,000	159,814
ONEOK, Inc.
6.250%, due 10/15/55	575,000	575,712
Plains All American Pipeline LP
Series B, 8.583%, (3 Month CME SOFR + 4.37%), due 11/15/73(a)	550,000	550,628
Plains All American Pipeline LP / PAA Finance Corp.
5.600%, due 1/15/36	285,000	287,942
Prairie Acquiror LP
9.000%, due 8/1/29	75,000	76,978
South Bow Canadian Infrastructure Holdings Ltd., (Canada)
7.625%, (5 Year US CMT T-Note + 3.95%), due 3/1/55(a)	100,000	104,105
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, due 1/15/28	600,000	596,383
6.750%, due 3/15/34	90,000	89,308

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
TransMontaigne Partners LLC
8.500%, due 6/15/30	$90,000	$94,153
Venture Global LNG, Inc.
8.375%, due 6/1/31	60,000	61,598
Venture Global Plaquemines LNG LLC
6.500%, due 1/15/34	85,000	89,034
6.750%, due 1/15/36	50,000	52,956
Western Midstream Operating LP
5.250%, due 2/1/50	680,000	586,309
		6,897,336
Real Estate — 0.1%
Alpha Star Holding IX Ltd., (United Arab Emirates)
7.000%, due 8/26/28	200,000	204,572

REITS — 1.5%
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	802,904
Blackstone Mortgage Trust, Inc.
7.750%, due 12/1/29	65,000	68,499
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	930,000	900,871
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	585,000	506,528
Iron Mountain, Inc.
5.250%, due 3/15/28	75,000	74,961
Millrose Properties, Inc.
6.250%, due 9/15/32	40,000	40,191
6.375%, due 8/1/30	100,000	101,304
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, due 10/15/27	100,000	96,213
8.500%, due 2/15/32	100,000	104,768
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	250,000	245,943
6.500%, due 4/1/32(d)	50,000	51,436
6.500%, due 6/15/33	55,000	56,766
7.250%, due 7/15/28	100,000	103,114
Starwood Property Trust, Inc.
5.750%, due 1/15/31	60,000	60,847
Trust Fibra Uno, (Mexico)
7.375%, due 2/13/34	685,000	746,075
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, due 4/15/28	200,000	195,477
6.500%, due 2/15/29	120,000	112,311
		4,268,208
Retail — 1.2%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.875%, due 1/15/28	100,000	98,195
4.000%, due 10/15/30	500,000	472,694
6.125%, due 6/15/29	100,000	102,760

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Arcos Dorados BV, (Brazil)
6.375%, due 1/29/32	$820,000	$868,831
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	250,000	244,355
5.000%, due 2/15/32	100,000	96,294
AutoNation, Inc.
4.750%, due 6/1/30	313,000	313,995
Beacon Roofing Supply, Inc.
6.750%, due 4/30/32	80,000	82,820
Ken Garff Automotive LLC
4.875%, due 9/15/28	100,000	97,996
LCM Investments Holdings II LLC
4.875%, due 5/1/29	290,000	282,311
Lithia Motors, Inc.
5.500%, due 10/1/30	60,000	60,104
Papa John’s International, Inc.
3.875%, due 9/15/29	100,000	97,166
Saks Global Enterprises LLC
11.000%, due 12/15/29	78,000	34,124
SGUS LLC
11.000%, due 12/15/29	144,460	124,598
Yum! Brands, Inc.
4.625%, due 1/31/32	400,000	390,608
5.375%, due 4/1/32	100,000	101,097
		3,467,948
Savings & Loans — 0.3%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(a)	960,000	944,999

Semiconductors — 0.2%
Foundry JV Holdco LLC
6.200%, due 1/25/37	595,000	632,747

Software — 1.1%
Cloud Software Group, Inc.
6.500%, due 3/31/29	500,000	503,774
6.625%, due 8/15/33	60,000	60,137
9.000%, due 9/30/29	100,000	103,434
MSCI, Inc.
5.150%, due 3/15/36	295,000	291,780
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	475,000	453,410
4.125%, due 12/1/31	70,000	65,170
Oracle Corp.
6.100%, due 9/26/65	325,000	309,925
PTC, Inc.
4.000%, due 2/15/28	100,000	98,416
SS&C Technologies, Inc.
5.500%, due 9/30/27	500,000	500,281
6.500%, due 6/1/32	300,000	311,019
UKG, Inc.
6.875%, due 2/1/31	450,000	463,211
		3,160,557

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Sovereign & Agency — 0.6%
Colombia Government International Bond, (Colombia)
7.750%, due 11/7/36	$675,000	$719,050
Eagle Funding Luxco SARL, (Mexico)
5.500%, due 8/17/30	885,000	899,072
		1,618,122
Telecommunications — 0.6%
AT&T, Inc.
3.500%, due 9/15/53	585,000	400,305
EchoStar Corp.
6.750%, due 11/30/30	157,599	162,628
10.750%, due 11/30/29	100,000	110,087
Frontier Communications Holdings LLC
5.875%, due 10/15/27	300,000	299,769
Iliad Holding SAS, (France)
8.500%, due 4/15/31	215,000	230,752
Total Play Telecomunicaciones SA de CV, (Mexico)
11.125%, due 12/31/32	280,000	269,220
Viasat, Inc.
6.500%, due 7/15/28	65,000	63,089
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	190,000	194,018
		1,729,868
Transportation — 0.2%
Star Leasing Co. LLC
7.625%, due 2/15/30	280,000	264,551
Watco Cos. LLC / Watco Finance Corp.
7.125%, due 8/1/32	300,000	310,785
		575,336
Water — 0.3%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	829,000	875,878

Total Corporate Bonds
(Cost $132,205,141)		133,751,126

U.S. Government & Federal Agencies — 27.4%
Mortgage Securities — 18.1%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(f)	2,566,752	245,035
Series 2023-429 C5, 3.000%, due 10/25/52(f)	1,824,440	332,043
Series 2023-438 C34, 6.000%, due 8/25/53(f)	1,151,936	255,871
Series 2024-440 C46, 4.000%, due 10/25/53(f)	2,065,865	436,470
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	219,977	203,580
Series 2021-MA4492, 2.000%, due 12/1/51	368,546	300,532

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-CB3155, 2.000%, due 3/1/52	$359,138	$292,177
Series 2022-MA4562, 2.000%, due 3/1/52	834,190	680,120
Series 2023-FP0087, 2.000%, due 10/1/50	1,607,781	1,312,573
Series 2023-FS3603, 5.500%, due 8/1/53	589,350	602,104
Series 2023-FS5641, 6.000%, due 8/1/53	376,420	388,348
Series 2023-MA4918, 5.000%, due 2/1/53	544,755	544,513
Series 2023-MA4919, 5.500%, due 2/1/53	429,505	435,808
Series 2023-MA5108, 6.000%, due 8/1/53	945,854	969,364
Series 2023-MA5139, 6.000%, due 9/1/53	400,178	409,741
Series 2024-FS7587, 5.500%, due 4/1/54	572,396	582,760
Series 2024-FS8275, 5.500%, due 6/1/54	1,929,831	1,953,251
Series 2024-FS9453, 4.500%, due 8/1/53	767,647	753,761
Series 2024-MA5353, 5.500%, due 5/1/54	496,065	501,831
Fannie Mae REMICS
Series 2016-19 SD, 1.803%, (1 Month SOFR + 5.99%), due 4/25/46(a)(f)	1,129,258	106,219
Series 2016-57 SN, 1.753%, (1 Month SOFR + 5.94%), due 6/25/46(a)(f)	521,364	59,936
Series 2019-32 SB, 1.753%, (1 Month SOFR + 5.94%), due 6/25/49(a)(f)	870,211	105,044
Series 2020-57 LJ, 2.000%, due 8/25/50	790,000	599,205
Series 2020-70 SD, 1.953%, (1 Month SOFR + 6.14%), due 10/25/50(a)(f)	724,764	94,872
Series 2021-12 JI, 2.500%, due 3/25/51(f)	572,967	92,126
Series 2021-34 IS, 0.000%, (1 Month SOFR + 2.91%), due 11/25/42(a)(f)	2,459,794	73,936
Series 2021-34 MI, 2.500%, due 3/25/51(f)	1,210,845	169,301
Series 2021-54 HI, 2.500%, due 6/25/51(f)	163,618	19,648
Series 2021-8 ID, 3.500%, due 3/25/51(f)	1,370,277	292,854
Series 2022-10 SA, 1.567%, (1 Month SOFR + 5.75%), due 2/25/52(a)(f)	733,930	89,371
Series 2023-24 OQ, 0.000%, due 7/25/54(e)(g)	483,654	400,187
Series 2024-48 SB, 1.717%, (1 Month SOFR + 5.90%), due 7/25/54(a)(f)	3,525,009	189,704
Series 2024-82 DS, 0.967%, (1 Month SOFR + 5.15%), due 11/25/54(a)(f)	2,045,469	79,516
Series 2025-18 SM, 2.917%, (1 Month SOFR + 7.10%), due 9/25/54(a)(f)	755,955	58,433
Series 2025-44 SD, 0.917%, (1 Month SOFR + 5.10%), due 6/25/55(a)(f)	2,556,754	95,457

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac Gold Pool
Series 2025-Z40283, 3.500%, due 9/1/47	$522,531	$492,199
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2024-K758 A2, 4.680%, due 10/25/31(a)(c)	1,260,000	1,292,620
Freddie Mac Pool
Series 2022-RA6622, 2.500%, due 1/1/52	819,282	704,439
Series 2022-SD8215, 4.000%, due 5/1/52	224,898	214,375
Series 2022-SD8220, 3.000%, due 6/1/52	1,146,523	1,017,017
Series 2022-SD8243, 3.500%, due 9/1/52	2,496,252	2,305,144
Series 2022-SD8257, 4.500%, due 10/1/52	1,384,488	1,355,555
Series 2023-SD3392, 5.500%, due 7/1/53	281,812	287,767
Series 2023-SD3770, 2.500%, due 3/1/52	184,608	158,581
Series 2024-SD5040, 5.500%, due 3/1/54	547,546	557,515
Series 2024-SD5184, 4.000%, due 3/1/53	1,032,137	983,844
Series 2024-SD6766, 5.500%, due 11/1/54	366,977	371,958
Series 2024-SD8407, 5.000%, due 3/1/54	647,000	644,811
Series 2025-SL0849, 6.000%, due 4/1/55	510,621	522,435
Series 2025-SL2053, 6.000%, due 8/1/55	713,041	729,539
Freddie Mac REMICS
Series 2014-4358 Z, 3.000%, due 6/15/44	821,546	756,628
Series 2017-4725 WZ, 3.500%, due 11/15/47	965,724	903,297
Series 2020-4988 LP, 1.250%, due 6/25/50	630,211	504,802
Series 2020-4993 KS, 1.753%, (1 Month SOFR + 5.94%), due 7/25/50(a)(f)	1,377,591	197,208
Series 2020-4994 TS, 1.803%, (1 Month SOFR + 5.99%), due 7/25/50(a)(f)	678,886	93,075
Series 2020-5013 DI, 3.000%, due 9/25/50(f)	1,560,719	290,397
Series 2020-5021 SA, 0.000%, (1 Month SOFR + 3.55%), due 10/25/50(a)(f)	735,790	20,960
Series 2020-5031 IQ, 2.500%, due 10/25/50(f)	463,223	74,040
Series 2020-5038 IB, 2.500%, due 10/25/50(f)	448,504	71,950
Series 2020-5040 IO, 3.500%, due 11/25/50(f)	673,835	124,333

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-5070 PI, 3.000%, due 8/25/50(f)	$768,743	$139,989
Series 2021-5092 XA, 1.000%, due 1/15/41	341,937	298,770
Series 2022-5191 IO, 3.500%, due 9/25/50(f)	783,988	141,811
Series 2023-5304 UB, 4.000%, due 2/25/52	320,426	302,218
Series 2023-5315 OQ, 0.000%, due 1/25/55(e)(g)	423,109	348,467
Series 2023-5326 QO, 0.000%, due 9/25/50(e)(g)	319,759	221,134
Series 2023-5328 JY, 0.250%, due 9/25/50	685,593	482,217
Series 2023-5351 DO, 0.000%, due 9/25/53(e)(g)	359,660	302,572
Series 2023-5351 EO, 0.000%, due 10/25/53(e)(g)	259,022	225,170
Series 2023-5363, 0.000%, due 12/25/53(e)(g)	311,754	271,360
Series 2024-5468 QS, 0.517%, (1 Month SOFR + 4.70%), due 5/25/54(a)(f)	7,471,934	192,369
Series 2024-5471 SK, 1.167%, (1 Month SOFR + 5.35%), due 8/25/54(a)(f)	5,259,604	222,160
Series 2024-5472 SB, 1.167%, (1 Month SOFR + 5.35%), due 11/25/54(a)(f)	5,343,006	226,169
Series 2025-5514 SA, 0.917%, (1 Month SOFR + 5.10%), due 3/25/55(a)(f)	1,670,822	61,720
Series 2025-5531 SD, 1.717%, (1 Month SOFR + 5.90%), due 4/25/55(a)(f)	2,010,493	126,511
Series 2025-5547 ES, 2.817%, (1 Month SOFR + 7.00%), due 6/25/55(a)(f)	911,427	67,588
Freddie Mac STACR REMIC Trust
Series 2020-HQA1 B2, 9.397%, (1 Month SOFR + 5.21%), due 1/25/50(a)	815,000	911,333
Series 2022-DNA3 M2, 8.533%, (1 Month SOFR + 4.35%), due 4/25/42(a)	565,000	591,372
Series 2025-DNA1 M2, 5.533%, (1 Month SOFR + 1.35%), due 1/25/45(a)	455,000	455,140
Series 2025-HQA1 M2, 5.833%, (1 Month SOFR + 1.65%), due 2/25/45(a)	1,000,000	1,001,885
Freddie Mac STACR Trust
Series 2019-HQA2 B2, 15.547%, (1 Month SOFR + 11.36%), due 4/25/49(a)	235,000	281,916
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(e)(g)	448,750	351,404

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2013-311 S1, 1.602%, (1 Month SOFR + 5.84%), due 8/15/43(a)(f)	$704,271	$76,821
Series 2023-397 C61, 5.500%, due 1/25/53(f)	881,907	177,819
Series 2023-402, 0.000%, due 9/25/53(e)(g)	422,850	364,673
Ginnie Mae II Pool
Series 2021-MA7409, 2.000%, due 6/20/51	521,338	424,628
Government National Mortgage Association
Series 2016-93 AI, 4.500%, due 7/20/44(f)	909,917	215,432
Series 2019-128 KF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	230,792	209,027
Series 2019-128 YF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	236,523	216,173
Series 2019-159 P, 2.500%, due 9/20/49	521,720	461,645
Series 2020-1 YF, 3.500%, (1 Month CME SOFR + 0.78%), due 1/20/50(a)	433,659	391,436
Series 2020-1 YS, 0.000%, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(f)	1,195,243	13,698
Series 2020-129 SB, 0.000%, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(f)	1,585,818	22,047
Series 2020-146 KI, 2.500%, due 10/20/50(f)	1,306,633	193,549
Series 2020-146 SA, 2.154%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(f)	771,880	111,260
Series 2020-168 IA, 0.974%, due 12/16/62(a)(c)(f)	1,474,066	106,608
Series 2020-175 CS, 2.154%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(f)	836,229	118,701
Series 2020-189 SU, 2.154%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(f)	723,830	108,912
Series 2020-34 SC, 1.904%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(f)	813,000	107,716
Series 2021-1 IT, 3.000%, due 1/20/51(f)	1,173,062	197,924
Series 2021-1 PI, 2.500%, due 12/20/50(f)	677,884	104,073
Series 2021-122 HS, 2.154%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(f)	1,069,377	152,985
Series 2021-146 IN, 3.500%, due 8/20/51(f)	985,930	184,032
Series 2021-158 SB, 0.000%, (1 Month SOFR + 3.70%), due 9/20/51(a)(f)	901,061	31,898

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-16 AS, 0.000%, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(f)	$2,096,777	$19,511
Series 2021-179 SA, 2.154%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(f)	1,223,494	181,455
Series 2021-188 IO, 2.500%, due 10/20/51(f)	3,256,811	537,491
Series 2021-205 DS, 0.000%, (1 Month SOFR + 3.20%), due 11/20/51(a)(f)	2,885,302	50,113
Series 2021-226 SA, 0.000%, (1 Month SOFR + 1.70%), due 12/20/51(a)(f)	1,663,620	3,561
Series 2021-29 AS, 0.000%, (1 Month SOFR + 2.70%), due 2/20/51(a)(f)	2,011,227	20,139
Series 2021-42 BI, 2.500%, due 3/20/51(f)	535,127	82,431
Series 2021-46 QS, 2.154%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	484,316	67,385
Series 2021-46 TS, 2.154%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	619,901	86,639
Series 2021-47 IO, 0.992%, due 3/16/61(a)(c)(f)	3,451,219	232,381
Series 2021-49 SB, 2.154%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	708,861	100,003
Series 2021-57 SA, 2.154%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	1,857,454	258,692
Series 2021-57 SD, 2.154%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(f)	1,946,116	274,610
Series 2021-67 PI, 3.000%, due 4/20/51(f)	669,072	113,552
Series 2021-74 HI, 3.000%, due 4/20/51(f)	158,275	23,892
Series 2021-96 GP, 1.000%, due 6/20/51	521,346	405,871
Series 2021-97 SA, 0.000%, (1 Month SOFR + 2.60%), due 6/20/51(a)(f)	4,029,065	47,582
Series 2021-97 SM, 2.154%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(f)	1,112,657	158,242
Series 2021-98 IN, 3.000%, due 6/20/51(f)	539,123	93,970
Series 2022-101 SB, 0.000%, (1 Month SOFR + 3.30%), due 6/20/52(a)(f)	1,067,968	15,719
Series 2022-107 SA, 0.000%, (1 Month SOFR + 3.47%), due 6/20/52(a)(f)	5,392,317	73,729
Series 2022-113 Z, 2.000%, due 9/16/61	641,328	313,779
Series 2022-185 DI, 1.022%, due 10/16/65(a)(c)(f)	1,285,971	89,778
Series 2022-221 C, 3.000%, due 6/16/64(a)(c)	395,000	270,074

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-34 HS, 0.000%, (1 Month SOFR + 4.10%), due 2/20/52(a)(f)	$2,115,458	$113,169
Series 2022-78 S, 0.000%, (1 Month SOFR + 3.70%), due 4/20/52(a)(f)	1,115,129	25,074
Series 2022-87 SA, 0.000%, (1 Month SOFR + 3.30%), due 5/20/52(a)(f)	2,134,962	31,424
Series 2023-101 KO, 0.000%, due 1/20/51(e)(g)	1,051,417	699,801
Series 2023-114 MO, 0.000%, due 8/20/53(e)(g)	203,539	171,309
Series 2023-159 CI, 0.954%, due 7/16/65(a)(c)(f)	2,845,350	203,875
Series 2023-172 IO, 1.331%, due 2/16/66(a)(c)(f)	1,946,104	180,700
Series 2023-194 CI, 0.818%, due 10/16/65(a)(c)(f)	2,184,253	137,902
Series 2023-38 WT, 6.486%, due 12/20/51(a)(c)	261,906	277,630
Series 2023-53, 0.000%, due 4/20/53(e)(g)	210,700	174,869
Series 2023-55 CG, 7.687%, due 7/20/51(a)(c)	424,773	480,375
Series 2023-55 LB, 7.801%, due 11/20/51(a)(c)	405,459	465,663
Series 2023-56 SK, 1.904%, (1 Month CME SOFR + 5.94%), due 4/20/51(a)(f)	2,101,819	238,341
Series 2023-59 YC, 7.096%, due 9/20/51(a)(c)	579,637	642,963
Series 2023-60 ES, 2.832%, (1 Month SOFR + 11.20%), due 4/20/53(a)	436,588	396,553
Series 2023-66 MP, 3.932%, (1 Month SOFR + 12.30%), due 5/20/53(a)	564,629	534,553
Series 2023-66 OQ, 0.000%, due 7/20/52(e)(g)	724,469	571,689
Series 2023-80 SA, 1.066%, (1 Month SOFR + 5.25%), due 6/20/53(a)(f)	2,185,139	101,774
Series 2023-86 SE, 2.466%, (1 Month SOFR + 6.65%), due 9/20/50(a)(f)	748,422	117,107
Series 2024-29 B, 2.500%, due 8/16/64(a)(c)	635,000	468,486
Series 2024-48 JI, 3.000%, due 7/20/51(f)	1,170,441	196,795
Series 2024-51 SX, 1.016%, (1 Month SOFR + 5.20%), due 3/20/54(a)(f)	5,624,794	243,000
Series 2025-112 IO, 0.565%, due 3/16/66(a)(c)(f)	3,478,653	177,219
Series 2025-2 WZ, 2.000%, due 8/20/52	999,874	645,804
Series 2025-2 Z, 3.500%, due 1/20/55	1,134,347	884,867
Series 2025-37 B, 4.500%, due 3/16/66(a)(c)	535,000	478,926
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU, 3.250%, due 11/25/64	1,118,823	973,341
		52,768,320

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
U.S. Treasury Bond — 3.4%
U.S. Treasury Bonds
4.750%, due 8/15/55	$2,650,000	$2,686,024
4.875%, due 8/15/45(d)	6,905,000	7,112,150
		9,798,174
U.S. Treasury Note — 5.9%
U.S. Treasury Notes
3.500%, due 10/31/27	760,000	758,575
3.500%, due 10/15/28(d)	275,000	274,248
3.625%, due 10/31/30	5,875,000	5,853,428
3.750%, due 10/31/32	3,930,000	3,896,841
4.250%, due 8/15/35	6,415,000	6,495,187
		17,278,279
Total U.S. Government & Federal Agencies
(Cost $78,802,898)		79,844,773

	Shares	Value
Short-Term Investments — 1.5%
Money Market Funds — 1.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.87%(h)	3,060,763	3,060,763
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(h)(i)	1,392,337	1,392,337

Total Short-Term Investments
(Cost $4,453,100)		4,453,100

Total Investments — 99.6% (Cost $287,670,819)		290,253,570
Other Assets and Liabilities, Net — 0.4%		1,201,303
Net Assets — 100.0%		$291,454,873

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2025.

(b)Less than 0.05%.

(c)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,704,536; total market value of collateral held by the Fund was $7,032,185. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,639,848.

(e)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(f)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(g)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(h)Reflects the 1-day yield at October 31, 2025.

(i)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2025 (unaudited)

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

Open futures contracts outstanding at October 31, 2025:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2025	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	December 2025	69	$7,789,441	$7,774,359	$(15,082)
U.S. 10 Year Ultra Note (CBT)	Citigroup Global Markets Inc.	December 2025	(11)	(1,284,380)	(1,270,328)	14,052
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	December 2025	(76)	(15,851,795)	(15,826,406)	25,389
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	December 2025	10	1,092,599	1,092,109	(490)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	December 2025	69	7,967,619	8,094,563	126,944
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	December 2025	81	9,560,950	9,823,781	262,831
						$413,644

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $807,329 at October 31, 2025.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Bank Loans	$—	$2,829,852	$—	$2,829,852
Collateralized Loan Obligations	—	5,401,010	—	5,401,010
Collateralized Mortgage Obligations	—	18,766,027	—	18,766,027
Commercial Asset-Backed Securities	—	21,339,571	—	21,339,571
Commercial Mortgage-Backed Securities	—	23,868,111	—	23,868,111
Corporate Bonds	—	133,751,126	—	133,751,126
U.S. Government & Federal Agencies	—	79,844,773	—	79,844,773
Short-Term Investments:
Money Market Funds	4,453,100	—	—	4,453,100
Total Investments in Securities	4,453,100	285,800,470	—	290,253,570
Other Financial Instruments:(k)
Futures Contracts	429,216	—	—	429,216
Total Investments in Securities and Other Financial Instruments	$4,882,316	$285,800,470	$—	$290,682,786
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(15,572)	$—	$—	$(15,572)

(j)For a complete listing of investments and their industries, see the Schedule of Investments.

(k)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF

October 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.2%
Bank Loans — 3.3%
Apparel — 0.3%
Beach Acquisition Bidco, LLC Dollar Term Loan
7.207%, (1 month SOFR + 3.25%), due 9/12/32(a)	$60,000	$60,250
Champ Acquisition Corporation Term Loan
8.026%, (3 month SOFR + 4.00%), due 11/25/31(a)	137,375	138,120
		198,370
Auto Parts & Equipment — 0.2%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
6.715%, (1 month SOFR + 2.75%), due 1/28/32(a)	165,000	164,450

Chemicals — 0.2%
Ineos Quattro Holdings UK Limited 2029 Tranche B Dollar Term Loan
8.298%, (1 Month SOFR + 4.25%), due 4/2/29(a)	188,090	156,585

Commercial Services — 0.1%
Wash Bidco Inc. Term Loan B
7.222%, (1 Month SOFR + 3.25%), due 9/10/32(a)	105,000	105,000

Computers — 0.3%
Fortress Intermediate 3, Inc. Tranche B Term Loan
6.984%, (1 month SOFR + 3.00%), due 6/27/31(a)	258,050	258,373

Cosmetics/Personal Care — 0.1%
Opal US LLC Facility B4
6.694%, (6 month SOFR + 3.00%), due 4/28/32(a)	120,000	120,656

Healthcare-Services — 0.2%
LifePoint Health, Inc. First Lien 2024-2 Refinancing Term Loan
7.660%, (3 Month SOFR + 3.50%), due 5/19/31(a)	158,800	158,542

Internet — 0.6%
Arches Buyer, Inc. Refinancing Term Loan
7.341%, (1 Month CME SOFR + 3.25%), due 12/6/27(a)	432,121	432,781

Media — 1.0%
DIRECTV Financing LLC 2024 Refinancing Term Loan B
9.377%, (3 Month SOFR + 5.25%), due 8/2/29(a)	376,774	377,245
Virgin Media Bristol LLC Facility Q
7.349%, (1 Month SOFR + 3.25%), due 1/31/29	370,000	369,285
		746,530

	Principal Amount	Value
Bank Loans (continued)
Retail — 0.1%
Sally Holdings LLC (Sally Capital, Inc.) 2024 Term Loan
5.698%, (1 Month SOFR + 1.75%), due 2/28/30(a)	$45,368	$45,425

Transportation — 0.2%
First Student Bidco, Inc. Initial Term Loan B
6.448%, (1 month SOFR + 2.50%), due 8/15/30(a)	109,681	109,791
First Student Bidco, Inc. Initial Term Loan C
6.448%, (1 month SOFR + 2.50%), due 8/15/30(a)	20,069	20,088
		129,879
Total Bank Loans (Cost $2,527,844)		2,516,591

Corporate Bonds — 93.9%
Advertising — 0.8%
Lamar Media Corp.
4.000%, due 2/15/30	325,000	311,863
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	253,000	244,323
7.375%, due 2/15/31	42,000	44,368
		600,554
Aerospace & Defense — 0.6%
Bombardier, Inc., (Canada)
7.000%, due 6/1/32	30,000	31,497
7.250%, due 7/1/31	217,000	230,328
Spirit AeroSystems, Inc.
9.750%, due 11/15/30	200,000	219,734
		481,559
Agriculture — 0.1%
Turning Point Brands, Inc.
7.625%, due 3/15/32	110,000	116,469

Airlines — 0.3%
American Airlines, Inc.
8.500%, due 5/15/29	155,000	161,709
United Airlines, Inc.
4.625%, due 4/15/29	69,000	68,339
		230,048
Apparel — 0.5%
S&S Holdings LLC
8.375%, due 10/1/31	370,000	353,471
Under Armour, Inc.
7.250%, due 7/15/30	15,000	14,806
		368,277
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., (Jersey)
10.000%, due 3/31/29	170,000	151,190
Nissan Motor Co., Ltd., (Japan)
7.750%, due 7/17/32	70,000	73,915
		225,105

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment — 2.2%
Adient Global Holdings Ltd.
7.500%, due 2/15/33	$95,000	$98,201
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32	130,000	130,386
Clarios Global LP / Clarios U.S. Finance Co.
6.750%, due 9/15/32	120,000	122,782
Dana, Inc.
4.500%, due 2/15/32	155,000	151,703
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	350,000	368,345
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30(b)	170,000	168,899
Phinia, Inc.
6.625%, due 10/15/32	85,000	87,435
6.750%, due 4/15/29	155,000	159,900
Qnity Electronics, Inc.
5.750%, due 8/15/32	90,000	91,587
6.250%, due 8/15/33	260,000	267,009
		1,646,247
Banks — 0.4%
Banco Mercantil del Norte SA, (Mexico)
8.750%, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.30%), due 2/20/74(a)(b)	170,000	181,755
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	95,000	101,933
		283,688
Building Materials — 3.0%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33	305,000	319,053
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	330,000	339,250
6.750%, due 7/15/31	139,000	144,347
JH North America Holdings, Inc.
5.875%, due 1/31/31	130,000	132,407
6.125%, due 7/31/32	35,000	35,896
Knife River Corp.
7.750%, due 5/1/31	225,000	235,703
Masterbrand, Inc.
7.000%, due 7/15/32	325,000	337,120
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	145,000	148,835
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	420,000	407,526
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
9.500%, due 4/15/30	205,000	149,255
Wilsonart LLC
11.000%, due 8/15/32	30,000	28,334
		2,277,726

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals — 3.5%
Celanese U.S. Holdings LLC
6.500%, due 4/15/30(b)	$150,000	$148,748
6.750%, due 4/15/33(b)	175,000	172,325
7.200%, due 11/15/33	195,000	199,942
Herens Holdco Sarl, (Luxembourg)
4.750%, due 5/15/28	220,000	185,713
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	302,000	284,820
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29	270,000	253,041
Innophos Holdings, Inc.
11.500%, due 6/15/29	282,770	268,631
Mativ Holdings, Inc.
8.000%, due 10/1/29	310,000	300,402
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	8,000	7,913
6.625%, due 5/1/29	532,000	527,311
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33	205,000	205,164
Tronox, Inc.
4.625%, due 3/15/29	135,000	82,995
		2,637,005
Coal — 0.6%
SunCoke Energy, Inc.
4.875%, due 6/30/29	460,000	429,492

Commercial Services — 5.8%
Allied Universal Holdco LLC
7.875%, due 2/15/31	595,000	619,523
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	176,000	172,061
AMN Healthcare, Inc.
4.000%, due 4/15/29	104,000	98,557
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29(b)	187,000	180,099
Block, Inc.
5.625%, due 8/15/30	215,000	218,249
6.000%, due 8/15/33	200,000	204,499
Brink’s Co. (The)
6.500%, due 6/15/29	180,000	185,545
6.750%, due 6/15/32	195,000	202,497
Carriage Services, Inc.
4.250%, due 5/15/29	243,000	229,831
Deluxe Corp.
8.125%, due 9/15/29	110,000	115,238
Herc Holdings, Inc.
6.625%, due 6/15/29	95,000	98,103
7.250%, due 6/15/33	175,000	184,503
ION Platform Finance U.S., Inc.
7.875%, due 9/30/32	425,000	414,532
NESCO Holdings II, Inc.
5.500%, due 4/15/29	218,000	213,125
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, due 8/15/32	90,000	92,955

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Sotheby’s
7.375%, due 10/15/27	$288,000	$286,890
United Rentals North America, Inc.
4.000%, due 7/15/30	201,000	193,033
Valvoline, Inc.
3.625%, due 6/15/31	285,000	260,024
Veritiv Operating Co.
10.500%, due 11/30/30	310,000	322,610
Wand NewCo 3, Inc.
7.625%, due 1/30/32	95,000	99,288
		4,391,162
Computers — 1.1%
CACI International, Inc.
6.375%, due 6/15/33	245,000	254,731
Insight Enterprises, Inc.
6.625%, due 5/15/32	180,000	184,223
NCR Voyix Corp.
5.125%, due 4/15/29	61,000	60,367
Seagate Data Storage Technology Pte Ltd.
4.091%, due 6/1/29	201,000	195,539
4.125%, due 1/15/31	88,000	82,881
8.500%, due 7/15/31	30,000	31,931
		809,672
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
5.500%, due 6/1/28	258,000	257,638

Distribution/Wholesale — 0.2%
Velocity Vehicle Group LLC
8.000%, due 6/1/29	185,000	181,901

Diversified Financial Services — 4.9%
Azorra Finance Ltd.
7.750%, due 4/15/30	240,000	253,025
Bread Financial Holdings, Inc.
6.750%, due 5/15/31	155,000	156,061
Credit Acceptance Corp.
6.625%, due 3/15/30	130,000	129,938
9.250%, due 12/15/28	245,000	256,934
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	120,000	126,000
goeasy Ltd., (Canada)
6.875%, due 5/15/30	160,000	157,250
Jane Street Group / JSG Finance, Inc.
6.750%, due 5/1/33	185,000	192,986
OneMain Finance Corp.
6.625%, due 1/15/28	205,000	210,206
6.750%, due 3/15/32	510,000	517,558
7.500%, due 5/15/31	220,000	229,797
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	180,000	174,771
6.875%, due 5/15/32	135,000	140,817
7.125%, due 11/15/30	295,000	308,859
Rocket Cos., Inc.
7.125%, due 2/1/32	460,000	482,958
SLM Corp.
6.500%, due 1/31/30	105,000	108,866

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services (continued)
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	$277,000	$289,871
		3,735,897
Electric — 6.2%
Alpha Generation LLC
6.250%, due 1/15/34	175,000	177,034
6.750%, due 10/15/32	280,000	287,724
Calpine Corp.
4.625%, due 2/1/29	115,000	114,295
5.125%, due 3/15/28	155,000	154,983
Edison International
8.125%, (5 Year US CMT T-Note + 3.86%), due 6/15/53(a)(b)	265,000	273,498
Hawaiian Electric Co., Inc.
6.000%, due 10/1/33	130,000	131,431
Lightning Power LLC
7.250%, due 8/15/32	180,000	190,666
NRG Energy, Inc.
5.750%, due 1/15/34	165,000	166,163
6.000%, due 1/15/36	165,000	167,840
PacifiCorp
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	170,000	178,590
PG&E Corp.
5.000%, due 7/1/28	310,000	307,839
Pike Corp.
8.625%, due 1/31/31	507,000	540,977
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/74(a)	529,000	541,983
Vistra Operations Co. LLC
4.375%, due 5/1/29	112,000	109,970
6.875%, due 4/15/32	225,000	236,327
VoltaGrid LLC
7.375%, due 11/1/30	275,000	279,689
XPLR Infrastructure Operating Partners LP
7.250%, due 1/15/29(b)	370,000	380,607
8.625%, due 3/15/33	455,000	477,394
		4,717,010
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.750%, due 6/15/28	204,000	200,695

Electronics — 0.4%
Imola Merger Corp.
4.750%, due 5/15/29	350,000	344,997

Engineering & Construction — 1.2%
AECOM
6.000%, due 8/1/33	190,000	194,990
Arcosa, Inc.
6.875%, due 8/15/32	90,000	94,256
Artera Services LLC
8.500%, due 2/15/31	221,000	190,721
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	448,000	433,636
		913,603

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Entertainment — 2.6%
Caesars Entertainment, Inc.
4.625%, due 10/15/29(b)	$250,000	$235,198
6.500%, due 2/15/32	215,000	216,790
Churchill Downs, Inc.
5.750%, due 4/1/30	201,000	201,618
Penn Entertainment, Inc.
4.125%, due 7/1/29(b)	202,000	188,117
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	373,000	340,713
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	235,000	215,245
5.050%, due 3/15/42	305,000	244,833
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	350,000	349,902
		1,992,416
Environmental Control — 0.3%
Waste Pro USA, Inc.
7.000%, due 2/1/33	215,000	223,476

Food — 2.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.500%, due 2/15/28	348,000	354,377
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	8,000	8,015
Performance Food Group, Inc.
4.250%, due 8/1/29	412,000	401,802
Post Holdings, Inc.
4.500%, due 9/15/31	130,000	122,079
4.625%, due 4/15/30	311,000	301,528
5.500%, due 12/15/29	248,000	248,124
6.250%, due 10/15/34	65,000	65,761
6.375%, due 3/1/33	285,000	288,646
US Foods, Inc.
4.625%, due 6/1/30	368,000	361,128
		2,151,460
Forest Products & Paper — 0.8%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	160,434
Magnera Corp.
7.250%, due 11/15/31	505,000	436,045
		596,479
Gas — 0.9%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	610,000	632,726
9.500%, due 6/1/30	85,000	89,443
		722,169
Healthcare-Products — 0.5%
DENTSPLY SIRONA, Inc.
8.375%, (5 Year US CMT T-Note + 4.38%), due 9/12/55(a)	135,000	139,013
Insulet Corp.
6.500%, due 4/1/33	270,000	281,300
		420,313

	Principal Amount	Value
Corporate Bonds (continued)
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.
7.375%, due 3/15/33(b)	$165,000	$170,571
CHS/Community Health Systems, Inc.
4.750%, due 2/15/31	325,000	290,128
6.000%, due 1/15/29	443,000	438,570
Global Medical Response, Inc.
7.375%, due 10/1/32	215,000	224,964
Prime Healthcare Services, Inc.
9.375%, due 9/1/29	370,000	389,255
		1,513,488
Holding Companies-Divers — 0.4%
Stena International SA, (Sweden)
7.250%, due 1/15/31	290,000	296,057

Home Builders — 0.1%
Thor Industries, Inc.
4.000%, due 10/15/29	62,000	58,997

Housewares — 0.9%
Newell Brands, Inc.
6.375%, due 9/15/27	503,000	501,667
6.375%, due 5/15/30(b)	25,000	23,750
8.500%, due 6/1/28	180,000	184,665
		710,082
Insurance — 1.8%
Acrisure LLC / Acrisure Finance, Inc.
6.750%, due 7/1/32	315,000	323,051
7.500%, due 11/6/30	240,000	248,227
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, due 10/1/31	60,000	61,529
7.000%, due 1/15/31	565,000	585,198
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	170,000	165,568
		1,383,573
Internet — 2.4%
Arches Buyer, Inc.
6.125%, due 12/1/28	277,000	269,879
Cogent Communications Group LLC / Cogent Finance, Inc.
6.500%, due 7/1/32	40,000	38,198
7.000%, due 6/15/27	260,000	259,415
Getty Images, Inc.
10.500%, due 11/15/30	85,000	85,695
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	357,000	339,934
Match Group Holdings II LLC
4.125%, due 8/1/30	309,000	290,834
5.625%, due 2/15/29	126,000	125,722
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	355,000	398,178
		1,807,855
Investment Companies — 0.3%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	73,000	74,541
7.950%, due 8/11/28	50,000	52,989

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	$126,000	$108,370
6.250%, due 5/15/26	33,000	32,981
		268,881
Iron/Steel — 1.0%
Mineral Resources Ltd., (Australia)
7.000%, due 4/1/31	235,000	243,285
9.250%, due 10/1/28	463,000	485,458
		728,743
Leisure Time — 1.6%
Carnival Corp.
6.000%, due 5/1/29	356,000	361,340
Lindblad Expeditions LLC
7.000%, due 9/15/30	205,000	208,787
NCL Corp., Ltd.
6.250%, due 3/1/30	350,000	355,545
6.250%, due 9/15/33	80,000	80,913
Viking Cruises Ltd.
5.875%, due 10/15/33	180,000	182,982
		1,189,567
Lodging — 1.2%
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	532,000	505,579
5.750%, due 9/15/33	220,000	224,125
Station Casinos LLC
4.625%, due 12/1/31	208,000	195,377
		925,081
Machinery-Construction & Mining — 0.7%
Terex Corp.
6.250%, due 10/15/32	495,000	502,026

Media — 9.3%
Cable One, Inc.
4.000%, due 11/15/30(b)	601,000	474,796
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	419,000	379,245
4.250%, due 1/15/34	203,000	170,464
4.500%, due 8/15/30	1,000	937
4.500%, due 5/1/32	399,000	354,874
4.750%, due 3/1/30	640,000	608,554
CSC Holdings LLC
5.500%, due 4/15/27	121,000	112,274
6.500%, due 2/1/29	475,000	326,696
Directv Financing LLC
8.875%, due 2/1/30	350,000	347,928
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	138,000	138,007
10.000%, due 2/15/31	210,000	209,136
DISH DBS Corp.
5.750%, due 12/1/28	80,000	76,869
7.375%, due 7/1/28	245,000	228,933
DISH Network Corp.
11.750%, due 11/15/27	231,000	243,193
Gray Media, Inc.
5.375%, due 11/15/31	215,000	149,259

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
7.250%, due 8/15/33	$175,000	$171,337
9.625%, due 7/15/32	50,000	50,246
iHeartCommunications, Inc.
9.125%, due 5/1/29	125,000	115,013
Nexstar Media, Inc.
4.750%, due 11/1/28	658,000	647,662
Paramount Global
6.250%, (3-Month SOFR + 3.90%), due 2/28/57(a)	275,000	269,500
6.875%, due 4/30/36	175,000	184,039
Sirius XM Radio LLC
3.875%, due 9/1/31	139,000	126,113
4.125%, due 7/1/30	115,000	108,240
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	394,000	375,348
TEGNA, Inc.
4.625%, due 3/15/28	125,000	123,375
Univision Communications, Inc.
4.500%, due 5/1/29	85,000	79,888
7.375%, due 6/30/30	240,000	240,808
9.375%, due 8/1/32	110,000	116,113
Versant Media Group, Inc.
7.250%, due 1/30/31	110,000	112,126
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	313,000	279,376
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	104,000	101,909
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	199,000	180,795
		7,103,053
Metal Fabricate/Hardware — 0.4%
TMS International Corp.
6.250%, due 4/15/29	287,000	281,511

Mining — 0.5%
Compass Minerals International, Inc.
8.000%, due 7/1/30	160,000	166,516
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	240,000	237,969
		404,485
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.
6.250%, due 2/15/29	235,000	241,434

Oil & Gas — 7.7%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, due 10/1/29	425,000	440,920
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	332,000	331,027
6.625%, due 10/15/32	90,000	91,782
Baytex Energy Corp., (Canada)
8.500%, due 4/30/30	50,000	51,257

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	$142,210	$142,220
California Resources Corp.
7.000%, due 1/15/34	220,000	219,021
8.250%, due 6/15/29	205,000	213,254
CNX Resources Corp.
6.000%, due 1/15/29	113,000	113,454
7.250%, due 3/1/32	130,000	135,544
Comstock Resources, Inc.
6.750%, due 3/1/29	455,000	451,060
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	422,000	448,013
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	429,000	407,548
7.250%, due 2/15/35	265,000	255,269
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	540,000	521,231
Nabors Industries, Inc.
7.375%, due 5/15/27	416,000	421,810
Noble Finance II LLC
8.000%, due 4/15/30	220,000	228,326
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	256,000	272,837
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	50,000	49,637
Range Resources Corp.
4.750%, due 2/15/30	96,000	93,938
SM Energy Co.
7.000%, due 8/1/32	280,000	273,914
Transocean International Ltd.
7.875%, due 10/15/32	90,000	92,686
8.500%, due 5/15/31	80,000	79,425
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	178,905	183,846
Valaris Ltd.
8.375%, due 4/30/30	140,000	146,007
Vital Energy, Inc.
7.875%, due 4/15/32	200,000	189,272
		5,853,298
Oil & Gas Services — 1.2%
Kodiak Gas Services LLC
6.500%, due 10/1/33	200,000	204,948
SESI LLC
7.875%, due 9/30/30	380,000	372,932
USA Compression Partners LP / USA Compression Finance Corp.
6.250%, due 10/1/33	315,000	316,209
		894,089
Packaging & Containers — 1.2%
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	340,000	339,634
Cascades, Inc. /Cascades USA, Inc., (Canada)
6.750%, due 7/15/30	80,000	81,834

	Principal Amount	Value
Corporate Bonds (continued)
Packaging & Containers (continued)
Clydesdale Acquisition Holdings, Inc.
6.750%, due 4/15/32	$220,000	$220,748
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	30,000	30,390
7.250%, due 2/15/31	180,000	188,950
Trivium Packaging Finance BV, (Netherlands)
8.250%, due 7/15/30	30,000	31,079
		892,635
Pharmaceuticals — 2.8%
1261229 BC Ltd.
10.000%, due 4/15/32	265,000	277,007
Bausch Health Cos., Inc.
4.875%, due 6/1/28	420,000	382,200
CVS Health Corp.
6.750%, (5 Year US CMT T-Note + 2.52%), due 12/10/54(a)	85,000	88,334
7.000%, (5 Year US CMT T-Note + 2.89%), due 3/10/55(a)	70,000	73,548
Elanco Animal Health, Inc.
6.650%, due 8/28/28	248,000	258,407
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	305,000	323,276
Organon & Co / Organon Foreign Debt Co.-Issuer BV
6.750%, due 5/15/34	260,000	232,940
7.875%, due 5/15/34	330,000	256,800
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.
8.750%, due 4/17/32	275,000	259,193
		2,151,705
Pipelines — 1.9%
Hess Midstream Operations LP
6.500%, due 6/1/29	170,000	176,155
Howard Midstream Energy Partners LLC
7.375%, due 7/15/32	160,000	167,658
NGPL PipeCo LLC
7.768%, due 12/15/37	160,000	187,013
Plains All American Pipeline LP / PAA Finance Corp.
4.700%, due 6/15/44	95,000	81,228
Venture Global LNG, Inc.
7.000%, due 1/15/30(b)	132,000	133,581
8.375%, due 6/1/31	282,000	289,511
9.000%, (5 Year US CMT T-Note + 5.44%), due 3/30/74(a)	135,000	126,180
Venture Global Plaquemines LNG LLC
6.750%, due 1/15/36	265,000	280,665
		1,441,991
REITS — 3.3%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	125,000	120,828
Iron Mountain, Inc.
4.500%, due 2/15/31	286,000	274,316
5.250%, due 7/15/30	116,000	115,459
5.625%, due 7/15/32	271,000	270,904

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
REITS (continued)
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, due 2/15/32	$180,000	$188,583
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	467,000	453,576
7.000%, due 2/1/30	130,000	133,129
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, due 4/1/32	135,000	138,878
Service Properties Trust
8.625%, due 11/15/31	145,000	152,951
8.875%, due 6/15/32	20,000	19,738
Starwood Property Trust, Inc.
6.000%, due 4/15/30	245,000	250,220
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
8.625%, due 6/15/32	190,000	177,939
XHR LP
4.875%, due 6/1/29	109,000	106,551
6.625%, due 5/15/30	80,000	81,658
		2,484,730
Retail — 5.7%
Arko Corp.
5.125%, due 11/15/29	131,000	109,338
Bath & Body Works, Inc.
6.950%, due 3/1/33	152,000	157,382
Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom)
11.500%, due 8/15/29	65,000	66,648
Group 1 Automotive, Inc.
4.000%, due 8/15/28	115,000	111,571
6.375%, due 1/15/30	63,000	64,261
Kohl’s Corp.
10.000%, due 6/1/30	45,000	48,881
LBM Acquisition LLC
9.500%, due 6/15/31	135,000	141,244
LCM Investments Holdings II LLC
4.875%, due 5/1/29	257,000	250,186
8.250%, due 8/1/31	315,000	331,423
Lithia Motors, Inc.
3.875%, due 6/1/29	45,000	42,971
4.375%, due 1/15/31	192,000	183,038
Macy’s Retail Holdings LLC
6.125%, due 3/15/32	528,000	530,551
7.375%, due 8/1/33	70,000	73,763
Nordstrom, Inc.
4.375%, due 4/1/30	208,000	196,708
5.000%, due 1/15/44	135,000	101,307
Park River Holdings, Inc.
8.000%, due 3/15/31	140,000	144,122
PetSmart LLC / PetSmart Finance Corp.
7.500%, due 9/15/32	240,000	239,388
10.000%, due 9/15/33	115,000	115,487

	Principal Amount	Value
Corporate Bonds (continued)
Retail — 5.7%
QVC, Inc.
5.450%, due 8/15/34	$50,000	$22,394
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 3/1/32(b)	411,000	427,620
Staples, Inc.
10.750%, due 9/1/29	425,000	411,858
12.750%, due 1/15/30	105,000	80,850
Victoria’s Secret & Co.
4.625%, due 7/15/29	260,000	250,268
Victra Holdings LLC / Victra Finance Corp.
8.750%, due 9/15/29	150,000	159,155
White Cap Supply Holdings LLC
7.375%, due 11/15/30	115,000	116,329
		4,376,743
Semiconductors — 0.5%
Kioxia Holdings Corp., (Japan)
6.625%, due 7/24/33	355,000	370,303

Software — 1.8%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, due 6/15/29	310,000	259,497
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	105,000	86,249
Cloud Software Group, Inc.
6.500%, due 3/31/29	501,000	504,781
8.250%, due 6/30/32	285,000	299,482
9.000%, due 9/30/29	235,000	243,070
		1,393,079
Telecommunications — 3.1%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	87,000	64,842
5.750%, due 8/15/29	472,000	343,389
CommScope LLC
8.250%, due 3/1/27	90,000	90,586
EchoStar Corp.
10.750%, due 11/30/29	435,000	478,880
Fibercop SpA, (Italy)
7.721%, due 6/4/38	17,000	17,211
Iliad Holding SAS, (France)
8.500%, due 4/15/31	215,000	230,752
Level 3 Financing, Inc.
3.750%, due 7/15/29	161,000	142,083
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	130,000	137,173
Windstream Services LLC
7.500%, due 10/15/33	420,000	419,240
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	250,000	255,287
WULF Compute LLC
7.750%, due 10/15/30	155,000	161,026
		2,340,469

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Transportation — 0.9%
Danaos Corp., (Greece)
6.875%, due 10/15/32	$95,000	$93,420
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	283,000	273,629
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	285,000	290,753
		657,802
Water — 0.3%
Aegea Finance SARL, (Brazil)
6.750%, due 5/20/29	195,000	197,398

Total Corporate Bonds (Cost $69,956,292)		71,424,133

	Shares	Value
Short-Term Investments — 5.2%
Money Market Funds — 5.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.87%(c)	$1,377,499	$1,377,499
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(c)(d)	2,547,158	2,547,158

Total Short-Term Investments (Cost $3,924,657)		3,924,657

Total Investments — 102.4% (Cost $76,408,793)		77,865,381
Other Assets and Liabilities, Net — (2.4)%		(1,829,873)
Net Assets — 100.0%		$76,035,508

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2025.

(b)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,668,109; total market value of collateral held by the Fund was $2,804,353. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $257,195.

(c)Reflects the 1-day yield at October 31, 2025.

(d)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

As of October 31, 2025, the Portfolio held the following centrally cleared credit default swap contracts:

Reference Entity	Expiration Date	Buy/Sell Protection(e)	Notional Amount(f)	(Pay)/ Receive Fixed Rate(g)	Payment Frequency Paid/Received	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)(h)
CDX.NA.HY.44	12/20/2030	Buy	$3,000,000	5.0%	Quarterly	$(222,572)	$(217,984)	$(12,078)

(e)Buy - Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(f)The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

(g)The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(h)Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at October 31, 2025.

See notes to financial statements.

Schedule of Investments — NYLI MacKay High Income ETF (continued)

October 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(i)
Bank Loans	$—	$2,516,591	$—	$2,516,591
Corporate Bonds	—	71,424,133	—	71,424,133
Short-Term Investment:
Money Market Fund	3,924,657	—	—	3,924,657
Total Investments in Securities	3,924,657	73,940,724	—	77,865,381
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$—	$(12,078)	$—	$(12,078)

(i)For a complete listing of investments and their industries, see the Schedule of Investments.

(j)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF

October 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.2%
Collateralized Loan Obligations — 3.2%
AGL CLO 17 Ltd.
Series 2022-17A BR, 5.270%, (3 Month CME SOFR + 1.40%), due 1/21/35(a)	$400,000	$400,060
AGL CLO 32 Ltd., (Cayman Islands)
Series 2024-32A A1, 5.250%, (3 Month CME SOFR + 1.38%), due 7/21/37(a)	250,000	250,498
AGL CLO 35 Ltd., (Cayman Islands)
Series 2024-35A A2, 5.420%, (3 Month CME SOFR + 1.55%), due 1/21/38(a)	250,000	250,355
AIMCO CLO Series, (Cayman Islands)
Series 2018-AA B1R, 5.532%, (3 Month CME SOFR + 1.65%), due 10/17/37(a)	300,000	300,871
Apidos CLO LI Ltd., (Jersey)
Series 2024-51A B, 5.434%, (3 Month CME SOFR + 1.55%), due 1/20/38(a)	250,000	250,781
Apidos CLO XVIII-R
Series 2018-18A BR2, 5.557%, (3 Month CME SOFR + 1.70%), due 1/22/38(a)	380,000	381,954
Ares Direct Lending CLO 3 LLC
Series 2024-3A A2, 5.634%, (3 Month CME SOFR + 1.75%), due 1/20/37(a)	250,000	250,058
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2021-6A DR, 6.820%, (3 Month CME SOFR + 2.95%), due 10/21/34(a)	250,000	246,773
BCC Middle Market CLO LLC
Series 2025-1A A1, 5.725%, (3 Month CME SOFR + 1.62%), due 7/17/37(a)	275,000	275,447
Blackrock Rainier CLO VI Ltd., (Cayman Islands)
Series 2021-6A A1R, 5.434%, (3 Month CME SOFR + 1.55%), due 4/20/37(a)	250,000	250,118
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A A1TR, 5.440%, (3 Month CME SOFR + 1.57%), due 1/21/37(a)	300,000	300,466
Golub Capital Partners CLO 76 B Ltd., (Jersey)
Series 2024-76A A1, 5.228%, (3 Month CME SOFR + 1.37%), due 10/25/37(a)	250,000	250,352
Great Lakes CLO Ltd., (Cayman Islands)
Series 2019-1A ARR, 5.385%, (3 Month CME SOFR + 1.48%), due 4/15/37(a)	340,000	341,788

	Principal Amount	Value
Collateralized Loan Obligations (continued)
OCP CLO Ltd., (Cayman Islands)
Series 2017-14A A1R, 5.254%, (3 Month CME SOFR + 1.37%), due 7/20/37(a)	$250,000	$250,592
Owl Rock CLO XX LLC, (Cayman Islands)
Series 2024-20A C, 5.965%, (3 Month CME SOFR + 2.10%), due 10/24/34(a)	250,000	248,225
Signal Peak CLO 12 Ltd., (Jersey)
Series 2022-12A A1R, 5.284%, (3 Month CME SOFR + 1.40%), due 7/18/37(a)	250,000	250,611
Silver Point SCF CLO IV Ltd.
Series 2021-1A A2R, 5.855%, (3 Month CME SOFR + 1.95%), due 10/15/36(a)	250,000	251,240
Texas Debt Capital CLO Ltd., (Cayman Islands)
Series 2024-2A B, 5.565%, (3 Month CME SOFR + 1.70%), due 1/24/37(a)	250,000	250,870
		5,001,059
Total Collateralized Loan Obligations (Cost $4,994,500)		5,001,059

Collateralized Mortgage Obligations — 18.5%
Mortgage Securities — 18.5%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.575%, due 7/25/45(a)(b)	30,864	25,111
Alternative Loan Trust
Series 2005-IM1 A1, 4.706%, (1 Month CME SOFR + 0.71%), due 1/25/36(a)	126,691	117,538
Angel Oak Mortgage Trust
Series 2025-3 A1, 5.420%, due 3/25/70	597,773	600,663
Banc of America Alternative Loan Trust
Series 2005-11 1CB5, 5.500%, due 12/25/35	38,465	35,299
Banc of America Funding Trust
Series 2006-I 6A1, 4.526%, (1 Month CME SOFR + 0.49%), due 12/20/46(a)	30,216	27,250
Banc of America Mortgage Trust
Series 2005-A 2A3, 5.108%, due 2/25/35(a)(b)	16,058	15,650
BRAVO Residential Funding Trust
Series 2024-NQM8 A1A, 4.300%, due 8/1/53	268,507	266,104
Chase Mortgage Finance Trust
Series 2005-S3 A14, 5.500%, due 11/25/35	47,363	33,496
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2, 4.356%, (1 Month CME SOFR + 0.36%), due 1/25/36(a)	24,828	23,842

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 4.706%, (1 Month CME SOFR + 0.71%), due 5/25/35(a)	$65,722	$58,875
CIM Trust
Series 2019-INV1 B4, 5.027%, due 2/25/49(a)(b)	348,365	340,258
Series 2021-J2 AIOS, 0.210%, due 4/25/51(a)(b)(c)	1,538,794	18,842
Series 2021-J3 A31, 2.500%, due 6/25/51(a)(b)	113,811	94,757
Series 2025-NR1 A1, 5.000%, due 6/25/64	265,300	261,284
Citigroup Mortgage Loan Trust
Series 2014-C B3, 4.250%, due 2/25/54(a)(b)	640,000	554,795
Series 2025-4 A2, 5.500%, due 10/25/55(a)(b)	298,041	298,705
Connecticut Avenue Securities
Series 2025-R01 1B1, 5.883%, (1 Month SOFR + 1.70%), due 1/25/45(a)	410,000	408,595
Connecticut Avenue Securities Trust
Series 2019-HRP1 B1, 13.547%, (1 Month SOFR + 9.36%), due 11/25/39(a)	291,485	311,491
Series 2020-SBT1 1B1, 11.221%, (1 Month SOFR + 6.86%), due 2/25/40(a)	715,000	754,961
Series 2022-R01 1B2, 10.183%, (1 Month SOFR + 6.00%), due 12/25/41(a)	300,000	314,049
Series 2022-R02 2B2, 11.833%, (1 Month SOFR + 7.65%), due 1/25/42(a)	685,000	730,692
Series 2022-R08 1B1, 9.783%, (1 Month SOFR + 5.60%), due 7/25/42(a)	95,000	101,895
Series 2024-R02 1B1, 6.683%, (1 Month SOFR + 2.50%), due 2/25/44(a)	65,000	66,494
Series 2024-R03 2M2, 6.133%, (1 Month SOFR + 1.95%), due 3/25/44(a)	395,000	397,469
Series 2024-R05 2B1, 6.183%, (1 Month SOFR + 2.00%), due 7/25/44(a)	500,000	501,254
CSMC
Series 2021-NQM2 A2, 1.384%, due 2/25/66(a)(b)	412,277	371,415
Flagstar Mortgage Trust
Series 2021-6INV A18, 2.500%, due 8/25/51(a)(b)	140,503	117,005
Series 2021-9INV A7, 2.500%, due 9/25/41(a)(b)	1,034,286	929,533
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1, 3.500%, due 5/25/50(a)(b)	318,792	286,879

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4, 2.500%, due 9/25/52(a)(b)	$1,581,928	$1,323,691
GS Mortgage-Backed Securities Trust
Series 2022-PJ3 A4, 2.500%, due 8/25/52(a)(b)	935,629	782,895
Series 2023-PJ1 A4, 3.500%, due 2/25/53(a)(b)	1,355,804	1,231,702
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 4.586%, (1 Month CME SOFR + 0.55%), due 5/19/35(a)	63,471	61,728
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A, 4.586%, (1 Month CME SOFR + 0.59%), due 7/25/35(a)	70,801	66,234
J.P. Morgan Mortgage Trust
Series 2019-8 A11, 4.956%, (1 Month CME SOFR + 0.96%), due 3/25/50(a)	11,548	10,939
Series 2021-11 A3, 2.500%, due 1/25/52(a)(b)	1,371,306	1,150,880
Series 2021-11 AX1, 0.219%, due 1/25/52(a)(b)(c)	10,726,342	138,225
Series 2021-12 A3, 2.500%, due 2/25/52(a)(b)	1,112,949	934,052
Series 2021-4 B1, 2.879%, due 8/25/51(a)(b)	946,383	787,722
Series 2022-1 A3, 2.500%, due 7/25/52(a)(b)	737,666	619,092
Series 2022-1 B3, 3.085%, due 7/25/52(a)(b)	481,337	392,922
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(b)	579,629	587,742
LOANDEPOT GMSR Master Trust
Series 2025-GT2 A, 7.181%, (1 Month CME SOFR + 3.15%), due 7/16/30(a)	520,000	521,666
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19, 2.500%, due 4/25/51(a)(b)	106,571	88,708
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1, 5.504%, due 12/25/29(a)(b)	52,331	46,074
Mill City Mortgage Loan Trust
Series 2018-3 B2, 3.250%, due 8/25/58(a)(b)	693,522	539,173
Series 2018-4 B4, 3.073%, due 4/25/66(a)(b)	414,516	262,528
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10, 9.797%, (1 Month SOFR + 5.61%), due 10/25/49(a)	435,000	441,100
Series 2020-01 CE, 11.797%, (1 Month SOFR + 7.61%), due 3/25/50(a)	115,000	118,913
Series 2024-01 B1, 10.933%, (1 Month SOFR + 6.75%), due 7/25/54(a)	400,000	439,208

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2025-01 B1, 9.383%, (1 Month SOFR + 5.20%), due 5/25/55(a)	$590,000	$610,274
New Residential Mortgage Loan Trust
Series 2019-RPL3 B2, 3.979%, due 7/25/59(a)(b)	465,000	403,046
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	32,559	30,546
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	1,067,395	886,480
Series 2025-J3 AF, 5.683%, (1 Month SOFR + 1.50%), due 10/25/55(a)	446,822	446,741
Provident Funding Mortgage Trust
Series 2021-INV1 B2, 2.778%, due 8/25/51(a)(b)	598,698	508,670
RALI Trust
Series 2005-QO3 A1, 4.906%, (1 Month CME SOFR + 0.91%), due 10/25/45(a)	90,203	64,287
Series 2007-QO3 A1, 4.426%, (1 Month CME SOFR + 0.43%), due 3/25/47(a)	82,674	78,194
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	4,317,088	3,620,452
Series 2022-2 A2, 2.500%, due 2/25/52(a)(b)	469,969	393,837
Sequoia Mortgage Trust
Series 2023-2 B2, 5.018%, due 3/25/53(a)(b)	423,123	397,981
Series 2025-S1 A7, 2.500%, due 9/25/54(a)(b)	500,000	339,713
STACR Trust
Series 2018-HRP1 B2, 16.047%, (1 Month SOFR + 11.86%), due 5/25/43(a)	523,921	626,060
Towd Point Mortgage Trust
Series 2017-4 B5, 3.648%, due 6/25/57(a)(b)	249,771	178,787
Series 2018-2 B5, 3.400%, due 3/25/58(a)(b)	1,216,969	537,531
Series 2019-1 B2, 3.787%, due 3/25/58(a)(b)	815,000	637,206
UWM Mortgage Trust
Series 2021-INV5 A14, 3.000%, due 1/25/52(a)(b)	570,907	493,834
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A, 5.309%, (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.20%), due 11/25/42(a)	21,247	20,557
Series 2004-AR12 A2B, 5.026%, (1 Month CME SOFR + 1.03%), due 10/25/44(a)	52,028	51,527
Series 2004-AR8 A1, 4.946%, (1 Month CME SOFR + 0.95%), due 6/25/44(a)	81,405	82,176

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2005-AR16 1A1, 4.553%, due 12/25/35(a)(b)	$57,766	$52,946
Series 2005-AR6 2A1A, 4.566%, (1 Month CME SOFR + 0.57%), due 4/25/45(a)	49,370	48,329
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8 2CB3, 4.516%, (1 Month CME SOFR + 0.52%), due 10/25/35(a)	29,778	28,312
		29,146,881
Total Collateralized Mortgage Obligations (Cost $28,653,904)		29,146,881

Commercial Asset-Backed Securities — 14.8%
Asset Backed Securities — 14.8%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	504,935	517,253
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A D, 7.350%, due 4/20/28	245,000	249,109
Series 2023-8A D, 7.520%, due 2/20/30	495,000	508,323
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D, 6.933%, (1 Month SOFR + 2.75%), due 6/25/47(a)	56,153	56,623
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 C, 5.650%, due 4/16/29	250,000	251,905
Series 2024-1 D, 6.030%, due 11/15/29	780,000	789,267
Series 2025-2 D, 5.620%, due 3/17/31	390,000	392,765
Series 2025-3 E, 6.620%, due 5/17/32	600,000	587,228
CarMax Auto Owner Trust
Series 2024-1 C, 5.470%, due 8/15/29	80,000	81,366
Series 2024-3 C, 5.280%, due 3/15/30	485,000	492,780
CarMax Select Receivables Trust
Series 2024-A D, 6.270%, due 12/16/30	365,000	376,549
Series 2025-A D, 5.860%, due 7/15/31	305,000	311,698
Series 2025-B D, 5.330%, due 7/15/31	410,000	410,721
CF Hippolyta Issuer LLC
Series 2020-1 A1, 1.690%, due 7/15/60	451,047	385,806
Series 2020-1 A2, 1.990%, due 7/15/60	392,376	328,362
Series 2020-1 B1, 2.280%, due 7/15/60	422,742	292,055

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Series 2021-1A B1, 1.980%, due 3/15/61	$438,238	$337,997
Cologix Data Centers U.S. Issuer LLC
Series 2021-1A A2, 3.300%, due 12/26/51	320,000	312,624
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A A2, 6.000%, due 5/20/55	400,000	408,672
DataBank Issuer II LLC
Series 2025-1A A2, 5.180%, due 9/27/55	340,000	340,451
Dext ABS LLC
Series 2025-1 D, 5.650%, due 2/15/36	295,000	300,087
Drive Auto Receivables Trust
Series 2024-1 C, 5.430%, due 11/17/31	75,000	75,913
DT Auto Owner Trust
Series 2021-4A D, 1.990%, due 9/15/27	284,540	282,063
Exeter Automobile Receivables Trust
Series 2022-2A E, 6.340%, due 10/15/29	655,000	635,148
Series 2022-5A E, 10.450%, due 4/15/30	535,000	564,173
Series 2025-4A D, 5.230%, due 1/15/32	435,000	430,612
Series 2025-4A E, 6.990%, due 4/15/33	295,000	290,487
First Investors Auto Owner Trust
Series 2023-1A D, 7.740%, due 1/15/31	285,000	298,196
Flagship Credit Auto Trust
Series 2020-3 D, 2.500%, due 9/15/26	2,124	2,122
Series 2021-1 D, 1.270%, due 3/15/27	92,859	92,094
Series 2021-2 D, 1.590%, due 6/15/27	93,144	91,956
Series 2021-2 E, 3.160%, due 9/15/28	410,000	397,040
Series 2021-3 D, 1.650%, due 9/15/27	514,000	489,474
Series 2021-3 E, 3.320%, due 12/15/28	650,000	598,266
Series 2021-4 C, 1.960%, due 12/15/27	21,141	20,975
Series 2022-1 D, 3.640%, due 3/15/28	335,000	313,050
Series 2022-2 D, 5.800%, due 4/17/28	605,000	519,371
Series 2024-1 C, 5.790%, due 2/15/30	345,000	340,566
GLS Auto Receivables Issuer Trust
Series 2024-2A D, 6.190%, due 2/15/30	700,000	717,165
Series 2025-1A D, 5.610%, due 11/15/30	610,000	616,909

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
GMF Floorplan Owner Revolving Trust
Series 2023-2 A, 5.340%, due 6/15/30	$100,000	$103,180
Hertz Vehicle Financing III LLC
Series 2025-3A D, 8.550%, due 12/26/29	445,000	451,807
Hilton Grand Vacations Trust
Series 2019-AA B, 2.540%, due 7/25/33	22,437	22,291
Hyundai Auto Receivables Trust
Series 2024-B C, 5.290%, due 10/15/31	210,000	214,619
LAD Auto Receivables Trust
Series 2024-1A D, 6.150%, due 6/16/31	100,000	103,013
Series 2024-2A D, 6.370%, due 10/15/31	430,000	442,822
Series 2024-3A D, 5.180%, due 2/17/32	565,000	570,012
Series 2025-2A D, 5.010%, due 12/15/32	380,000	380,159
Long Beach Mortgage Loan Trust
Series 2004-3 M1, 4.961%, (1 Month CME SOFR + 0.97%), due 7/25/34(a)	100,305	100,531
Magnetite 50 Ltd., (Cayman Islands)
Series 2025-50A A1, 5.589%, (3 Month CME SOFR + 1.28%), due 7/25/38(a)	300,000	300,451
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	285,000	240,470
Series 2021-1 B1, 2.410%, due 10/20/61	525,000	336,397
Progress Residential Trust
Series 2025-SFR3 D, 3.390%, due 7/17/42	355,000	324,387
Series 2025-SFR4 C, 5.050%, due 8/17/42	440,000	439,100
Regatta 30 Funding Ltd., (Cayman Islands)
Series 2024-4A B, 5.508%, (3 Month CME SOFR + 1.65%), due 1/25/38(a)	300,000	300,943
Regatta XI Funding Ltd., (Cayman Islands)
Series 2018-1A AR, 5.282%, (3 Month CME SOFR + 1.40%), due 7/17/37(a)	250,000	250,365
RIN V LLC
Series 2023-2A A1R, 5.252%, (3 Month CME SOFR + 1.34%), due 10/14/36(a)	350,000	349,435
SoFi Consumer Loan Program Trust
Series 2025-1 B, 5.120%, due 2/27/34	370,000	373,865
Structured Asset Investment Loan Trust
Series 2004-8 A6, 4.906%, (1 Month CME SOFR + 0.91%), due 9/25/34(a)	99,786	97,419

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Subway Funding LLC
Series 2024-1A A2I, 6.028%, due 7/30/54	$351,450	$355,693
Toyota Auto Loan Extended Note Trust
Series 2023-1A A, 4.930%, due 6/25/36	100,000	102,173
Tricon American Homes
Series 2020-SFR1 C, 2.249%, due 7/17/38	335,000	328,382
Series 2020-SFR1 D, 2.548%, due 7/17/38	460,000	451,498
Uniti Fiber Abs Issuer LLC
Series 2025-2A A2, 5.177%, due 1/20/56	195,000	195,480
Vantage Data Centers Issuer LLC
Series 2021-1A A2, 2.165%, due 10/15/46	500,000	487,455
Zayo Issuer LLC
Series 2025-1A B, 6.088%, due 3/20/55	470,000	477,984
Series 2025-3A A2, 5.570%, due 10/20/55	485,000	487,572
Series 2025-3A C, 8.435%, due 10/20/55	470,000	480,677
		23,275,401

Total Commercial Asset-Backed Securities (Cost $23,450,909)		23,275,401

Commercial Mortgage-Backed Securities — 15.3%
Mortgage Securities — 15.3%
1301 Trust 2025-AOA
Series 2025-1301 D, 6.223%, due 8/11/42(a)(b)	385,000	390,632
BAMLL Commercial Mortgage Securities Trust
Series 2016-ISQ A, 2.848%, due 8/14/34	460,000	386,400
Bank
Series 2019-BN19 B, 3.647%, due 8/15/61	80,000	69,386
Series 2019-BN19 C, 4.025%, due 8/15/61(a)(b)	715,000	518,806
BANK
Series 2017-BNK4 C, 4.372%, due 5/15/50(a)(b)	255,000	225,095
Series 2017-BNK6 D, 3.100%, due 7/15/60	470,000	396,894
Series 2017-BNK7 C, 3.973%, due 9/15/60(a)(b)	440,000	390,151
Series 2020-BN25 D, 2.500%, due 1/15/63	395,000	307,326
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	440,000	379,722
BBCMS Mortgage Trust
Series 2024-C24 AS, 5.867%, due 2/15/57	70,000	73,629

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Benchmark Mortgage Trust
Series 2018-B1 C, 4.202%, due 1/15/51(a)(b)	$649,000	$534,339
Series 2018-B6 D, 3.086%, due 10/10/51(a)(b)	605,000	452,336
Series 2019-B14 C, 3.777%, due 12/15/62(a)(b)	485,000	340,017
Series 2019-B9 C, 4.971%, due 3/15/52(a)(b)	300,000	264,309
Series 2020-B16 D, 2.500%, due 2/15/53	545,000	408,590
Series 2020-B17 C, 3.371%, due 3/15/53(a)(b)	910,000	707,176
BF Mortgage Trust
Series 2019-NYT E, 6.830%, (1 Month CME SOFR + 2.80%), due 12/15/35(a)	465,000	424,538
BFLD Commercial Mortgage Trust
Series 2025-5MW D, 6.371%, due 10/10/42(a)(b)	575,000	573,956
BMO Mortgage Trust
Series 2022-C1 111A, 3.269%, due 2/17/55(a)(b)	550,000	508,236
BWAY Mortgage Trust
Series 2013-1515 C, 3.446%, due 3/10/33	285,000	259,405
BX Commercial Mortgage Trust
Series 2020-VIVA D, 3.549%, due 3/11/44(a)(b)	100,000	92,446
Series 2022-CSMO D, 8.369%, (1 Month CME SOFR + 4.34%), due 6/15/27(a)	100,000	101,000
Series 2024-BRBK D, 10.002%, (1 Month CME SOFR + 5.97%), due 10/15/41(a)	345,000	344,654
BX Trust
Series 2019-OC11 D, 3.944%, due 12/9/41(a)(b)	500,000	473,463
Series 2021-RISE C, 5.596%, (1 Month CME SOFR + 1.56%), due 11/15/36(a)	84,533	84,374
CAMB Commercial Mortgage Trust
Series 2021-CX2 D, 2.771%, due 11/10/46(a)(b)	600,000	470,770
CFK Trust
Series 2020-MF2 E, 3.458%, due 3/15/39(a)(b)	490,000	361,798
Citigroup Commercial Mortgage Trust
Series 2018-B2 D, 3.145%, due 3/10/51(a)(b)	1,070,000	829,217
COMM 2018-HCLV Mortgage Trust
Series 2018-HCLV A, 5.328%, (1 Month CME SOFR + 1.30%), due 9/15/33(a)	425,000	391,000
COMM Mortgage Trust
Series 2014-UBS2 D, 4.681%, due 3/10/47(a)(b)	179,685	79,063
Series 2016-DC2 C, 4.674%, due 2/10/49(a)(b)	395,000	391,330

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2016-DC2 D, 3.924%, due 2/10/49(a)(b)	$760,000	$731,363
CONE Trust
Series 2024-DFW1 E, 7.921%, (1 Month CME SOFR + 3.89%), due 8/15/41(a)	500,000	499,383
CSAIL Commercial Mortgage Trust
Series 2015-C1 C, 3.830%, due 4/15/50(a)(b)	293,000	266,053
Series 2018-C14 C, 4.877%, due 11/15/51(a)(b)	405,000	368,938
DBUBS Mortgage Trust
Series 2011-LC3A PM2, 5.098%, due 5/10/44(a)(b)	650,000	416,007
Freddie Mac Mscr Trust
Series 2024-MN8 M2, 8.433%, (1 Month SOFR + 4.25%), due 5/25/44(a)	430,000	449,013
Series 2025-MN10 B1, 9.258%, (1 Month SOFR + 4.95%), due 2/25/45(a)	445,000	454,827
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 B1, 10.187%, (1 Month SOFR + 6.00%), due 10/25/44(a)	530,000	560,524
GS Mortgage Securities Corp. Trust
Series 2017-GPTX A, 2.856%, due 5/10/34	513,367	455,317
GS Mortgage Securities Trust
Series 2015-GC30 B, 3.974%, due 5/10/50(a)(b)	113,263	107,713
Series 2015-GC30 D, 3.384%, due 5/10/50	1,075,000	591,250
Series 2018-GS10 D, 3.000%, due 7/10/51	500,000	344,488
HILT COMMERCIAL MORTGAGE TRUST
Series 2024-ORL D, 7.221%, (1 Month CME SOFR + 3.19%), due 5/15/37(a)	100,000	100,125
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440 A, 5.447%, (1 Month CME SOFR + 1.41%), due 3/15/36(a)	470,000	433,261
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7 D, 3.000%, SOFR, due 10/15/50	100,000	73,066
LSTAR Commercial Mortgage Trust
Series 2017-5 D, 4.683%, due 3/10/50(a)(b)	440,000	372,922
MFT Trust
Series 2020-ABC B, 3.477%, due 2/10/42(a)(b)	260,000	203,977
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 AS, 3.561%, due 4/15/48	110,000	105,742

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Morgan Stanley Capital I Trust
Series 2016-UBS9 C, 4.529%, due 3/15/49(a)(b)	$500,000	$432,935
Series 2018-H3 D, 3.000%, due 7/15/51	135,000	112,586
MSWF Commercial Mortgage Trust
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	75,000	81,844
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE A, 5.612%, (1 Month CME SOFR + 1.58%), due 7/15/36(a)	339,543	327,454
Series 2020-2PAC AMZ1, 3.500%, due 1/15/37(a)(b)	475,000	407,180
Series 2021-APPL A, 5.247%, (1 Month CME SOFR + 1.21%), due 8/15/38(a)	85,634	83,092
NCMF Trust
Series 2025-MFS D, 6.618%, due 6/10/33(a)(b)	375,000	381,408
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	790,000	833,680
SWCH Commercial Mortgage Trust
Series 2025-DATA A, 5.475%, (1 Month CME SOFR + 1.44%), due 2/15/42(a)	320,000	318,000
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.944%, due 3/15/51(a)(b)	405,000	279,993
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B, 3.649%, due 3/10/46(a)(b)	490,061	475,369
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5 D, 4.944%, due 1/15/59(a)(b)	469,000	388,213
Series 2016-NXS6 D, 3.059%, due 11/15/49	555,000	471,867
Series 2018-C44 D, 3.000%, due 5/15/51	710,000	549,409
Series 2019-C51 AS, 3.584%, due 6/15/52	116,000	107,365
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	445,000	373,540
Series 2022-ONL E, 4.928%, due 12/15/39(a)(b)	350,000	315,130
WP Glimcher Mall Trust
Series 2015-WPG C, 3.516%, due 6/5/35(a)(b)	450,000	383,684
		24,086,776

Total Commercial Mortgage-Backed Securities (Cost $23,647,432)		$24,086,776

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies — 46.4%
Mortgage Securities — 46.4%
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	$173,597	$16,572
Series 2023-438 C34, 6.000%, due 8/25/53(c)	733,050	162,827
Series 2024-440 C46, 4.000%, due 10/25/53(c)	1,311,451	277,080
Fannie Mae Pool
Series 2018-BK4772, 4.000%, due 8/1/48	22,108	21,369
Series 2018-BN0340, 4.500%, due 12/1/48	12,101	11,986
Series 2018-CA2056, 4.500%, due 7/1/48	54,317	53,912
Series 2018-CA2960, 4.500%, due 1/1/49	28,173	27,910
Series 2020-FM3129, 3.000%, due 5/1/50	83,013	74,368
Series 2020-FM3889, 3.000%, due 7/1/50	27,860	24,984
Series 2020-FM5299, 3.500%, due 11/1/50	21,780	20,157
Series 2021-FM7418, 2.500%, due 6/1/51	131,358	113,046
Series 2021-MA4438, 2.500%, due 10/1/51	2,693,354	2,298,623
Series 2021-MA4492, 2.000%, due 12/1/51	3,519,023	2,869,596
Series 2022-BU1417, 3.000%, due 1/1/52	98,324	87,367
Series 2022-MA4562, 2.000%, due 3/1/52	4,555,331	3,713,987
Series 2022-MA4578, 2.500%, due 4/1/52	1,194,698	1,019,712
Series 2022-MA4598, 2.500%, due 5/1/52	1,388,277	1,183,218
Series 2022-MA4624, 3.000%, due 6/1/52	1,884,257	1,673,240
Series 2022-MA4626, 4.000%, due 6/1/52	2,087,116	1,991,075
Series 2022-MA4806, 5.000%, due 11/1/52	412,557	413,182
Series 2023-FS3603, 5.500%, due 8/1/53	47,694	48,727
Series 2023-FS3904, 5.000%, due 3/1/53	22,149	22,167
Series 2023-FS5641, 6.000%, due 8/1/53	99,058	102,197
Series 2023-MA4918, 5.000%, due 2/1/53	1,429,981	1,429,345
Series 2023-MA4919, 5.500%, due 2/1/53	766,818	778,071
Series 2023-MA4940, 5.000%, due 3/1/53	1,492,888	1,491,781
Series 2023-MA5009, 5.000%, due 5/1/53	861,413	860,719
Series 2023-MA5020, 5.000%, due 5/1/43	679,432	689,550

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-MA5027, 4.000%, due 5/1/53	$933,143	$887,022
Series 2024-FS7587, 5.500%, due 4/1/54	68,860	70,107
Series 2024-FS8105, 2.000%, due 10/1/52	5,281,483	4,297,724
Series 2024-FS8206, 5.500%, due 6/1/54	537,570	548,634
Series 2024-FS9453, 4.500%, due 8/1/53	283,797	278,663
Series 2024-MA5353, 5.500%, due 5/1/54	758,937	767,758
Series 2025-FA1540, 6.000%, due 12/1/54	386,551	396,664
Series 2025-FA2250, 3.000%, due 7/1/52	856,304	760,561
Series 2025-MA5614, 5.500%, due 2/1/55	385,918	389,950
Fannie Mae REMICS
Series 2016-19 SD, 1.803%, (1 Month SOFR + 5.99%), due 4/25/46(a)(c)	118,830	11,177
Series 2016-57 SN, 1.753%, (1 Month SOFR + 5.94%), due 6/25/46(a)(c)	59,766	6,871
Series 2019-32 SB, 1.753%, (1 Month SOFR + 5.94%), due 6/25/49(a)(c)	50,352	6,078
Series 2019-77 LZ, 3.000%, due 1/25/50	178,551	157,687
Series 2020-23 PS, 1.753%, (1 Month SOFR + 5.94%), due 2/25/50(a)(c)	66,517	9,380
Series 2020-57 LJ, 2.000%, due 8/25/50	535,000	405,791
Series 2020-63 B, 1.250%, due 9/25/50	7,757	6,176
Series 2021-12 GC, 3.500%, due 7/25/50	77,091	70,640
Series 2021-3 TI, 2.500%, due 2/25/51(c)	1,067,905	183,742
Series 2021-34 MI, 2.500%, due 3/25/51(c)	810,834	113,371
Series 2021-8 ID, 3.500%, due 3/25/51(c)	925,863	197,874
Series 2021-85 BI, 3.000%, due 12/25/51(c)	299,253	53,503
Series 2021-91 HI, 3.000%, due 1/25/52(c)	100,598	12,474
Series 2022-10 SA, 1.567%, (1 Month SOFR + 5.75%), due 2/25/52(a)(c)	616,653	75,090
Series 2024-48 SB, 1.717%, (1 Month SOFR + 5.90%), due 7/25/54(a)(c)	2,327,836	125,276
Series 2024-78 EV, 5.500%, due 10/25/35	432,779	443,845
Series 2024-82 DS, 0.967%, (1 Month SOFR + 5.15%), due 11/25/54(a)(c)	1,385,360	53,855
Series 2025-18 SM, 2.917%, (1 Month SOFR + 7.10%), due 9/25/54(a)(c)	511,381	39,528
Series 2025-44 SD, 0.917%, (1 Month SOFR + 5.10%), due 6/25/55(a)(c)	1,733,557	64,723

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac Gold Pool
Series 2018-G08831, 4.000%, due 8/1/48	$11,440	$11,074
Freddie Mac Pool
Series 2019-QA1451, 3.000%, due 8/1/49	13,364	12,014
Series 2019-RA1780, 4.500%, due 11/1/49	32,652	32,502
Series 2021-RA4934, 3.000%, due 3/1/51	982,550	871,090
Series 2021-SD8146, 2.000%, due 5/1/51	718,762	587,367
Series 2021-SD8166, 2.000%, due 9/1/51	1,874,750	1,531,044
Series 2022-QD8143, 2.000%, due 3/1/52	87,158	70,978
Series 2022-RA6622, 2.500%, due 1/1/52	199,078	171,172
Series 2022-RA7122, 3.500%, due 4/1/52	702,688	652,386
Series 2022-SD8199, 2.000%, due 3/1/52	4,424,564	3,606,110
Series 2022-SD8220, 3.000%, due 6/1/52	446,325	395,910
Series 2022-SD8243, 3.500%, due 9/1/52	2,129,523	1,966,492
Series 2022-SD8256, 4.000%, due 10/1/52	524,167	499,450
Series 2022-SD8266, 4.500%, due 11/1/52	1,475,143	1,444,164
Series 2022-SD8277, 5.500%, due 12/1/52	550,230	559,047
Series 2023-SD3392, 5.500%, due 7/1/53	37,855	38,655
Series 2023-SD3770, 2.500%, due 3/1/52	519,477	446,239
Series 2023-SD8325, 6.000%, due 5/1/53	121,558	124,789
Series 2023-SD8329, 5.000%, due 6/1/53	521,099	520,679
Series 2023-SD8342, 5.500%, due 7/1/53	1,133,560	1,148,620
Series 2024-SD4958, 2.000%, due 6/1/52	3,576,572	2,919,522
Series 2024-SD5040, 5.500%, due 3/1/54	62,221	63,354
Series 2024-SD6766, 5.500%, due 11/1/54	1,215,315	1,231,807
Series 2024-SD6871, 5.500%, due 11/1/54	732,718	743,745
Series 2024-SD8407, 5.000%, due 3/1/54	205,466	204,771
Series 2024-SD8489, 4.500%, due 12/1/54	1,679,745	1,637,522
Series 2025-SL0927, 6.000%, due 9/1/54	1,035,614	1,069,365
Series 2025-SL1570, 6.000%, due 7/1/55	341,669	349,470

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac REMICS
Series 2020-4993 KS, 1.753%, (1 Month SOFR + 5.94%), due 7/25/50(a)(c)	$138,995	$19,898
Series 2020-4994 TS, 1.803%, (1 Month SOFR + 5.99%), due 7/25/50(a)(c)	1,375,996	188,648
Series 2020-5021 SA, (1 Month SOFR + 3.55%), due 10/25/50(a)(c)	895,645	25,513
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	690,817	145,391
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	53,268	9,829
Series 2020-5041 JE, 1.250%, due 3/25/49	76,437	63,102
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	61,747	11,244
Series 2021-5092 XA, 1.000%, due 1/15/41	97,036	84,786
Series 2021-5094 IP, 3.000%, due 4/25/51(c)	492,671	79,381
Series 2021-5152 BI, 3.000%, due 7/25/50(c)	84,682	14,692
Series 2021-5167 GI, 3.000%, due 11/25/51(c)	955,770	164,948
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	66,655	12,057
Series 2022-5205 KI, 3.000%, due 12/25/48(c)	58,652	6,052
Series 2023-5326 QO, 0.000%, due 9/25/50(d)(e)	420,735	290,966
Series 2023-5328 JY, 0.250%, due 9/25/50	418,255	294,183
Series 2023-5351 DO, 0.000%, due 9/25/53(d)(e)	99,335	83,567
Series 2024-5471 SK, 1.167%, (1 Month SOFR + 5.35%), due 8/25/54(a)(c)	2,664,252	112,535
Series 2024-5472 SB, 1.167%, (1 Month SOFR + 5.35%), due 11/25/54(a)(c)	3,530,051	149,427
Series 2025-5514 SA, 0.917%, (1 Month SOFR + 5.10%), due 3/25/55(a)(c)	1,134,401	41,905
Series 2025-5531 SD, 1.717%, (1 Month SOFR + 5.90%), due 4/25/55(a)(c)	1,362,098	85,710
Series 2025-5547 ES, 2.817%, (1 Month SOFR + 7.00%), due 6/25/55(a)(c)	616,824	45,741
Freddie Mac STACR REMIC Trust
Series 2021-DNA1 B1, 6.833%, (1 Month SOFR + 2.65%), due 1/25/51(a)	580,000	607,550
Series 2021-HQA3 B2, 10.433%, (1 Month SOFR + 6.25%), due 9/25/41(a)	1,070,000	1,109,148

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-HQA4 B2, 11.183%, (1 Month SOFR + 7.00%), due 12/25/41(a)	$713,000	$752,084
Series 2021-HQA4 M2, 6.533%, (1 Month SOFR + 2.35%), due 12/25/41(a)	120,000	121,463
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B, 4.157%, due 8/25/48(a)(b)	697,189	542,094
Freddie Mac STACR Trust
Series 2019-FTR1 B2, 12.647%, (1 Month SOFR + 8.46%), due 1/25/48(a)	385,000	456,858
Series 2019-FTR3 B2, 9.271%, (1 Month SOFR + 4.91%), due 9/25/47(a)	500,000	537,539
Series 2019-HQA2 B2, 15.547%, (1 Month SOFR + 11.36%), due 4/25/49(a)	135,000	161,952
Freddie Mac Strips
Series 2006-240, 0.000%, due 7/15/36(d)(e)	32,764	29,367
Series 2007-246, 0.000%, due 5/15/37(d)(e)	47,711	40,061
Series 2012-272, 0.000%, due 8/15/42(d)(e)	146,582	114,784
Series 2013-311 S1, 1.602%, (1 Month SOFR + 5.84%), due 8/15/43(a)(c)	1,179,856	128,697
Series 2023-397 C61, 5.500%, due 1/25/53(c)	594,917	119,953
Series 2023-402, 0.000%, due 9/25/53(d)(e)	86,568	74,657
Ginnie Mae II Pool
Series 2021-MA7706, 3.000%, due 11/20/51	835,224	751,168
Series 2024-787246, 3.000%, due 9/20/53	1,237,487	1,084,771
Ginnie Mae Strip
Series 2004-1 1, 0.000%, due 7/20/34(d)(e)	15,861	13,900
Government National Mortgage Association
Series 2016-93 AI, 4.500%, due 7/20/44(c)	602,151	142,565
Series 2019-128 KF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	26,759	24,235
Series 2019-128 YF, 3.500%, (1 Month CME SOFR + 0.76%), due 10/20/49(a)	27,211	24,870
Series 2019-97 FG, 3.500%, (1 Month CME SOFR + 0.80%), due 8/20/49(a)	590,140	538,419
Series 2020-1 YS, (1 Month CME SOFR + 2.72%), due 1/20/50(a)(c)	117,992	1,352
Series 2020-129 SB, (1 Month CME SOFR + 3.09%), due 9/20/50(a)(c)	156,269	2,173

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2020-146 SA, 2.154%, (1 Month CME SOFR + 6.19%), due 10/20/50(a)(c)	$128,647	$18,543
Series 2020-149 IQ, 2.500%, due 10/20/50(c)	136,393	19,906
Series 2020-166 CA, 1.000%, due 11/20/50	318,275	241,034
Series 2020-166 IC, 2.000%, due 11/20/50(c)	62,407	7,768
Series 2020-167 SN, 2.154%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	439,636	66,141
Series 2020-168 IA, 0.974%, due 12/16/62(a)(b)(c)	2,067,130	149,500
Series 2020-177 IO, 0.820%, due 6/16/62(a)(b)(c)	234,623	14,047
Series 2020-183 HT, 1.586%, (1 Month SOFR + 5.77%), due 12/20/50(a)(c)	118,291	15,565
Series 2020-188 GI, 2.000%, due 12/20/50(c)	999,870	113,732
Series 2020-188 IO, 2.000%, due 12/20/50(c)	87,878	10,127
Series 2020-189 NS, 2.154%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	124,016	18,698
Series 2020-189 SU, 2.154%, (1 Month CME SOFR + 6.19%), due 12/20/50(a)(c)	370,888	55,806
Series 2020-34 SC, 1.904%, (1 Month CME SOFR + 5.94%), due 3/20/50(a)(c)	77,498	10,268
Series 2020-5 FA, 3.500%, (1 Month CME SOFR + 0.81%), due 1/20/50(a)	384,154	346,531
Series 2020-96 CS, 1.954%, (1 Month CME SOFR + 5.99%), due 8/20/49(a)(c)	223,085	28,582
Series 2021-1 IT, 3.000%, due 1/20/51(c)	839,517	141,647
Series 2021-1 PI, 2.500%, due 12/20/50(c)	67,788	10,407
Series 2021-122 HS, 2.154%, (1 Month CME SOFR + 6.19%), due 7/20/51(a)(c)	999,794	143,031
Series 2021-140 GF, 2.500%, (1 Month CME SOFR + 0.76%), due 8/20/51(a)	441,103	374,382
Series 2021-16 AS, (1 Month CME SOFR + 2.64%), due 1/20/51(a)(c)	2,103,289	19,571
Series 2021-177 IM, 3.000%, due 10/20/51(c)	98,077	16,746
Series 2021-177 SB, (1 Month SOFR + 3.20%), due 10/20/51(a)(c)	4,629,217	77,031
Series 2021-179 SA, 2.154%, (1 Month CME SOFR + 6.19%), due 11/20/50(a)(c)	1,010,309	149,838
Series 2021-188 IO, 2.500%, due 10/20/51(c)	1,179,826	194,714

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-205 GA, 2.000%, due 11/20/51	$128,480	$106,692
Series 2021-226 SA, (1 Month SOFR + 1.70%), due 12/20/51(a)(c)	18,562,499	39,737
Series 2021-29 AS, (1 Month SOFR + 2.70%), due 2/20/51(a)(c)	239,191	2,395
Series 2021-30 HI, 2.000%, due 2/20/51(c)	185,768	20,808
Series 2021-44 IQ, 3.000%, due 3/20/51(c)	614,775	105,839
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	358,726	24,154
Series 2021-50 KI, 2.500%, due 1/20/48(c)	171,835	19,205
Series 2021-56 FE, 2.500%, (1 Month SOFR + 0.20%), due 10/20/50(a)(c)	122,996	18,033
Series 2021-57 SA, 2.154%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	1,650,891	229,924
Series 2021-57 SD, 2.154%, (1 Month CME SOFR + 6.19%), due 3/20/51(a)(c)	2,337,610	329,852
Series 2021-67 PI, 3.000%, due 4/20/51(c)	81,030	13,752
Series 2021-96 FG, 3.500%, (1 Month SOFR + 0.30%), due 6/20/51(a)	374,766	338,580
Series 2021-96 GP, 1.000%, due 6/20/51	351,909	273,963
Series 2021-96 JS, 2.204%, (1 Month CME SOFR + 6.24%), due 6/20/51(a)(c)	1,110,167	164,400
Series 2021-96 NS, 2.154%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	124,837	17,630
Series 2021-96 SN, 2.154%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	152,487	20,429
Series 2021-97 SM, 2.154%, (1 Month CME SOFR + 6.19%), due 6/20/51(a)(c)	108,087	15,372
Series 2021-98 IN, 3.000%, due 6/20/51(c)	75,891	13,228
Series 2022-1 CF, 2.500%, (1 Month SOFR + 0.80%), due 1/20/52(a)	234,875	198,967
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,059,637	128,093
Series 2022-101 SB, (1 Month SOFR + 3.30%), due 6/20/52(a)(c)	1,071,728	15,774
Series 2022-107 SA, (1 Month SOFR + 3.47%), due 6/20/52(a)(c)	5,399,902	73,833
Series 2022-113 Z, 2.000%, due 9/16/61	42,755	20,919
Series 2022-182 IO, 3.000%, due 10/20/45(c)	308,262	43,041
Series 2022-185 DI, 1.022%, due 10/16/65(a)(b)(c)	874,490	61,051
Series 2022-190 HS, 1.904%, (1 Month CME SOFR + 5.94%), due 2/20/50(a)(c)	311,334	35,678

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-207 IO, 3.000%, due 8/20/51(c)	$75,434	$12,581
Series 2022-29 FN, 4.000%, (1 Month SOFR + 0.50%), due 7/20/51(a)	491,218	458,723
Series 2022-78 S, (1 Month SOFR + 3.70%), due 4/20/52(a)(c)	132,655	2,983
Series 2022-87 SA, (1 Month SOFR + 3.30%), due 5/20/52(a)(c)	2,134,962	31,424
Series 2023-1 HD, 3.500%, due 1/20/52	173,815	158,988
Series 2023-159 CI, 0.954%, due 7/16/65(a)(b)(c)	1,906,678	136,617
Series 2023-172 IO, 1.331%, due 2/16/66(a)(b)(c)	2,249,580	208,878
Series 2023-194 CI, 0.818%, due 10/16/65(a)(b)(c)	1,496,791	94,500
Series 2023-26 L, 3.800%, due 4/16/65(a)(b)	180,000	137,524
Series 2023-37 IB, 2.500%, due 10/20/50(c)	628,459	92,261
Series 2023-53, 0.000%, due 4/20/53(d)(e)	250,397	207,815
Series 2023-59 YC, 7.096%, due 9/20/51(a)(b)	63,960	70,948
Series 2023-60 ES, 2.832%, (1 Month SOFR + 11.20%), due 4/20/53(a)	54,573	49,569
Series 2023-63 MA, 3.500%, due 5/20/50	171,286	159,800
Series 2023-66 OQ, 0.000%, due 7/20/52(d)(e)	154,142	121,636
Series 2023-80 SA, 1.066%, (1 Month SOFR + 5.25%), due 6/20/53(a)(c)	2,051,982	95,572
Series 2023-86 SE, 2.466%, (1 Month SOFR + 6.65%), due 9/20/50(a)(c)	701,401	109,750
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	265,000	195,510
Series 2024-48 JI, 3.000%, due 7/20/51(c)	787,387	132,390
Series 2024-51 SX, 1.016%, (1 Month SOFR + 5.20%), due 3/20/54(a)(c)	3,567,030	154,101
Series 2025-112 IO, 0.565%, due 3/16/66(a)(b)(c)	2,324,079	118,399
Series 2025-25 P, 7.000%, due 11/20/54	382,629	395,146
Seasoned Credit Risk Transfer Trust Series
Series 2025-1 MTU, 3.250%, due 11/25/64	1,421,338	1,236,518
Seasoned Loans Structured Transaction Series
Series 2018-1 A1, 3.500%, due 6/25/28	45,377	44,582
		73,130,684
Total U.S. Government & Federal Agencies (Cost $71,916,791)		73,130,684

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Short-Term Investment — 1.4%
Money Market Fund — 1.4%
Dreyfus Treasury Obligations Cash Management Fund, 3.90%(f)
(Cost $2,226,215)	2,226,215	$ 2,226,215

Total Investments — 99.6% (Cost $154,889,751)		156,867,016
Other Assets and Liabilities, Net — 0.4%		693,610
Net Assets — 100.0%		$157,560,626

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2025.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(d)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(e)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(f)Reflects the 1-day yield at October 31, 2025.

Abbreviations
CMT	- Constant Maturity Treasury Index
REMIC	- Real Estate Mortgage Investment Conduit
SOFR	- Secured Overnight Financing Rate

Open futures contracts outstanding at October 31, 2025:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2025	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	December 2025	174	$19,480,248	$19,604,906	$124,659
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	December 2025	(39)	(4,486,863)	(4,503,891)	(17,028)
U.S. 10 Year NOTE (CBT)	Citigroup Global Markets Inc.	December 2025	10	1,092,178	1,092,110	(69)
						$107,562

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $274,108 at October 31, 2025.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Collateralized Loan Obligation	$—	$5,001,059	$—	$5,001,059
Collateralized Mortgage Obligations	—	29,146,881	—	29,146,881
Commercial Asset-Backed Securities	—	23,275,401	—	23,275,401
Commercial Mortgage-Backed Securities	—	24,086,776	—	24,086,776
U.S. Government & Federal Agencies	—	73,130,684	—	73,130,684
Short-Term Investment:
Money Market Fund	2,226,215	—	—	2,226,215
Total Investments in Securities	2,226,215	154,640,801	—	156,867,016
Other Financial Instruments:(h)
Futures Contracts	124,659	—	—	124,659
Total Investments in Securities and Other Financial Instruments	$2,350,874	$154,640,801	$—	$156,991,675
Liability Valuation Inputs
Other Financial Instruments:(h)
Futures Contracts	$(17,097)	$—	$—	$(17,097)

(g)For a complete listing of investments and their industries, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds — 97.1%
Alabama — 3.4%
Alabama State University, Revenue Bonds
Insured: AG
5.500%, due 9/1/45	$2,000,000	$2,172,363
5.750%, due 9/1/50	2,250,000	2,449,272
City of Gadsden AL, General Obligation Bonds
Series A Insured: BAM
5.000%, due 10/1/50	2,280,000	2,363,062
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	2,200,000	2,269,810
University of South Alabama, Revenue Bonds
Series A Insured: BAM
5.250%, due 4/1/54	2,500,000	2,643,624
		11,898,131
California — 10.7%
Buellton Union School District, General Obligation Bonds
Insured: AG
3.580%, due 2/1/34(a)	1,305,000	973,550
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B Insured: AGM
4.000%, due 7/1/39	3,000,000	2,992,533
California Community Choice Financing Authority, Revenue Bonds
Series G
5.000%, due 11/1/55(b)(c)	3,575,000	3,818,841
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
3.000%, due 5/15/54	2,895,000	2,141,951
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,994,525
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,724,444
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
2.480%, due 8/1/29(a)	1,050,000	957,089
Los Angeles Department of Water & Power, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/55	3,000,000	3,140,601
Series B
5.000%, due 7/1/45	1,085,000	1,123,230
Series E
5.000%, due 7/1/48	1,575,000	1,643,705

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
4.650%, due 6/1/46(a)	$ 4,000,000	$ 1,553,426
Oroville Union High School District, General Obligation Bonds
Series 08 Insured: AGM
2.860%, due 8/1/29(a)	1,230,000	1,105,529
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	777,716
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	1,946,478
Sacramento City Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/48	700,000	674,686
Series C Insured: AG
5.500%, due 8/1/54	2,500,000	2,736,626
San Francisco Community College District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 6/15/49	3,000,000	3,259,780
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
4.550%, due 8/1/41(a)	2,000,000	984,183
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
2.580%, due 8/1/26(a)	1,100,000	1,078,947
		37,627,840
Colorado — 2.6%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,745,664
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,895,731
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,159,538
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	444,355
Trails at Crowfoot Metropolitan District No 3, General Obligation Bonds
Series A Insured: AGC
5.000%, due 12/1/39	1,000,000	1,075,082
		9,320,370

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.470%, due 10/1/37(a)	$ 1,500,000	$ 885,660
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,796,252
		2,681,912
Florida — 1.9%
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AGM
4.000%, due 10/1/41	1,425,000	1,423,710
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	3,088,656
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A-2 Insured: AGM-CR
4.500%, due 10/1/40(a)	1,250,000	643,221
Series AG Insured: AGM-CR
4.640%, due 10/1/41(a)	1,015,000	489,090
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,064,044
		6,708,721
Georgia — 0.7%
Savannah Georgia Convention Center Authority, Revenue Bonds
Series C Insured: AG
5.500%, due 6/1/50	2,400,000	2,582,952

Idaho — 0.5%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	994,636
5.250%, due 5/1/42	800,000	819,571
		1,814,207
Illinois — 15.2%
Chicago Board of Education, General Obligation Bonds
Series AG Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,075,000	1,098,909
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,918,348
Insured: BAM
5.750%, due 4/1/48	750,000	794,574
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,196,808
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,584,628

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	$ 4,700,000	$ 4,421,657
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	4,025,256
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,100,059
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/37	2,000,000	1,890,158
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,029,933
5.500%, due 10/1/42	1,260,000	1,367,209
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: AGC
5.000%, due 12/1/39	4,060,000	4,506,782
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	393,223
4.000%, due 10/1/41	400,000	391,795
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,434,377
Sales Tax Securitization Corp., Revenue Bonds
Insured: BAM
4.000%, due 1/1/48	1,060,000	972,392
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,271,960
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,569,479
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,687,889
Sangamon County School District No 186 Springfield, General Obligation Bonds
Insured: BAM
5.500%, due 6/1/50	5,130,000	5,551,967
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	2,938,294
Series B Insured: BAM
5.500%, due 4/1/50	4,000,000	4,278,504

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	$ 1,000,000	$ 1,054,112
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,102,548
		53,580,861
Indiana — 3.0%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	1,500,000	1,560,524
Indiana Housing & Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.700%, due 7/1/49	1,760,000	1,787,642
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AGC
5.000%, due 1/1/43	3,810,000	4,093,006
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,261,954
		10,703,126
Iowa — 1.9%
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	936,611
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,103,993
Davenport Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/43	3,395,000	3,350,462
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	327,143
		6,718,209
Kentucky — 0.5%
Northern Kentucky University, Revenue Bonds
Series A Insured: AG ST INTERCEPT
3.000%, due 9/1/37	1,805,000	1,629,457

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana — 0.9%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	$ 1,500,000	$ 1,587,884
City of Shreveport LA, General Obligation Bonds
Insured: AGC
5.000%, due 3/1/49	1,500,000	1,542,448
		3,130,332
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,307,883

Massachusetts — 1.8%
City of Worcester MA, General Obligation Bonds
Insured: AGM
2.000%, due 2/15/34	1,000,000	896,630
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	1,945,000	1,538,337
Series N Insured: AG
5.500%, due 7/1/55	3,460,000	3,764,142
		6,199,109
Michigan — 4.6%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,079,398
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,121,529
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,485,295
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,502,098
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/48	8,520,000	9,053,345
		16,241,665
Missouri — 1.1%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,132,755

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Missouri (continued)
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.430%, due 4/15/26(a)	$ 1,720,000	$ 1,693,507
		3,826,262
Nebraska — 0.9%
Elkhorn School District, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/45	2,000,000	1,916,598
Omaha Airport Authority, Revenue Bonds
Insured: AGC
5.250%, due 12/15/54	1,250,000	1,302,986
		3,219,584
Nevada — 0.7%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,050,000	1,004,595
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	1,425,000	1,369,475
		2,374,070
New Jersey — 1.1%
Jersey City Municipal Utilities Authority, Revenue Bonds
Series E Insured: BAM MUN GOVT GTD
5.750%, due 10/15/51	1,000,000	1,125,949
5.750%, due 10/15/55	1,665,000	1,871,855
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.500%, due 2/1/51	1,000,000	1,033,471
		4,031,275
New York — 4.8%
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/42	1,800,000	1,898,818
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	1,610,000	1,555,755
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	1,265,000	963,685
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
3.870%, due 11/15/36(a)	4,400,000	2,883,085
4.850%, due 11/15/55(a)	1,825,000	432,543
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
4.000%, due 2/15/43	1,480,000	1,454,701

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 11/15/39	$ 1,000,000	$ 1,148,056
5.250%, due 11/15/41	1,000,000	1,131,185
New York State Dormitory Authority, Revenue Bonds
Insured: AGC
5.250%, due 10/1/42	1,650,000	1,770,437
New York Transportation Development Corp., Revenue Bonds
Insured: AG
5.000%, due 6/30/49	3,450,000	3,471,795
		16,710,060
North Carolina — 2.2%
Greater Asheville Regional Airport Authority, Revenue Bonds
Insured: AG
5.250%, due 7/1/53	1,675,000	1,718,074
Insured: AGM
5.250%, due 7/1/41	1,405,000	1,498,465
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,441,729
North Carolina Turnpike Authority, Revenue Bonds
Series B Insured: AGM
4.900%, due 1/1/53(a)	4,000,000	1,073,084
		7,731,352
Ohio — 2.9%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,301,104
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	507,309
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/45	2,000,000	2,099,175
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,148,516
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,001,067
		10,057,171
Oregon — 1.3%
City of Newport OR, General Obligation Bonds
Series B Insured: AGC
3.100%, due 6/1/26(a)	1,355,000	1,330,859
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AGM
2.500%, due 8/15/35	2,500,000	2,194,122

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Oregon (continued)
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.730%, due 6/15/43(a)	$ 2,800,000	$ 1,228,871
		4,753,852
Pennsylvania — 5.8%
Allegheny County Airport Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 1/1/39	2,650,000	2,880,934
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,323,365
City of Philadelphia PA Water & Wastewater Revenue, Revenue Bonds
Series C Insured: AGC
5.000%, due 9/1/44	1,300,000	1,397,468
County of Lehigh PA, Revenue Bonds
Series CR Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,353,876
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGC-CR
4.000%, due 9/1/44	1,040,000	983,012
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,625,000	3,891,507
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.445%, (3 Month SOFR + 0.60%), due 7/1/27(b)	55,000	54,562
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,655,240
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,508,719
5.000%, due 9/1/38	1,420,000	1,573,359
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,896,987
		20,519,029
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AGM
3.359%, (3-Month SOFR + 0.52%), due 7/1/29(b)	370,000	356,484

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGC
5.250%, due 9/15/41	$ 2,000,000	$ 2,196,007

South Carolina — 1.7%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	2,963,174
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,229,381
5.750%, due 12/1/52	600,000	649,315
		5,841,870
South Dakota — 1.7%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.500%, due 12/1/51	3,080,000	3,262,278
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,481,959
5.500%, due 8/1/47	1,000,000	1,080,888
		5,825,125
Texas — 15.4%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,409,487
Cinco Southwest Municipal Utility District No 1, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/36	650,000	579,451
City of Aubrey TX, General Obligation Bonds
Series A Insured: AGC
3.000%, due 2/15/42	2,160,000	1,875,877
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,049,384
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/46	1,880,000	1,691,414
4.000%, due 9/1/47	1,980,000	1,771,542
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,307,311
2.000%, due 8/15/40	3,000,000	2,228,095
El Paso County Hospital District, General Obligation Bonds
Insured: AGC
5.000%, due 8/15/43	4,230,000	4,486,813

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Series B Insured: BAM
3.000%, due 9/1/40	$540,000	$429,849
3.000%, due 9/1/42	540,000	414,438
Fort Bend County Municipal Utility District No 182, General Obligation Bonds
Insured: AG
2.500%, due 9/1/36	625,000	521,457
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	2,035,278
3.000%, due 8/15/41	2,670,000	2,330,061
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,196,275
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: AG
4.125%, due 12/1/52	1,500,000	1,349,154
Harris County Municipal Utility District No 390, General Obligation Bonds
Insured: BAM
2.125%, due 4/1/37	565,000	457,503
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,810,641
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,540,414
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
2.500%, due 9/1/40	575,000	427,147
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/46	855,000	864,899
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.125%, due 3/1/46	1,415,000	1,429,685
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	605,208
Series 1B Insured: AG
3.000%, due 9/1/39	980,000	834,896
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AGM
6.375%, due 8/15/30	1,455,000	1,579,056

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/35	$3,195,000	$3,251,353
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	1,260,000	1,361,231
Morningstar Ranch Municipal Utility District No 1 of Parker County, General Obligation Bonds
Insured: BAM
3.000%, due 9/1/43	545,000	417,547
Mount Houston Road Municipal Utility District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/40	540,000	436,666
3.000%, due 3/1/41	560,000	443,673
Sienna Municipal Utility District No 5, General Obligation Bonds
Insured: BAM
2.375%, due 11/1/43	650,000	437,294
Sonterra Municipal Utility District, General Obligation Bonds
Insured: AG
2.625%, due 8/15/40	1,055,000	805,745
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,290,289
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,142,891
5.500%, due 8/1/42	4,000,000	4,390,595
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/39	895,000	736,669
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,183,375
		54,122,663
Utah — 0.9%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series AG Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	2,149,654
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,035,803
		3,185,457

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Virginia — 0.3%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	$ 1,330,000	$ 1,026,664

Washington — 3.3%
State of Washington, General Obligation Bonds
Series F Insured: NATL
2.710%, due 12/1/26(a)	3,000,000	2,913,678
Washington Health Care Facilities Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 8/15/55(b)(c)	3,000,000	3,322,675
Washington State Housing Finance Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/45	3,500,000	3,563,553
5.250%, due 7/1/55	1,640,000	1,670,163
		11,470,069
West Virginia — 0.3%
West Virginia Economic Development Authority, Revenue Bonds
Series RE
4.700%, due 4/1/36(b)(c)	890,000	894,793

Wisconsin — 2.2%
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	750,000	750,965
4.550%, due 5/1/43	1,015,000	1,032,016
5.000%, due 5/1/31	1,655,000	1,797,811
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	1,970,881
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/41	1,455,000	1,461,615
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
3.830%, due 12/15/37(a)	1,150,000	726,110
		7,739,398
Wyoming — 0.9%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,100,000	1,167,340
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,888,977
		3,056,317
Total Municipal Bonds (Cost $333,849,359)		341,082,277

	Shares	Value
Short-Term Investment — 1.8%
Money Market Fund — 1.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(d)
(Cost $6,375,863)	$6,375,863	$ 6,375,863

Total Investments — 98.9% (Cost $340,225,222)		347,458,140
Other Assets and Liabilities, Net — 1.1%		3,851,658
Net Assets — 100.0%		$351,309,798

(a)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2025.

(c)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)Reflects the 1-day yield at October 31, 2025.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SCH BD GTY	- School Bond Guaranty Program
SOFR	- Secured Overnight Financing Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Municipal Bonds	$—	$341,082,277	$—	$341,082,277
Short-Term Investment:
Money Market Fund	6,375,863	—	—	6,375,863
Total Investments in Securities	$6,375,863	$341,082,277	$—	$347,458,140

(a)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF

October 31, 2025 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 119.2%
Corporate Bonds — 1.4%
Lifespan Corp.
Series 2025, 5.050%, due 2/15/30	$500,000	$505,030
Toll Road Investors Partnership II LP
0.000%, due 2/15/32(a)	400,000	268,524
		773,554
Total Corporate Bonds
(Cost $767,942)		773,554
Municipal Bonds — 117.8%
Alabama — 5.5%
Black Belt Energy Gas District, Revenue Bonds
4.000%, due 10/1/52(b)(c)	100,000	100,689
Columbia Industrial Development Board, Revenue Bonds
Series A
3.950%, due 12/1/37(b)(c)	1,400,000	1,400,000
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
4.000%, due 11/1/51(b)(c)	400,000	409,130
Series C
5.000%, due 5/1/55(b)(c)	405,000	435,940
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	750,000	773,799
		3,119,558
Alaska — 0.6%
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series A
5.500%, due 10/1/42	350,000	357,002

Arizona — 2.6%
Maricopa County Industrial Development Authority, Revenue Bonds
4.375%, due 5/1/33	500,000	492,166
Tempe Industrial Development Authority, Revenue Bonds
Series 2
3.500%, due 12/1/30	1,000,000	994,889
		1,487,055
California — 15.6%
Anaheim Housing & Public Improvements Authority, Revenue Bonds
Series A
3.100%, due 10/1/54(b)(c)	1,400,000	1,400,000
Bay Area Toll Authority, Revenue Bonds
Series I
2.850%, due 4/1/59(b)(c)	800,000	800,000
California Community Choice Financing Authority, Revenue Bonds
5.000%, due 7/1/53(b)(c)	420,000	444,191
Series B
5.000%, due 1/1/55(b)(c)	475,000	504,476

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds
Series A
5.000%, due 12/1/27	$100,000	$102,788
California State Public Works Board, Revenue Bonds
Series C
5.000%, due 11/1/28	750,000	805,157
Los Angeles Department of Water & Power, Revenue Bonds
Series A-1
3.350%, due 7/1/50(b)(c)	1,400,000	1,400,000
Series B
5.000%, due 7/1/30	200,000	220,223
Southern California Logistics Airport Authority, Tax Allocation
Series A Insured: AG
5.000%, due 12/1/28	1,145,000	1,227,015
State of California, General Obligation Bonds
4.875%, due 9/1/30	500,000	522,222
Series A1
3.000%, due 5/1/33(b)(c)	1,400,000	1,400,000
		8,826,072
Colorado — 5.4%
Adams & Arapahoe Counties Joint School District 28J Aurora, General Obligation Bonds
Insured: ST AID WITHHLDG
5.500%, due 12/1/26	300,000	309,416
Colorado Health Facilities Authority, Revenue Bonds
Series A
5.000%, due 9/1/29	1,000,000	1,072,017
Southglenn Metropolitan District, General Obligation Bonds
5.000%, due 12/1/30	755,000	755,610
STC Metropolitan District No 2, General Obligation Bonds
Series 1 Insured: AG
5.000%, due 12/1/28	390,000	412,951
Sterling Ranch Community Authority Board, Revenue Bonds
Series A
4.250%, due 12/1/50	500,000	510,487
		3,060,481
Connecticut — 0.9%
Connecticut State Higher Education Supplement Loan Authority, Revenue Bonds
Series 2
5.000%, due 11/15/45(b)(c)	500,000	502,434
Florida — 2.4%
County of Miami-Dade Seaport Department, Revenue Bonds
Series A
5.000%, due 10/1/30	450,000	486,724

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida Housing Finance Corp., Revenue Bonds
Series D
3.000%, due 3/1/43(b)(c)	$250,000	$249,622
Village Community Development District No 13, Special Assessment
2.550%, due 5/1/31	250,000	238,857
Village Community Development District No 15, Special Assessment
4.250%, due 5/1/28	385,000	389,169
		1,364,372
Georgia — 6.8%
Atlanta Development Authority (The), Revenue Bonds
Series B
8.125%, due 7/1/30	1,000,000	980,061
Atlanta Urban Residential Finance Authority, Revenue Bonds
3.200%, due 5/1/29(b)(c)	1,000,000	998,908
Development Authority of Burke County (The), Revenue Bonds
3.950%, due 11/1/52(b)(c)	1,400,000	1,400,000
Fulton County Residential Care Facilities for the Elderly Authority, Revenue Bonds
5.000%, due 7/1/31	320,000	322,432
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.000%, due 5/1/52(b)(c)	150,000	153,036
		3,854,437
Guam — 1.1%
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/29	315,000	331,309
Series G
5.000%, due 1/1/28	300,000	310,589
		641,898
Hawaii — 0.8%
Kauai County Community Facilities District, Special Tax
4.000%, due 5/15/30	470,000	472,608
Illinois — 5.9%
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series RF Insured: NATL
0.000%, due 1/1/26(a)	200,000	198,889
Peoria County Community Unit School District No 323, Revenue Bonds
4.000%, due 4/1/31	300,000	298,548
Sales Tax Securitization Corp., Revenue Bonds
Series A
5.000%, due 1/1/28	465,000	485,530
State of Illinois, General Obligation Bonds
Series D
5.000%, due 11/1/27	500,000	520,034

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Village of Pingree Grove IL, Special Tax
Insured: BAM
3.500%, due 3/1/31	$1,250,000	$1,246,418
Village of Rantoul IL, General Obligation Bonds
Insured: AG
5.000%, due 1/1/29	580,000	613,143
		3,362,562
Indiana — 4.7%
Center Grove Community School Corp., General Obligation Bonds
Insured: ST AID INTERCEPT
5.000%, due 1/1/27	250,000	254,397
Indiana Finance Authority, Revenue Bonds
Series 1
5.000%, due 10/1/64(b)(c)	250,000	269,418
Series C
3.000%, due 11/1/30	250,000	241,866
Indiana Housing & Community Development Authority, Revenue Bonds
Series B Insured: GNMA/FNMA/FHLMC
1.800%, due 7/1/32	200,000	174,757
Series B2 Insured: GNMA/FNMA/FHLMC
4.000%, due 1/1/28	100,000	100,940
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series B2
5.000%, due 1/1/28	450,000	468,475
New Palestine Community Schools, General Obligation Bonds
Insured: ST AID INTERCEPT
5.000%, due 1/15/27	350,000	358,289
Seymour Elementary School Building Corp., Revenue Bonds
Insured: ST AID INTERCEPT
5.000%, due 7/15/27	750,000	774,843
		2,642,985
Iowa — 0.9%
Kirkwood Community College, General Obligation Bonds
3.000%, due 6/1/32	500,000	500,020
Kentucky — 2.5%
Kentucky Higher Education Student Loan Corp., Revenue Bonds
Series 2
5.255%, due 6/1/28	500,000	508,262
Kentucky Housing Corp., Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	450,000	484,089
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.250%, due 6/1/55(b)(c)	400,000	427,548
		1,419,899

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana — 0.9%
Louisiana Public Facilities Authority, Revenue Bonds
Series B
5.000%, due 5/15/30	$450,000	$485,121
Maryland — 3.1%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 7/1/26	800,000	811,036
Series C Insured: AG
5.000%, due 7/1/26	200,000	202,276
5.000%, due 7/1/27	200,000	206,037
5.000%, due 7/1/28	150,000	157,501
5.000%, due 7/1/29	150,000	160,272
5.000%, due 7/1/30	200,000	217,459
		1,754,581
Michigan — 0.3%
Michigan Finance Authority, Revenue Bonds
Series A
3.267%, due 6/1/39	170,000	161,942
Minnesota — 1.7%
City of Mankato MN, General Obligation Bonds
Series A
2.125%, due 2/1/27	500,000	491,782
County of Washington MN, General Obligation Bonds
Series A
2.100%, due 2/1/27	500,000	492,277
		984,059
Montana — 0.2%
City of Forsyth MT, Revenue Bonds
Series A
3.875%, due 10/1/32	100,000	103,015
Nevada — 0.5%
Sparks Tourism Improvement District No 1, Revenue Bonds
3.875%, due 6/15/28	275,000	274,797
New Hampshire — 2.3%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B Insured: BAM
0.000%, due 1/1/26(a)	250,000	248,436
New Hampshire Business Finance Authority, Revenue Bonds
4.000%, due 1/1/30	280,000	282,101
New Hampshire Housing Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	450,000	513,210
State of New Hampshire, General Obligation Bonds
Series B
3.000%, due 11/1/29	250,000	249,595
		1,293,342

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey — 2.7%
New Jersey Higher Education Student Assistance Authority, Revenue Bonds
Series 1B
5.000%, due 12/1/27	$500,000	$515,651
Township of Piscataway NJ, General Obligation Bonds
3.000%, due 10/15/27	1,000,000	1,000,302
		1,515,953
New Mexico — 0.2%
New Mexico Mortgage Finance Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
3.450%, due 9/1/32	100,000	100,656
New York — 10.7%
City of New York NY, General Obligation Bonds
Series B5
3.900%, due 10/1/46(b)(c)	1,400,000	1,400,000
Fallsburg Central School District, General Obligation Bonds
Insured: BAM
2.000%, due 6/15/32	400,000	355,328
New York City Housing Development Corp., Revenue Bonds
Series A
5.458%, due 12/15/31	1,000,000	1,024,037
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series B
5.000%, due 5/1/28	500,000	529,302
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.749%, due 11/15/33	250,000	269,253
New York State Energy Research & Development Authority, Revenue Bonds
Series A
5.822%, due 4/1/28	500,000	503,209
Town of Oyster Bay NY, General Obligation Bonds
Series A Insured: AG
2.000%, due 3/1/30	525,000	492,984
West Athens Lime Street Fire District, G.O. Unltd Notes
4.250%, due 9/3/26	250,000	251,574
Westchester Tobacco Asset Securitization Corp., Revenue Bonds
Series B
5.000%, due 6/1/26	1,200,000	1,213,202
		6,038,889
North Carolina — 2.7%
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Revenue Bonds
3.125%, due 12/1/27(b)(c)	1,000,000	999,013

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
North Carolina (continued)
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	$450,000	$515,224
		1,514,237
North Dakota — 0.5%
City of Grand Forks ND, General Obligation Bonds
Series A
2.250%, due 12/1/28	215,000	209,005
Series B
2.500%, due 12/1/28	100,000	98,103
		307,108
Ohio — 2.6%
Cleveland Municipal School District, General Obligation Bonds
Insured: SD CRED PROG
5.000%, due 12/1/25	500,000	500,768
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/28	500,000	532,166
Ohio Air Quality Development Authority, Revenue Bonds
3.250%, due 9/1/29	465,000	457,976
		1,490,910
Oregon — 0.9%
City of Redmond OR, General Obligation Bonds
Series A
5.000%, due 6/1/30	450,000	484,598
Pennsylvania — 7.5%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.500%, due 5/1/32	1,000,000	1,083,646
General Authority of Southcentral Pennsylvania, Revenue Bonds
Series A
5.000%, due 6/1/29	1,000,000	1,074,337
Pennsylvania Higher Education Assistance Agency, Revenue Bonds
Series 1A
5.000%, due 6/1/30	450,000	475,612
Pennsylvania Turnpike Commission, Revenue Bonds
5.000%, due 12/1/29	1,250,000	1,360,585
Philadelphia Housing Authority, Revenue Bonds
Series A
5.000%, due 3/1/28	250,000	261,283
		4,255,463
Rhode Island — 1.2%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/29	75,000	79,864

	Principal Amount	Value
Municipal Bonds (continued)
Rhode Island (continued)
5.000%, due 7/1/30	$100,000	$108,042
5.000%, due 7/1/31	200,000	218,164
Rhode Island Student Loan Authority, Revenue Bonds
Series A
5.000%, due 12/1/29	250,000	264,236
		670,306
Tennessee — 4.0%
County of Campbell TN, General Obligation Bonds
Insured: AG
2.000%, due 6/1/31	400,000	366,752
New Memphis Arena Public Building Authority, Revenue Bonds
1.090%, due 4/1/27	475,000	467,751
Public Building Authority of Sevier County TN (The), Revenue Bonds
3.970%, due 3/1/49(b)(c)	1,400,000	1,400,000
		2,234,503
Texas — 15.2%
City of San Antonio TX Airport System, Revenue Bonds
Series A
5.000%, due 7/1/26	400,000	405,254
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 4/1/27	315,000	324,616
Clint Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/29	500,000	539,554
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: BAM
6.500%, due 3/1/28	790,000	849,320
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
2.890%, due 8/15/28(a)	450,000	415,351
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	430,000	416,919
Mckinney Municipal Utility District No 2, General Obligation Bonds
Insured: BAM
6.500%, due 9/1/31	750,000	827,803
Midland County Fresh Water Supply District No 1, Revenue Bonds
Series A
4.230%, due 9/15/32(a)	500,000	374,952
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 1/1/30	895,000	939,174
Texas Department of Housing & Community Affairs, Revenue Bonds
Series B Insured: GNMA COLL
3.650%, due 1/1/28	500,000	504,518

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
University of Houston, Revenue Bonds
Series A
5.000%, due 2/15/28	$175,000	$176,119
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
6.250%, due 12/1/26	620,000	640,142
Willow Point Municipal Utility District, General Obligation Bonds
Insured: AG
6.500%, due 3/1/29	500,000	552,038
6.500%, due 3/1/30	335,000	379,289
Wylie Independent School District/Taylor County, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/28	535,000	562,118
5.000%, due 2/15/29	645,000	691,911
		8,599,078
Virginia — 1.3%
Virginia Housing Development Authority, Revenue Bonds
Series 1
3.550%, due 1/1/27	500,000	501,664
Series G
3.125%, due 7/1/56(b)(c)	250,000	249,888
		751,552
West Virginia — 0.9%
County of Ohio WV Special District Excise Tax Revenue, Revenue Bonds
Series A1
8.250%, due 3/1/35	170,000	183,249
West Virginia Economic Development Authority, Revenue Bonds
Series RE
3.300%, due 1/1/41(b)(c)	350,000	352,188
		535,437
Wisconsin — 2.7%
PMA Levy & Aid Anticipation Notes Program, Revenue Notes
Series B
5.000%, due 4/2/26	1,490,000	1,502,013
Total Municipal Bonds
(Cost $66,429,562)		$66,668,943

	Shares	Value
Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(d)
(Cost $106,164)	106,164	106,164
Total Investments — 119.4%
(Cost $67,303,668)		67,548,661
Other Assets and Liabilities, Net — (19.4)%		(10,978,714)
Net Assets — 100.0%		$56,569,947

(a)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2025.

(c)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)Reflects the 1-day yield at October 31, 2025.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
GTD	- Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SD CRED PROG	- School District Credit Enhancement Program
ST AID WITHHLDG	- State Aid Withholding

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Short Duration ETF (continued)

October 31, 2025 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Corporate Bonds	$—	$773,554	$—	$773,554
Municipal Bonds	—	66,668,943	—	66,668,943
Short-Term Investment:
Money Market Fund	106,164	—	—	106,164
Total Investments in Securities	$106,164	$67,442,497	$—	$67,548,661

(a)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds — 98.0%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series ML Insured: FHLMC COLL
4.759%, due 8/25/41	$3,082,790	$3,178,157
Alabama — 6.2%
Alabama Federal Aid Highway Finance Authority, Revenue Bonds
Series A
5.000%, due 9/1/36	750,000	872,532
Alabama Housing Finance Authority, Revenue Bonds
Series D Insured: GNMA/FNMA/FHLMC
5.750%, due 10/1/55	990,000	1,079,220
Alabama Special Care Facilities Financing Authority-Birmingham AL, Revenue Bonds
Series A
5.250%, due 6/1/44	1,300,000	1,404,886
Black Belt Energy Gas District, Revenue Bonds
3.570%, (Municipal Swap Index + 0.35%), due 10/1/52(a)	1,630,000	1,613,944
Series A
5.250%, due 5/1/55(a)(b)	1,495,000	1,640,660
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	601,250
Series B
4.000%, due 10/1/52(a)(b)	9,065,000	9,127,422
5.000%, due 10/1/35	8,800,000	9,163,466
5.250%, due 12/1/53(a)(b)	3,000,000	3,257,180
Series B-2
3.870%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	900,000	888,138
Series C-1
5.250%, due 6/1/26	1,800,000	1,817,121
5.250%, due 2/1/53(a)(b)	4,000,000	4,264,369
Series D
5.000%, due 12/1/55(a)(b)	1,380,000	1,496,994
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,056,861
City of Gadsden AL, General Obligation Bonds
Series A Insured: BAM
5.000%, due 10/1/39	625,000	693,060
5.000%, due 10/1/44	675,000	713,288
Energy Southeast A Cooperative District, Revenue Bonds
Series B
5.000%, due 9/1/33	6,000,000	6,235,628
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds
Series A
3.375%, due 6/1/34(a)(b)	2,000,000	2,019,170
Southeast Alabama Gas Supply District (The), Revenue Bonds
Series A
5.000%, due 8/1/54(a)(b)	2,000,000	2,157,812

	Principal Amount	Value
Municipal Bonds (continued)
Alabama (continued)
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	$3,000,000	$3,251,273
Series A
5.000%, due 11/1/32	1,000,000	1,062,441
5.000%, due 6/1/34	1,000,000	1,100,366
5.000%, due 11/1/35	6,250,000	6,664,136
5.000%, due 1/1/56(a)(b)	1,300,000	1,391,669
Series B-1
5.000%, due 5/1/53(a)(b)	1,000,000	1,041,028
Series C
5.000%, due 5/1/55(a)(b)	6,115,000	6,582,151
5.000%, due 10/1/55(a)(b)	3,130,000	3,399,499
		74,595,564
Arizona — 2.1%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,544,513
Series A
5.000%, due 11/1/31	550,000	578,924
Series A Insured: BAM
5.000%, due 6/1/31	300,000	322,414
5.000%, due 6/1/32	325,000	347,642
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,006,039
City of Glendale AZ Water & Sewer Revenue, Revenue Bonds
5.000%, due 7/1/39	675,000	760,461
5.000%, due 7/1/40	550,000	611,776
City of Goodyear AZ Water & Sewer Revenue, Revenue Bonds
Insured: AGC
5.000%, due 7/1/44	2,000,000	2,137,535
City of Mesa AZ, General Obligation Bonds
5.000%, due 7/1/43	1,895,000	2,051,379
City of Phoenix Civic Improvement Corp., Revenue Bonds
5.000%, due 7/1/45	1,500,000	1,603,103
Industrial Development Authority of the City of Phoenix Arizona (The), Revenue Bonds
3.100%, due 2/1/59(a)(b)	1,000,000	1,001,509
Series A
5.000%, due 10/31/44	8,000,000	8,486,126
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	1,000,000	1,115,396
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	305,117

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	$1,000,000	$926,613
Tempe Industrial Development Authority, Revenue Bonds
Series 2
3.500%, due 12/1/30	1,000,000	994,889
Tucson Industrial Development Authority/Pima County Industrial Development Auth, Revenue Bonds
Series 1 Insured: GNMA COLL
5.500%, due 1/1/56	1,000,000	1,093,059
		25,886,495
Arkansas — 0.4%
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	850,647
City of Magnolia AR Sales & Use Tax Revenue, Revenue Bonds
Series B Insured: BAM
4.000%, due 4/1/55	2,150,000	2,165,151
Little Rock School District, General Obligation Bonds
Series A Insured: AGM ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	829,160
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	404,939
		4,249,897
California — 8.3%
Antelope Valley-East Kern Water Agency Financing Authority, Revenue Bonds
Series B
5.000%, due 4/1/55(a)(b)	17,000,000	17,629,136
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	5,185,000	5,560,568
Series B
5.000%, due 3/1/56(a)(b)	1,750,000	1,920,885
Series C
5.000%, due 8/1/55(a)(b)	4,090,000	4,387,809
5.000%, due 12/1/55(a)(b)	2,870,000	3,074,578
Series G
5.000%, due 11/1/55(a)(b)	3,750,000	4,005,777
California Enterprise Development Authority, Revenue Bonds
Series A
4.000%, due 8/1/40	695,000	700,439
Series B
3.500%, due 8/1/40	500,000	478,812
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	250,000	251,440

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Series A
5.000%, due 12/1/35	$1,250,000	$1,414,819
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
5.000%, due 7/1/40	2,030,000	2,166,511
California Municipal Finance Authority
3.439%, due 2/20/41(a)(b)	2,986,957	2,785,318
4.325%, due 8/15/63(a)(b)	1,650,000	1,661,762
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	261,843
5.000%, due 11/1/29	125,000	132,901
5.000%, due 11/1/30	410,000	440,937
5.000%, due 11/1/32	225,000	246,512
5.000%, due 11/1/33	1,175,000	1,280,924
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	420,901
Series 1
3.150%, due 8/1/59(a)(b)	4,000,000	4,002,949
Series A
5.000%, due 12/1/33	260,000	282,240
5.000%, due 12/1/34	290,000	315,157
5.000%, due 12/1/35	320,000	346,893
California State Public Works Board, Revenue Bonds
Series C
5.000%, due 11/1/41	4,500,000	5,082,827
Series D
5.000%, due 11/1/25	2,580,000	2,580,000
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	934,527
Series H Insured: FNMA COLL
4.250%, due 9/1/67(a)(b)	1,000,000	1,040,080
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/1/29	150,000	164,105
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,135,018
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.450%, due 8/1/31(c)	150,000	123,190
3.720%, due 8/1/33(c)	35,000	26,299
Los Angeles Department of Water & Power, Revenue Bonds
5.000%, due 7/1/37	995,000	1,082,620
Series A
5.000%, due 7/1/29	525,000	567,245
Series B
5.000%, due 7/1/35	500,000	581,541
5.250%, due 7/1/37	175,000	178,724

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Series C
5.000%, due 7/1/29	$250,000	$270,116
5.000%, due 7/1/30	1,200,000	1,309,026
5.000%, due 7/1/35	920,000	1,049,503
5.000%, due 7/1/36	500,000	565,824
5.000%, due 7/1/36	630,000	669,822
5.000%, due 7/1/42	1,750,000	1,905,603
5.000%, due 7/1/42	1,000,000	1,077,176
5.000%, due 7/1/45	1,750,000	1,865,976
Series D
5.000%, due 7/1/36	110,000	116,953
Series E
5.000%, due 7/1/29	515,000	556,440
5.000%, due 7/1/33	2,250,000	2,582,545
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/29	1,850,000	1,856,305
Series B
5.000%, due 7/1/35	1,300,000	1,514,373
Series C
5.000%, due 7/1/41	165,000	177,315
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	100,000	100,041
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	1,000,000	1,156,100
San Mateo County Transit District Sales Tax Revenue, Revenue Bonds
Series B
3.050%, due 6/1/49(a)(b)	4,260,000	4,260,000
Santa Clara Unified School District, General Obligation Bonds
3.250%, due 7/1/44	485,000	422,523
Southern California Public Power Authority, Revenue Bonds
5.000%, due 7/1/26	725,000	736,491
5.000%, due 7/1/29	1,350,000	1,459,609
5.000%, due 7/1/38	585,000	651,365
Series 1
5.000%, due 7/1/29	310,000	335,170
Series 1 Insured: BAM
5.250%, due 7/1/42	1,320,000	1,470,488
Series 2
5.000%, due 7/1/53(a)(b)	5,000,000	5,290,048
Series A
5.000%, due 7/1/31	420,000	470,691
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	504,148
		99,638,938

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	$500,000	$492,973
Baseline Metropolitan District No 1, General Obligation Bonds
Series A Insured: AGC
5.000%, due 12/1/31	1,000,000	1,111,773
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,002,234
City of Colorado Springs CO Utilities System Revenue, Revenue Bonds
Series A
5.000%, due 11/15/40	1,000,000	1,132,151
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Series A Insured: MORAL OBLG
4.250%, due 12/1/35	500,000	506,854
5.250%, due 12/1/45	800,000	807,025
Colorado Health Facilities Authority, Revenue Bonds
4.000%, due 11/15/43	2,000,000	1,880,953
5.250%, due 11/1/34	1,000,000	1,129,657
Series A
4.000%, due 8/1/44	250,000	226,391
5.000%, due 9/1/35	1,500,000	1,716,517
5.000%, due 11/15/59(a)(b)	1,000,000	1,083,979
5.000%, due 11/15/60(a)(b)	1,500,000	1,640,077
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	111,614
Colorado Housing and Finance Authority, Revenue Bonds
Series E2
3.350%, due 10/1/29	1,000,000	1,011,137
Series K Insured: GNMA COLL
3.875%, due 5/1/50	370,000	370,564
Denver City & County School District No 1, General Obligation Bonds
Series C Insured: ST AID WITHHLDG
5.500%, due 12/1/47	1,760,000	1,954,675
E-470 Public Highway Authority, Revenue Bonds
Series A
5.000%, due 9/1/40	1,000,000	1,110,231
Series B
3.611%, (SOFR + 0.75%), due 9/1/39(a)	1,040,000	1,037,695
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	152,595
5.000%, due 12/1/29	145,000	155,049
5.250%, due 12/1/37	200,000	220,958

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	$425,000	$440,665
Metropolitan State University of Denver, Revenue Bonds
Series A Insured: ST INTERCEPT
5.000%, due 12/1/41	945,000	1,032,605
Public Authority for Colorado Energy, Revenue Bonds
6.500%, due 11/15/38	1,990,000	2,427,814
Town of Castle Rock CO, Certificates of Participation
5.000%, due 12/1/41	1,670,000	1,839,728
		24,595,914
Connecticut — 1.1%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	623,051
City of New Britain CT, General Obligation Bonds
Series B Insured: AGM
5.250%, due 9/1/30	600,000	640,675
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	244,578
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series B
5.000%, due 7/1/35	1,355,000	1,541,115
5.000%, due 7/1/49(a)(b)	1,300,000	1,385,738
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,721,445
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	1,500,000	1,530,336
5.250%, due 7/1/40	1,000,000	1,113,539
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	399,422
		13,199,899
Delaware — 0.7%
Delaware State Economic Development Authority, Revenue Bonds
Series A
4.000%, due 10/1/45(a)(b)	2,035,000	2,053,816

	Principal Amount	Value
Municipal Bonds (continued)
Delaware (continued)
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	$1,085,000	$1,173,826
5.750%, due 1/1/56	1,000,000	1,094,655
Series B Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,100,000	1,223,663
Series C Insured: GNMA/FNMA/FHLMC
6.000%, due 1/1/56	1,250,000	1,383,848
Series D Insured: GNMA/FNMA/FHLMC
5.500%, due 7/1/55	1,180,000	1,274,529
		8,204,337
District of Columbia — 1.0%
District of Columbia Housing Finance Agency, Revenue Bonds
2.950%, due 9/1/40(a)(b)	2,000,000	1,999,223
5.000%, due 10/1/41(a)(b)	2,000,000	2,015,214
Series A
2.950%, due 9/1/28	4,500,000	4,476,305
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,205,216
		11,695,958
Florida — 1.7%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	845,000	846,107
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/48	1,000,000	1,052,924
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,000,562
City of Orlando FL, Revenue Bonds
Insured: AG
5.000%, due 11/1/38	2,600,000	2,877,950
5.000%, due 11/1/39	1,115,000	1,222,858
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	1,000,000	1,004,581
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,086,541
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,064,044
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/31	400,000	445,215

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Hillsborough County Industrial Development Authority, Revenue Bonds
Series C
5.000%, due 11/15/34	$1,290,000	$1,496,721
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,000,000	1,081,441
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,354,970
Miami-Dade County Housing Finance Authority, Revenue Bonds
Series A Insured: FNMA COLL HUD SECT 8
4.880%, due 3/1/46	1,000,000	1,004,010
Series B Insured: HUD SECT 8
3.550%, due 3/1/29(a)(b)	1,000,000	1,011,999
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	1,000,000	1,004,218
Pinellas County Housing Finance Authority, Revenue Bonds
Series A Insured: FHLMC COLL
4.700%, due 10/1/43	2,080,000	2,115,000
Tampa Bay Water, Revenue Bonds
Series A
5.000%, due 10/1/49	750,000	794,006
		20,463,147
Georgia — 3.7%
Atlanta Urban Residential Finance Authority, Revenue Bonds
Insured: FHA 221(D4) HUD SECT 8
3.450%, due 2/1/29(a)(b)	3,000,000	3,026,191
City of Atlanta GA Airport Passenger Facility Charge, Revenue Bonds
Series C
5.000%, due 7/1/41	1,250,000	1,344,057
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	2,500,000	2,502,938
County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds
Series A
5.000%, due 10/1/41	1,415,000	1,567,303
Development Authority of Burke County (The), Revenue Bonds
Series E
3.600%, due 11/1/45(a)(b)	3,015,000	3,060,631
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
4.561%, (SOFR + 1.70%), due 12/1/53(a)(b)	5,000,000	5,178,569

	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Series A
4.000%, due 7/1/52(a)(b)	$1,500,000	$1,521,265
Series B
5.000%, due 12/1/52(a)(b)	5,735,000	6,023,883
5.000%, due 7/1/53(a)(b)	1,250,000	1,339,664
Series C
4.000%, due 5/1/52(a)(b)	1,000,000	1,020,244
5.000%, due 12/1/31	1,040,000	1,119,143
Series D
5.000%, due 4/1/54(a)(b)	1,750,000	1,899,113
Series E
5.000%, due 5/1/55(a)(b)	7,230,000	7,851,792
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,603,530
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	454,479
Savannah Georgia Convention Center Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 6/1/36	475,000	537,004
5.000%, due 6/1/38	525,000	583,602
5.000%, due 6/1/40	600,000	652,878
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/40	450,000	497,438
5.250%, due 2/1/41	400,000	438,744
5.250%, due 2/1/42	350,000	380,996
5.250%, due 2/1/43	425,000	459,421
		45,062,885
Guam — 0.5%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.000%, due 10/1/35	150,000	166,371
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	660,222
5.000%, due 10/1/40	1,000,000	1,016,186
Territory of Guam, Revenue Bonds
Series G
5.000%, due 1/1/31	1,500,000	1,622,236
5.250%, due 1/1/37	2,000,000	2,213,395
		5,678,410
Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,008,291
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	1,095,000	1,148,068
State of Hawaii Airports System Revenue, Revenue Bonds

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Hawaii (continued)
Series B
5.000%, due 7/1/49	$1,500,000	$1,604,342
		3,760,701
Illinois — 7.8%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/28	1,000,000	1,048,545
Chicago Midway International Airport, Revenue Bonds
Series B
5.000%, due 1/1/40	1,450,000	1,603,836
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,480,008
Series B
5.000%, due 1/1/39	2,700,000	2,817,989
5.000%, due 1/1/48	1,500,000	1,573,216
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A
5.000%, due 12/1/49	11,000,000	11,334,455
City of Chicago IL, General Obligation Bonds
Insured: NATL
3.150%, due 1/1/27(c)	515,000	496,533
Series A
5.000%, due 1/1/32	1,500,000	1,570,700
5.500%, due 1/1/40	1,000,000	1,033,052
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	5,000,000	5,000,000
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,083,420
5.250%, due 12/15/39	1,000,000	1,090,706
5.250%, due 12/15/40	1,000,000	1,087,553
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/38	2,100,000	1,951,714
5.000%, due 3/1/32	8,340,000	9,286,951
Illinois Finance Authority, Revenue Bonds
4.139%, due 11/1/34(a)(b)	5,000,000	4,986,418
Series A
4.000%, due 10/1/38	1,540,000	1,540,251
4.250%, due 7/1/41	1,500,000	1,522,611
5.000%, due 8/15/30	1,300,000	1,427,822
5.000%, due 7/1/42	500,000	547,115
5.000%, due 7/1/43	1,000,000	1,083,107
Illinois Housing Development Authority, Revenue Bonds
3.450%, due 12/1/67(a)(b)	3,000,000	3,008,411
5.000%, due 2/1/27(a)(b)	3,000,000	3,012,653

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Insured: HUD SECT 8
3.150%, due 2/1/29(a)(b)	$2,000,000	$2,004,729
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	515,000	527,049
Series B Insured: GNMA FNMA FHLMC COLL
3.000%, due 4/1/51	805,000	790,500
Series I Insured: GNMA/FNMA/FHLMC
6.000%, due 10/1/55	990,000	1,099,719
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/40	1,500,000	1,501,340
Series C
5.000%, due 1/1/38	2,130,000	2,132,450
5.000%, due 1/1/39	1,650,000	1,651,754
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	325,449
Metropolitan Pier & Exposition Authority, Revenue Bonds
4.000%, due 12/15/42	650,000	610,674
Series A
5.000%, due 12/15/28	1,500,000	1,556,450
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,005,079
Peoria County Community Unit School District No 323, Revenue Bonds
4.000%, due 4/1/31	1,000,000	995,159
Rock Island & Mercer Counties Community Unit School District No 300, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/38	805,000	906,013
5.000%, due 12/1/41	1,025,000	1,125,018
5.000%, due 12/1/44	425,000	452,495
5.000%, due 12/1/45	555,000	588,560
5.000%, due 12/1/46	1,790,000	1,888,103
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,792,596
5.000%, due 1/1/29	500,000	531,395
Series C
5.500%, due 1/1/36	1,500,000	1,596,183
Southwestern Illinois Development Authority, Revenue Bonds
Series B Insured: BAM
5.500%, due 4/1/44	2,000,000	2,190,495

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	$1,470,000	$1,566,546
5.000%, due 3/1/30	1,000,000	1,083,550
Series D
5.000%, due 11/1/28	1,000,000	1,039,205
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,176,459
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	488,050
Village of Rantoul IL, General Obligation Bonds
Insured: AG
5.000%, due 1/1/41	1,045,000	1,117,173
5.000%, due 1/1/46	500,000	516,403
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	840,335
Insured: BAM
5.000%, due 1/1/36	445,000	497,871
5.250%, due 1/1/39	555,000	617,422
		93,801,290
Indiana — 2.3%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,122,342
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,219,402
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,182,601
Indiana Finance Authority, Revenue Bonds
Series 4
5.000%, due 10/1/57(a)(b)	2,220,000	2,517,799
Series A
3.000%, due 11/1/30	1,650,000	1,596,312
Series C
3.000%, due 11/1/30	5,600,000	5,417,786
Series D
4.000%, due 11/1/39(a)(b)	2,500,000	2,500,000
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AGC
5.000%, due 1/1/43	1,225,000	1,315,993

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series A
5.000%, due 7/15/40	$1,500,000	$1,648,545
Series B1
5.000%, due 1/1/38	475,000	534,346
5.000%, due 1/1/42	500,000	538,025
Terre Haute Sanitary District, Revenue Bonds
Insured: BAM
5.000%, due 7/1/43	1,470,000	1,555,453
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,087,318
		27,235,922
Iowa — 1.4%
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,718,307
2.000%, due 6/1/36	2,060,000	1,704,165
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.000%, due 6/1/29	965,000	1,030,288
Iowa Finance Authority, Revenue Bonds
5.500%, due 12/1/45	1,690,000	1,763,083
Series G Insured: GNMA/FHLMC
6.250%, due 7/1/54	1,000,000	1,099,875
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	318,968
5.000%, due 10/1/35	360,000	380,774
5.000%, due 10/1/36	365,000	384,275
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/27	490,000	505,615
State of Iowa Board of Regents, Revenue Bonds
Series A
4.000%, due 9/1/41	3,297,000	3,324,959
4.125%, due 9/1/42	1,230,000	1,239,751
4.250%, due 9/1/43	1,000,000	1,008,689
4.250%, due 9/1/44	1,485,000	1,486,969
4.375%, due 9/1/45	1,000,000	1,005,847
		16,971,565
Kansas — 0.5%
City of Manhattan KS, General Obligation Bonds
Series A
5.000%, due 11/1/41	1,555,000	1,687,457

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Kansas (continued)
Douglas County Unified School District No 497 Lawrence, General Obligation Bonds
Series A Insured: BAM
3.625%, due 9/1/37	$3,410,000	$3,410,602
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,330,784
		6,428,843
Kentucky — 3.1%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	500,913
Kentucky Bond Development Corp., Revenue Bonds
Series A Insured: AGC
5.000%, due 8/15/55(a)(b)	2,050,000	2,328,452
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	1,000,250
Kentucky Municipal Energy Agency, Revenue Bonds
5.000%, due 1/1/38	1,000,000	1,112,202
5.000%, due 1/1/41	1,000,000	1,077,639
Insured: AGC
5.000%, due 1/1/45	915,000	964,069
Kentucky Municipal Power Agency, Revenue Bonds
Series A Insured: NATL
5.000%, due 9/1/42	810,000	810,231
Kentucky Public Energy Authority, Revenue Bonds
Series A
4.000%, due 12/1/50(a)(b)	5,000,000	5,036,585
5.250%, due 6/1/55(a)(b)	5,000,000	5,344,353
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,756,540
Series B
5.000%, due 12/1/33	4,000,000	4,172,380
5.000%, due 1/1/55(a)(b)	7,430,000	8,070,716
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,364,278
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
2.000%, due 10/1/33	1,000,000	870,983
5.000%, due 10/1/32	500,000	507,842
		36,917,433
Louisiana — 1.0%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	609,564

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	$1,250,000	$1,378,893
City of Shreveport LA, General Obligation Bonds
Insured: AGC
5.000%, due 3/1/38	825,000	913,142
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	105,869
Louisiana Housing Corp., Revenue Bonds
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,068,711
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
3.500%, due 11/1/32	1,000,000	986,325
Louisiana Public Facilities Authority, Revenue Bonds
Series B
5.000%, due 5/15/30	1,875,000	2,021,337
		12,083,841
Maine — 0.0%(d)
Maine Turnpike Authority, Revenue Bonds
Insured: AGC
5.000%, due 7/1/30	245,000	269,604

Maryland — 0.8%
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,356,663
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,045,785
Maryland Department of Housing & Community Development, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	500,000	563,494
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds
Insured: AG
5.000%, due 7/1/36	3,710,000	4,244,050
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	1,820,000	1,867,468

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Montgomery County Housing Opportunities Commission, Revenue Bonds
Series A Insured: FHA 542(C)
3.850%, due 7/1/34	$1,000,000	$1,035,001
		10,112,461
Massachusetts — 0.7%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
3.170%, due 7/1/31(c)	1,000,000	836,676
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
2.840%, due 1/1/29(c)	570,000	521,251
Massachusetts Development Finance Agency, Revenue Bonds
Series 1
5.000%, due 5/15/55(a)(b)	2,000,000	2,280,344
Series E
5.000%, due 7/1/37	500,000	502,352
Massachusetts Housing Finance Agency, Revenue Bonds
Series 218
3.000%, due 12/1/50	2,455,000	2,422,401
Series RE Insured: GNMA/FNMA/FHLMC
3.000%, due 6/1/51	895,000	878,052
Town of Hudson MA, G.O. Ltd Notes
5.000%, due 6/11/26	1,000,000	1,006,029
		8,447,105
Michigan — 2.1%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	90,000	95,108
5.000%, due 6/1/30	210,000	230,907
Four Lakes Special Assessment District, Special Assessment
Insured: AG CNTY GTD
5.000%, due 6/1/42	2,105,000	2,237,916
5.125%, due 6/1/45	1,710,000	1,794,096
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,105,000	2,126,580
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	810,000	819,460
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	502,859
Series B Insured: BAM
5.000%, due 7/1/46	2,525,000	2,535,502

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan Finance Authority, Revenue Bonds
3.750%, due 12/1/38	$1,000,000	$1,033,074
3.875%, due 12/1/44(a)(b)	1,505,000	1,506,275
5.000%, due 11/1/44	1,000,000	1,000,356
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	2,175,000	2,204,529
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	2,000,000	2,017,747
Series D
6.250%, due 6/1/55	795,000	872,585
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,478,930
4.000%, due 5/1/37	2,655,000	2,698,310
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,203,603
		25,357,837
Minnesota — 0.9%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,318,335
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	3,925,000	3,850,497
Series B Insured: GNMA/FNMA/FHLMC
2.400%, due 1/1/35	1,490,000	1,313,846
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,300,000	1,466,923
Series E Insured: GNMA/FNMA/FHLMC
3.500%, due 7/1/50	635,000	632,162
Series F Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/56	1,000,000	1,111,343
Series U Insured: GNMA/FNMA/FHLMC
6.250%, due 7/1/55	1,110,000	1,247,278
		10,940,384
Mississippi — 0.3%
Mississippi Development Bank, Revenue Bonds
5.250%, due 6/1/40	750,000	824,349
Insured: BAM
5.000%, due 3/1/39	740,000	797,383
5.000%, due 3/1/40	455,000	484,517

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Mississippi (continued)
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	$1,000,000	$1,078,831
		3,185,080
Missouri — 1.9%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	1,300,000	1,324,268
5.000%, due 9/1/28	1,000,000	1,062,539
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/49	1,525,000	1,626,565
County of Phelps MO, Revenue Bonds
5.000%, due 12/1/39	1,915,000	2,062,309
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds
Series B
5.000%, due 11/15/40	785,000	861,945
5.000%, due 11/15/44	1,000,000	1,058,321
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,677,788
Missouri Housing Development Commission, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.750%, due 5/1/56	1,100,000	1,198,007
Series F Insured: GNMA/FNMA/FHLMC
6.000%, due 5/1/56	2,000,000	2,216,326
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/40	1,445,000	1,456,125
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,802,495
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
3.380%, due 3/1/27(c)	2,095,000	2,003,423
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/29	150,000	165,330
6.000%, due 3/1/31	35,000	40,621
6.000%, due 3/1/33	500,000	598,048
6.000%, due 3/1/35	530,000	628,371
		22,782,481

	Principal Amount	Value
Municipal Bonds (continued)
Nebraska — 0.5%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	$1,000,000	$1,024,136
5.000%, due 9/1/29	1,725,000	1,810,456
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	835,000	858,106
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	1,235,000	1,233,946
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,222,471
		6,149,115
Nevada — 0.2%
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	1,000,318
State of Nevada Highway Improvement Revenue, Revenue Bonds
Series C
3.000%, due 12/1/41	1,000,000	882,424
		1,882,742
New Hampshire — 1.6%
New Hampshire Business Finance Authority, Revenue Bonds
Series 1
4.086%, due 1/20/41(a)(b)	1,223,788	1,219,186
4.086%, due 11/20/42(a)(b)	6,488,887	6,378,199
4.250%, due 7/1/51	981,577	978,586
Series A
3.625%, due 8/20/39	1,089,297	1,042,016
4.034%, due 10/1/51(a)(b)	1,488,694	1,465,336
4.060%, due 11/20/39(a)(b)	2,478,488	2,485,678
Series C
5.250%, due 7/1/42	1,530,000	1,607,168
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	1,002,466
New Hampshire Housing Finance Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/56	1,300,000	1,477,838
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/56	1,400,000	1,596,653
		19,253,126

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey — 1.9%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	$1,250,000	$1,065,853
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	417,642
New Jersey Economic Development Authority, Revenue Bonds
5.000%, due 11/1/35	500,000	535,607
New Jersey Educational Facilities Authority, Revenue Bonds
Series A
5.000%, due 7/1/64(a)(b)	1,350,000	1,569,760
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series B Insured: HUD SECT 8
3.375%, due 11/1/27	1,000,000	1,003,323
Series M
5.050%, due 10/1/45	4,000,000	4,151,573
6.500%, due 4/1/56	5,000,000	5,622,977
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,896,082
Series AA
5.000%, due 6/15/37	1,300,000	1,408,450
New Jersey Turnpike Authority, Revenue Bonds
Series B
5.000%, due 1/1/42	1,000,000	1,076,915
Series C
5.000%, due 1/1/45	1,600,000	1,707,690
South Jersey Transportation Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 11/1/39	1,485,000	1,528,026
		22,983,898
New Mexico — 0.4%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,612,114
Series B
3.875%, due 6/1/40(a)(b)	2,000,000	2,024,555
		4,636,669
New York — 6.9%
Albany Capital Resource Corp., Revenue Bonds
Series A
5.000%, due 5/1/39	1,000,000	1,114,716
Build NYC Resource Corp., Revenue Bonds
Series A
4.125%, due 12/1/35	1,250,000	1,302,517
City of New York NY, General Obligation Bonds
Series 1 Insured: BAM
5.000%, due 9/1/44	1,500,000	1,600,795

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Series 5
3.900%, due 6/1/44(a)(b)	$6,000,000	$6,000,000
Hudson Yards Infrastructure Corp., Revenue Bonds
Series A
5.000%, due 2/15/39	1,740,000	1,777,176
Long Island Power Authority, Revenue Bonds
Series B
3.000%, due 9/1/49	1,780,000	1,763,420
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.000%, due 11/15/44	2,000,000	2,109,179
5.000%, due 11/15/47	1,015,000	1,053,578
Series A1
5.000%, due 11/15/29	500,000	505,700
Series C1
3.250%, due 11/15/36	370,000	334,582
Series E1
3.900%, due 11/15/50(a)(b)	2,400,000	2,400,000
Monroe County Industrial Development Corp., Revenue Bonds
4.000%, due 12/1/36	1,000,000	996,853
New York City Housing Development Corp., Revenue Bonds
Series 2
3.400%, due 11/1/64(a)(b)	1,000,000	1,005,024
3.750%, due 5/1/65(a)(b)	1,250,000	1,268,484
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	780,004
New York City Municipal Water Finance Authority, Revenue Bonds
3.900%, due 6/15/50(a)(b)	5,000,000	5,000,000
5.000%, due 6/15/48	1,000,000	1,055,911
Series CC
5.000%, due 6/15/46	2,500,000	2,655,467
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	1,013,039
5.000%, due 11/1/42	1,250,000	1,361,794
5.000%, due 11/1/46	500,000	530,558
Series A-3
4.000%, due 5/1/43	215,000	208,617
Series C
5.250%, due 5/1/48	2,000,000	2,121,790
Series D
5.250%, due 5/1/48	1,250,000	1,338,468
Series E3
3.900%, due 2/1/45(a)(b)	5,000,000	5,000,000
New York Energy Finance Development Corp., Revenue Bonds
5.000%, due 7/1/56(a)(b)	3,500,000	3,762,478

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	$500,000	$473,133
Series 1
5.000%, due 11/15/44	5,000,000	4,999,898
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,965,812
Series AG Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	859,513
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,404,913
New York State Dormitory Authority, Revenue Bonds
5.000%, due 10/1/35	1,400,000	1,530,443
Insured: AG
5.250%, due 7/1/41	1,000,000	1,105,577
Insured: AGC
5.250%, due 10/1/43	1,300,000	1,381,774
Series 1 Insured: AG
5.000%, due 7/1/37	750,000	840,667
5.250%, due 7/1/43	1,095,000	1,194,909
Series A
4.000%, due 3/15/39	500,000	503,944
4.000%, due 3/15/41	1,500,000	1,486,270
5.000%, due 7/1/39	1,220,000	1,229,844
Series B
5.000%, due 2/15/40	815,000	834,020
5.000%, due 2/15/40	5,000	5,208
Series E
3.000%, due 3/15/41	500,000	429,461
5.000%, due 3/15/41	2,000,000	2,074,282
New York State Housing Finance Agency, Revenue Bonds
Series 2
3.350%, due 6/15/54(a)(b)	1,000,000	1,002,016
Series 2 Insured: SONYMA
3.375%, due 5/1/65(a)(b)	3,420,000	3,406,753
Series 2 Insured: SONYMA HUD SECT 8
3.600%, due 11/1/64(a)(b)	1,500,000	1,510,177
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	1,165,000	1,131,652
Onondaga Civic Development Corp., Revenue Bonds
5.000%, due 12/1/41	500,000	554,389
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.000%, due 11/15/42	1,000,000	1,098,828
5.250%, due 5/15/47	1,250,000	1,323,981
Series 3
5.000%, due 11/15/38	1,000,000	1,000,753
Series AG Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,292,150

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	$500,000	$559,720
		83,260,237
North Carolina — 1.9%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series C
3.900%, due 1/15/37(a)(b)	5,000,000	5,000,000
Series G
3.900%, due 1/15/48(a)(b)	5,200,000	5,200,000
City of Charlotte NC Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/42	1,400,000	1,532,750
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,892,929
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,311,531
County of Gaston NC, General Obligation Bonds
5.000%, due 3/1/39	1,000,000	1,144,237
Nash Health Care Systems, Revenue Bonds
5.500%, due 2/1/44	495,000	537,095
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
3.200%, due 7/1/56(a)(b)	1,330,000	1,329,401
5.500%, due 1/1/54	910,000	973,019
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	990,000	1,103,292
North Carolina Medical Care Commission, Revenue Bonds
Series A
5.000%, due 6/1/38	1,100,000	1,242,450
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,097,324
		23,364,028
North Dakota — 0.5%
City of Grand Forks ND, Revenue Bonds
Series A Insured: AGM
5.000%, due 12/1/26	400,000	407,940
5.000%, due 12/1/27	450,000	466,110
5.000%, due 12/1/28	500,000	526,129
5.000%, due 12/1/29	675,000	720,873
Series AG Insured: AGM-CR
4.000%, due 12/1/37	1,250,000	1,242,997
North Dakota Housing Finance Agency, Revenue Bonds
Series C
6.250%, due 1/1/55	990,000	1,104,155
Series D
6.000%, due 7/1/55	1,000,000	1,112,368
		5,580,572

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio — 2.4%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	$1,260,000	$1,331,924
5.000%, due 11/15/29	1,100,000	1,192,637
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,280,000	1,287,606
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,124,700
5.500%, due 12/1/39	1,330,000	1,490,242
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	751,338
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,057,048
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/34	1,000,000	1,151,119
County of Franklin OH, Revenue Bonds
Series B
3.900%, due 11/1/42(a)(b)	5,000,000	5,000,000
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,004,642
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	630,021
JobsOhio Beverage System, Revenue Bonds
Series A
5.000%, due 1/1/38	5,125,000	5,929,980
Ohio Air Quality Development Authority, Revenue Bonds
Series D
3.200%, due 5/1/26	1,000,000	997,645
Ohio Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/56	995,000	1,100,412
Series B
3.000%, due 9/1/39	1,435,000	1,283,250
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 3/1/56	1,000,000	1,142,303
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	1,978,457
State of Ohio, General Obligation Bonds
Series A
2.000%, due 3/1/33	700,000	626,368
		29,079,692

	Principal Amount	Value
Municipal Bonds (continued)
Oklahoma — 0.2%
Carter County Public Facilities Authority, Revenue Bonds
5.000%, due 9/1/32	$1,000,000	$1,038,743
Oklahoma Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 9/1/56	1,000,000	1,126,988
		2,165,731
Oregon — 1.4%
City of Portland OR Sewer System Revenue, Revenue Bonds
Series A
5.000%, due 12/1/47	1,680,000	1,768,122
Oregon State Lottery, Revenue Bonds
Series A
5.000%, due 4/1/39	1,250,000	1,421,933
5.000%, due 4/1/41	2,500,000	2,775,610
Salem Hospital Facility Authority, Revenue Bonds
Series A
4.000%, due 5/15/41	1,000,000	978,868
State of Oregon, General Obligation Bonds
Series A
5.250%, due 5/1/42	2,000,000	2,254,718
Series D
5.000%, due 5/1/39	815,000	930,134
State of Oregon Department of Transportation, Revenue Bonds
Series A
5.000%, due 11/15/42	5,000,000	5,232,535
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	975,000	1,081,486
Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds
Series A Insured: SCH BD GTY
4.310%, due 6/15/40(c)	1,000,000	535,668
		16,979,074
Pennsylvania — 3.3%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	500,000	500,796
Chester County Industrial Development Authority, Revenue Bonds
5.000%, due 10/1/29	350,000	363,636
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,282,217
Commonwealth Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	920,000	912,762

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Conrad Weiser Area School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 9/1/34	$1,000,000	$1,015,305
County of Allegheny PA, General Obligation Bonds
Series C76
5.000%, due 11/1/41	1,000,000	1,006,393
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	255,741
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
5.000%, due 8/15/31	450,000	504,784
5.000%, due 8/15/33	2,000,000	2,292,113
Series A Insured: AGC
3.445%, (3 Month CME SOFR + 0.60%), due 7/1/27(a)	60,000	59,522
Series B
5.000%, due 10/1/34	1,000,000	1,001,370
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	970,000	1,052,105
Insured: FNMA COLL
4.900%, due 6/1/41	500,000	530,746
Series 137
3.000%, due 10/1/51	14,585,000	14,238,438
Pennsylvania Turnpike Commission, Revenue Bonds
5.000%, due 12/1/43	1,000,000	1,079,890
Series B
5.250%, due 12/1/47	1,000,000	1,065,787
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,459,189
Philadelphia Housing Authority, Revenue Bonds
Series A
5.000%, due 3/1/37	2,530,000	2,773,770
5.250%, due 3/1/38	2,500,000	2,776,864
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/36	1,285,000	1,422,980
Temple University-of The Commonwealth System of Higher Education, Revenue Bonds
Insured: AGC
5.000%, due 4/1/45	1,000,000	1,064,858
		39,659,266
Puerto Rico — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
4.000%, due 7/1/42	2,000,000	1,824,450
5.000%, due 7/1/47	2,500,000	2,452,343
Series B
4.000%, due 7/1/42	2,000,000	1,824,450

	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Revenue Bonds
Insured: NATL
5.250%, due 7/1/35	$1,465,000	$1,468,681
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	400,000	415,251
5.000%, due 7/1/31	500,000	538,543
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series 2
4.329%, due 7/1/40	1,044,000	1,012,152
Series A1
4.500%, due 7/1/34	2,000,000	2,000,525
		11,536,395
Rhode Island — 0.3%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/38	350,000	379,123
5.000%, due 7/1/39	350,000	376,132
5.000%, due 7/1/40	350,000	372,263
Series F
5.500%, due 5/15/41	180,000	197,373
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,048,262
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	370,383
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,067,982
		3,811,518
South Carolina — 1.7%
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
4.788%, (SOFR + 1.90%), due 2/1/54(a)	6,000,000	6,264,431
South Carolina Jobs-Economic Development Authority, Revenue Bonds
4.000%, due 3/1/62(a)(b)	1,000,000	1,023,384
Series AG Insured: AGC-CR
4.000%, due 11/1/42	1,000,000	996,461
South Carolina Public Service Authority, Revenue Bonds
Series A
5.000%, due 12/1/45	2,000,000	2,095,840
Series B
5.000%, due 12/1/36	100,000	101,785
5.000%, due 12/1/46	750,000	782,715
Series B Insured: AGM
5.000%, due 12/1/40	1,120,000	1,234,926
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,229,381

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
4.150%, due 7/1/40	$985,000	$983,830
6.500%, due 7/1/55	990,000	1,124,734
Series B Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/55	1,000,000	1,141,947
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,068,264
		20,047,698
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Revenue Bonds
Series 2
5.000%, due 11/1/51(a)(b)	1,500,000	1,649,847
South Dakota Housing Development Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 11/1/55	995,000	1,113,472
		2,763,319
Tennessee — 1.7%
City of Memphis TN Sanitary Sewerage System Revenue, Revenue Bonds
Insured: AGC
5.000%, due 6/1/43	3,145,000	3,379,896
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	794,403
5.000%, due 7/1/27(a)(b)	520,000	526,228
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
Series B
3.600%, due 2/1/45(a)(b)	3,000,000	3,034,541
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/35	2,300,000	2,574,917
Series B
5.000%, due 9/1/44(a)(b)	2,000,000	2,153,928
5.000%, due 9/1/49(a)(b)	1,300,000	1,375,538
Tennergy Corp., Revenue Bonds
Series A
4.000%, due 12/1/51(a)(b)	1,070,000	1,092,577
Tennessee Energy Acquisition Corp., Revenue Bonds
Series A
5.000%, due 12/1/35	3,250,000	3,537,215

	Principal Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Tennessee Housing Development Agency, Revenue Bonds
Series 1
2.050%, due 7/1/36	$1,835,000	$1,535,186
		20,004,429
Texas — 12.8%
Alamito Public Facility Corp., Revenue Bonds
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,004,089
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 2/15/44	1,590,000	1,525,798
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,135,000	2,418,510
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	1,500,000	1,503,053
Austin Community College District, General Obligation Bonds
5.000%, due 8/1/38	1,000,000	1,118,056
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,002,200
Brazos County Municipal Utility District No 1, General Obligation Bonds
Insured: AG
4.250%, due 9/1/37	530,000	533,495
4.625%, due 9/1/41	630,000	632,165
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	1,000,000	1,072,968
Series C
5.000%, due 8/15/34	1,000,000	1,149,887
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,345,364
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	255,006
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,455,336
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	797,985
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,061,125
5.000%, due 7/15/32	1,000,000	1,135,489
Insured: AG
5.000%, due 7/15/30	1,000,000	1,105,911
5.000%, due 7/15/31	1,455,000	1,634,617

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	$500,000	$367,087
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	1,000,000	1,070,090
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,016,562
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Series C
2.500%, due 11/15/40	2,000,000	1,585,675
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series B
5.000%, due 2/1/33	1,500,000	1,723,193
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,721,440
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,575,694
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	1,058,008
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	783,259
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/41	1,055,000	1,144,025
Series B2 Insured: PSF-GTD
4.000%, due 8/15/55(a)(b)	2,500,000	2,644,158
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,239,865
Fort Bend County Municipal Utility District No 167, General Obligation Bonds
Insured: AG
3.000%, due 9/1/33	115,000	108,331
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series C Insured: AG
2.500%, due 12/1/39	2,045,000	1,596,889

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Fort Bend County Municipal Utility District No 185, General Obligation Bonds
Insured: AG
3.250%, due 9/1/35	$235,000	$227,133
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,321,951
FW Chaparral PFC, Revenue Bonds
4.000%, due 10/1/35	1,530,000	1,520,854
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,201,835
Harris County Health Facilities Development Corp., Revenue Bonds
Series RF
3.900%, due 12/1/41(a)(b)	5,000,000	5,000,000
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	314,140
6.500%, due 4/1/29	325,000	340,225
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	1,805,000	1,997,231
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	800,000	860,218
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,335,000	1,462,999
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	1,000,000	993,287
5.000%, due 2/15/40	1,750,000	1,942,986
Housing Options, Inc., Revenue Bonds
Insured: HUD SECT 8
3.050%, due 2/1/45(a)(b)	3,850,000	3,854,515
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,004,119
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,915,275
Irving Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,490,000	1,638,450

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Kerrville Public Utility Board Public Facility Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 4/15/32	$1,785,000	$2,004,284
5.000%, due 4/15/33	1,880,000	2,130,967
5.000%, due 4/15/34	1,980,000	2,257,614
5.000%, due 4/15/35	2,075,000	2,370,663
5.000%, due 4/15/36	2,170,000	2,451,050
5.000%, due 4/15/37	1,135,000	1,267,854
5.000%, due 4/15/38	1,200,000	1,329,224
5.000%, due 4/15/39	1,250,000	1,373,002
5.000%, due 4/15/40	1,320,000	1,430,370
5.250%, due 4/15/45	3,905,000	4,173,835
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	703,389
Leander Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
2.960%, due 8/15/30(c)	575,000	499,488
3.170%, due 8/15/33(c)	1,000,000	782,481
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	999,153
Mansfield Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	5,280,000	5,909,863
5.000%, due 2/15/40	5,325,000	5,890,076
5.000%, due 2/15/41	3,575,000	3,920,172
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	969,580
Series 2
4.000%, due 6/1/30	1,070,000	1,070,354
Montgomery County Municipal Utility District No 126, General Obligation Bonds
Insured: AG
2.625%, due 9/1/39	380,000	302,894
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
3.375%, due 9/1/34	325,000	318,513
5.000%, due 9/1/41	560,000	565,103
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
5.000%, due 11/1/40	2,000,000	2,084,972
Series A
5.000%, due 8/15/35	1,425,000	1,647,235
5.000%, due 8/15/39	1,500,000	1,665,291
North Texas Municipal Water District Water System Revenue, Revenue Bonds
5.000%, due 9/1/31	3,000,000	3,375,984

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	$1,000,000	$1,045,275
5.000%, due 2/15/39	2,000,000	2,004,071
5.000%, due 2/15/41	1,500,000	1,501,736
Post Wood Municipal Utility District, General Obligation Bonds
Insured: AG
3.500%, due 3/1/34	350,000	347,634
Prosper Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/40	1,000,000	906,503
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,093,868
5.250%, due 2/15/41	2,000,000	2,134,142
Sherman Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/38	1,250,000	1,420,246
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds
Series C
5.000%, due 11/15/64(a)(b)	6,000,000	6,667,615
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	2,000,000	1,642,607
Series A Insured: GNMA COLL
5.750%, due 1/1/56	1,020,000	1,125,953
Series D Insured: GNMA COLL
6.250%, due 1/1/56	1,500,000	1,682,311
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.000%, due 1/1/55(a)(b)	6,000,000	6,603,989
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
3.528%, (3 Month CME SOFR + 0.86%), due 9/15/27(a)	1,070,000	1,070,751
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	512,608
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,634,633
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	500,000	523,548
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	503,540

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	$920,000	$702,668
		154,597,657
Utah — 2.9%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,467,301
County of Iron UT Sales Tax Revenue, Revenue Bonds
5.000%, due 10/1/49	1,300,000	1,362,483
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,297,766
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	1,970,000	1,975,187
Downtown Revitalization Public Infrastructure District, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/34	1,250,000	1,442,455
Intermountain Power Agency, Revenue Bonds
5.000%, due 7/1/37	970,000	1,064,442
Series A
5.000%, due 7/1/36	1,035,000	1,160,329
5.000%, due 7/1/39	715,000	784,607
5.000%, due 7/1/41	1,045,000	1,102,141
Salt Lake City School District, General Obligation Bonds
Insured: SCH BD GTY
3.000%, due 3/1/39	1,000,000	919,673
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	518,658
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	242,462
Utah Housing Corp., Revenue Bonds
3.000%, due 9/1/45(a)(b)	1,500,000	1,494,719
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	3,000,589
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,080,000	2,267,375
6.500%, due 7/1/55	985,000	1,098,702
Series E Insured: GNMA/FNMA/FHLMC
6.750%, due 7/1/55	4,200,000	4,841,793

	Principal Amount	Value
Municipal Bonds (continued)
Utah (continued)
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/28	$350,000	$352,444
4.000%, due 10/15/32	1,000,000	1,000,938
4.000%, due 10/15/32	690,000	694,242
4.000%, due 10/15/34	800,000	794,270
4.000%, due 10/15/36	1,000,000	984,047
4.000%, due 10/15/38	645,000	619,474
5.000%, due 10/15/32	100,000	107,546
5.500%, due 10/15/33	940,000	1,058,813
Series A
5.000%, due 10/15/28	1,000,000	1,026,361
5.000%, due 10/15/34	400,000	407,754
5.000%, due 10/15/40	1,000,000	1,002,626
Utah Transit Authority, Revenue Bonds
5.000%, due 12/15/42	1,250,000	1,382,643
		35,471,840
Virginia — 1.4%
Arlington County Industrial Development Authority, Revenue Bonds
2.950%, due 9/1/49(a)(b)	1,125,000	1,119,829
5.000%, due 1/1/26	1,250,000	1,254,018
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	2,500,000	2,054,857
County of Fairfax VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
4.000%, due 10/1/28	655,000	658,838
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,517,504
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 7/1/37	1,000,000	1,115,360
5.000%, due 7/1/38	600,000	663,562
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	158,695
Virginia Housing Development Authority, Revenue Bonds
Series G
3.125%, due 7/1/56(a)(b)	1,000,000	999,551
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,003,267
Virginia Small Business Financing Authority, Revenue Bonds
5.000%, due 10/1/36	765,000	844,906
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	1,000,000	980,997

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Virginia (continued)
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	$1,440,000	$1,563,631
Wise County Industrial Development Authority, Revenue Bonds
3.125%, due 10/1/40(a)(b)	2,000,000	2,005,502
		16,940,517
Washington — 1.0%
County of King WA Sewer Revenue, Revenue Bonds
Series A
3.450%, (Municipal Swap Index + 0.23%), due 1/1/40(a)	3,000,000	2,971,500
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	270,000	265,281
State of Washington, General Obligation Bonds
Series R
5.000%, due 7/1/41	1,420,000	1,548,755
Washington Health Care Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/41	95,000	94,804
5.000%, due 9/1/43	1,400,000	1,476,850
Series B Insured: AG
5.000%, due 8/15/55(a)(b)	4,000,000	4,290,228
Washington State Housing Finance Commission, Revenue Bonds
Series 1
4.084%, due 3/1/50	993,426	971,619
Series A Insured: BAM
5.000%, due 7/1/40	1,000,000	1,056,280
		12,675,317
West Virginia — 0.8%
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	1,000,000	1,010,173
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,534,332
Series A
5.000%, due 6/1/36	1,000,000	1,117,843
5.000%, due 6/1/38	1,000,000	1,098,690
5.250%, due 6/1/42	1,000,000	1,077,354
5.250%, due 6/1/45	1,000,000	1,055,387
Series B
5.000%, due 6/1/55(a)(b)	1,000,000	1,095,788
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,334,411
		9,323,978

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin — 1.5%
City of Milwaukee WI, General Obligation Bonds
Series N2 Insured: AG
5.000%, due 12/1/38	$3,765,000	$4,184,558
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	492,866
Public Finance Authority, Revenue Bonds
5.000%, due 3/1/41	1,000,000	1,000,847
5.000%, due 3/1/46	3,000,000	2,979,294
Series A
5.000%, due 6/15/34	300,000	333,062
5.250%, due 6/15/45	150,000	156,287
Sparta Area School District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/38	1,110,000	1,015,073
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	3,500,000	3,570,453
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	1,005,434
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	500,000	490,996
5.000%, due 9/1/39	1,000,000	1,082,387
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B
3.100%, due 11/1/56(a)(b)	1,300,000	1,296,682
		17,607,939
Wyoming — 0.4%
County of Campbell WY, Revenue Bonds
Series A
3.625%, due 7/15/39	1,170,000	1,097,336
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,165,883
Wyoming Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.300%, due 12/1/40	1,000,000	1,024,041
		5,287,260
Total Municipal Bonds
(Cost $1,155,493,293)		1,179,806,165

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Short-Term Investment — 1.9%
Money Market Fund — 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(e)
(Cost $22,731,665)	22,731,665	$22,731,665

Total Investments — 99.9% (Cost $1,178,224,958)		1,202,537,830
Other Assets and Liabilities, Net — 0.1%		1,096,605
Net Assets — 100.0%		$1,203,634,435

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2025.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Less than 0.05%.

(e)Reflects the 1-day yield at October 31, 2025.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed
HUD SECT 8	- Housing and Urban Development Section 8
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Overnight Financing Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$1,179,806,165	$—	$1,179,806,165
Short-Term Investment:
Money Market Fund	22,731,665	—	—	22,731,665
Total Investments in Securities	$22,731,665	$1,179,806,165	$—	$1,202,537,830

(f)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds — 85.7%
Airport — 3.1%
City of Fresno CA Airport Revenue, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/33	$250,000	$278,925
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	200,000	233,054
Series B Insured: AGM
5.000%, due 6/1/32	200,000	233,054
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	513,870
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	565,614
		1,824,517
Development — 0.9%
California Statewide Communities Development Authority, Special Assessment
Series C
5.000%, due 9/2/34	500,000	524,258

Education — 0.6%
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	342,136

General — 22.4%
California Community Choice Financing Authority, Revenue Bonds
5.000%, due 5/1/54(a)(b)	300,000	326,762
5.500%, due 10/1/54(a)(b)	995,000	1,094,473
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	1,021,479
Series D
5.000%, due 2/1/55(a)(b)	620,000	678,169
Series E
5.000%, due 10/1/56(a)(b)	1,000,000	1,101,199
Series F
5.000%, due 11/1/33	1,000,000	1,093,384
Series G
5.250%, due 11/1/54(a)(b)	300,000	322,296
California State Public Works Board, Revenue Bonds
Series C
5.000%, due 11/1/36	750,000	886,618
Cathedral City Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
4.000%, due 8/1/32	140,000	149,346

	Principal Amount	Value
Municipal Bonds (continued)
General (continued)
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	$620,000	$630,275
Commonwealth of Puerto Rico, Notes
[ ], due 11/1/51(a)(b)	99,683	48,097
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.000%, due 10/1/28	225,000	229,292
5.000%, due 10/1/30	400,000	412,223
Mountain House Public Financing Authority, Revenue Bonds
3.000%, due 12/1/37	295,000	261,012
Riverside County Public Financing Authority, Tax Allocation
Series A Insured: BAM
5.000%, due 10/1/36	750,000	881,642
San Francisco City & County Redevelopment Agency Successor Agency, Tax Allocation
Series B Insured: AG
5.000%, due 8/1/40	190,000	213,253
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	750,000	867,075
Santa Fe Springs Public Financing Authority, Revenue Bonds
Insured: AGC
5.000%, due 6/1/27	700,000	723,788
Southern California Logistics Airport Authority, Tax Allocation
Series A Insured: AG
5.000%, due 12/1/33	375,000	436,554
5.000%, due 12/1/35	365,000	431,320
5.000%, due 12/1/36	415,000	483,873
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	585,399
Series F
5.000%, due 1/1/30	750,000	800,194
		13,677,723
General Obligation — 9.7%
City of Menlo Park CA, General Obligation Bonds
2.000%, due 8/1/33	420,000	378,301
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	247,417
5.625%, due 7/1/29	500,000	533,966
Foothill-De Anza Community College District, General Obligation Bonds
4.000%, due 8/1/40	1,000,000	996,021

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Higher Education (continued)
Grossmont Healthcare District, General Obligation Bonds
Series F
5.000%, due 7/15/32	$350,000	$408,173
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	734,849
Long Beach Community College District, General Obligation Bonds
Series E
5.000%, due 8/1/40	500,000	575,134
State of California, General Obligation Bonds
5.000%, due 4/1/33	1,000,000	1,081,143
5.000%, due 8/1/37	500,000	580,001
5.000%, due 9/1/39	205,000	232,987
		5,767,992
Higher Education — 3.7%
California State University, Revenue Bonds
Series A
5.000%, due 11/1/34	250,000	303,145
University of California, Revenue Bonds
Series BS
5.000%, due 5/15/37	350,000	407,002
Series CA
5.000%, due 5/15/38	1,000,000	1,165,895
Series Q
4.000%, due 5/15/41	350,000	354,443
		2,230,485
Housing — 1.5%
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	413,467
California Municipal Finance Authority, Revenue Bonds
Series A
5.250%, due 7/1/45	500,000	499,385
		912,852
Medical — 5.3%
California Health Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 12/1/35	350,000	396,149
5.000%, due 12/1/36	1,000,000	1,106,763
5.000%, due 12/1/39	250,000	268,335
Series B
4.000%, due 8/15/36	500,000	501,290
California Municipal Finance Authority, Revenue Bonds
Series A
3.000%, due 7/1/28	500,000	491,622
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	502,412
		3,266,571

	Principal Amount	Value
Municipal Bonds (continued)
Mello-Roos — 2.2%
City of South San Francisco CA, Special Tax
5.000%, due 9/1/40	$375,000	$393,818
Folsom Ranch Financing Authority, Special Tax
5.000%, due 9/1/39	500,000	515,571
Romoland School District, Special Tax
Series 1
5.000%, due 9/1/46	370,000	381,323
		1,290,712
Multifamily Housing — 2.1%
California Housing Finance Agency, Revenue Bonds
Series 2021-2 A Insured: FHLMC COLL
3.750%, due 3/25/35	235,709	238,519
California Municipal Finance Authority, Revenue Bonds
Series A Insured: FNMA COLL
4.125%, due 11/1/41	1,000,000	1,000,202
		1,238,721
Nursing Homes — 1.0%
California Statewide Communities Development Authority, Revenue Bonds
4.000%, due 4/1/36	580,000	580,915
Pollution — 0.9%
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	522,640
Power — 3.5%
Los Angeles Department of Water & Power, Revenue Bonds
Series A-1
3.350%, due 7/1/50(a)(b)	1,000,000	1,000,000
Series B
5.000%, due 7/1/30	250,000	275,279
Southern California Public Power Authority, Revenue Bonds
Series 1 Insured: BAM
5.000%, due 7/1/35	200,000	233,894
Series 2
5.000%, due 7/1/53(a)(b)	500,000	529,005
		2,038,178
School District — 18.6%
Alum Rock Union Elementary School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 8/1/37	420,000	490,096
Series B Insured: BAM
5.000%, due 8/1/33	290,000	338,207
Beverly Hills Unified School District CA, General Obligation Bonds
3.860%, due 8/1/37(c)	580,000	370,181

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
School District (continued)
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	$750,000	$779,950
El Monte Union High School District, General Obligation Bonds
Insured: AGM
3.360%, due 6/1/36(c)	140,000	98,387
Elk Grove Unified School District, General Obligation Bonds
3.250%, due 8/1/41	150,000	135,265
Fremont Unified School District/Alameda County CA, General Obligation Bonds
Series D
2.000%, due 8/1/35	420,000	362,356
Jefferson Union High School District, General Obligation Bonds
Series C
5.000%, due 8/1/31	350,000	403,559
5.000%, due 8/1/36	250,000	298,692
Los Angeles Unified School District, General Obligation Bonds
Series A
5.000%, due 7/1/26	500,000	509,052
Novato Unified School District, General Obligation Bonds
Series B
2.000%, due 8/1/33	500,000	452,277
Sacramento City Unified School District, General Obligation Bonds
Insured: AG
2.690%, due 7/1/32(c)	1,000,000	836,611
Series A Insured: AG
5.000%, due 8/1/37	1,315,000	1,544,010
5.500%, due 8/1/53	500,000	545,656
San Diego Unified School District, General Obligation Bonds
Series I-3
4.125%, due 7/1/50	750,000	733,708
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	478,857
Santa Maria Joint Union High School District, General Obligation Bonds
3.000%, due 8/1/39	635,000	577,525
Shasta Union High School District, General Obligation Bonds
2.580%, due 2/1/29(c)	875,000	804,977
West Contra Costa Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/33	255,000	299,341
Series A Insured: BAM
5.000%, due 8/1/32	365,000	424,575
Series B Insured: BAM
5.000%, due 8/1/39	600,000	680,210
		11,163,492

	Principal Amount	Value
Municipal Bonds (continued)
Tobacco Settlement — 0.5%
California County Tobacco Securitization Agency, Revenue Bonds
Series A
4.000%, due 6/1/36	$275,000	$271,443

Transportation — 3.0%
Alameda Corridor Transportation Authority, Revenue Bonds
Series B Insured: AGM
3.000%, due 10/1/34	250,000	245,663
Bay Area Toll Authority, Revenue Bonds
Series I
2.850%, due 4/1/59(a)(b)	1,000,000	1,000,000
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31	500,000	568,205
		1,813,868
Water — 6.7%
City of Los Angeles CA Wastewater System Revenue, Revenue Bonds
Series A
5.000%, due 6/1/31	500,000	574,785
Series C
5.000%, due 6/1/34	500,000	603,090
City of Riverside CA Sewer Revenue, Revenue Bonds
Series A
5.000%, due 8/1/35	400,000	485,067
City of Santa Rosa CA Wastewater Revenue, Revenue Bonds
Series B Insured: AMBAC
2.640%, due 9/1/31(c)	500,000	429,072
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series 1
3.125%, due 9/1/26	200,000	200,698
Eastern Municipal Water District, Revenue Bonds
Series A
2.900%, due 7/1/46(a)(b)	1,000,000	1,000,000
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.000%, due 7/1/35	200,000	225,687
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
5.000%, due 7/1/30	500,000	520,720
		4,039,119
Total Municipal Bonds
(Cost $50,231,167)		51,505,622

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

October 31, 2025 (unaudited)

	Shares	Value
Short-Term Investment — 24.4%
Money Market Fund — 24.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.94%(d)
(Cost $14,618,992)	14,618,992	$ 14,618,992

Total Investments — 110.1% (Cost $64,850,159)		66,124,614
Other Assets and Liabilities, Net — (10.1)%		(6,089,416)
Net Assets — 100.0%		$60,035,198

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2025.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Reflects the 1-day yield at October 31, 2025.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Municipal Bonds	$—	$51,505,622	$—	$51,505,622
Short-Term Investment:
Money Market Fund	14,618,992	—	—	14,618,992
Total Investments in Securities	$14,618,992	$51,505,622	$—	$66,124,614

(a)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Winslow Large Cap Growth ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Communication Services — 13.2%
Alphabet, Inc., Class C	103,111	$29,058,742
Meta Platforms, Inc., Class A	32,332	20,962,452
Netflix, Inc.*	8,133	9,099,689
Spotify Technology SA*	15,681	10,276,073
Total Communication Services		69,396,956

Consumer Discretionary — 11.5%
Amazon.com, Inc.*	119,094	29,085,137
DoorDash, Inc., Class A*	36,870	9,378,622
Hilton Worldwide Holdings, Inc.	24,522	6,301,173
MercadoLibre, Inc.*	1,664	3,872,560
Tesla, Inc.*	25,689	11,728,570
Total Consumer Discretionary		60,366,062

Financials — 6.3%
Ares Management Corp., Class A	36,163	5,377,800
Mastercard, Inc., Class A	22,045	12,168,619
Moody’s Corp.	12,989	6,238,617
Visa, Inc., A Shares(a)	27,553	9,388,409
Total Financials		33,173,445

Health Care — 6.5%
Eli Lilly & Co.	12,799	11,043,745
Intuitive Surgical, Inc.*	21,313	11,387,110
Stryker Corp.	18,893	6,730,442
Vertex Pharmaceuticals, Inc.*	11,369	4,838,305
Total Health Care		33,999,602

Industrials — 5.9%
Axon Enterprise, Inc.*	8,997	6,587,873
Cintas Corp.	31,572	5,786,201
Eaton Corp. PLC	14,215	5,423,875
General Electric Co.	16,355	5,052,877
Howmet Aerospace, Inc.	24,880	5,124,036
Quanta Services, Inc.	7,030	3,157,384
Total Industrials		31,132,246

	Shares	Value
Common Stocks (continued)
Information Technology — 55.0%
Advanced Micro Devices, Inc.*	15,481	$ 3,964,994
Amphenol Corp., Class A	61,121	8,516,600
Analog Devices, Inc.	19,422	4,547,273
Apple, Inc.	172,166	46,548,521
Broadcom, Inc.	61,899	22,879,727
Cadence Design Systems, Inc.*	15,036	5,092,543
Intuit, Inc.	16,762	11,189,473
Microsoft Corp.	121,988	63,166,606
NVIDIA Corp.	382,177	77,387,021
Oracle Corp.	26,699	7,011,424
Palantir Technologies, Inc., Class A*	25,831	5,178,341
ServiceNow, Inc.*	11,806	10,853,020
Shopify, Inc., Class A*	43,799	7,614,894
Snowflake, Inc., Class A*	52,496	14,430,101
Total Information Technology		288,380,538

Materials — 0.9%
Ecolab, Inc.	18,666	4,785,962

Total Common Stocks
(Cost $482,564,650)		521,234,811

Short-Term Investment — 0.7%
Money Market Fund — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.04%(b)
(Cost $3,533,774)	3,533,774	$3,533,774

Total Investments — 100.0% (Cost $486,098,424)		524,768,585
Other Assets and Liabilities, Net — (0.0)%(c)		(244,071)
Net Assets — 100.0%		$524,524,514

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,728,987; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $2,819,116.

(b)Reflects the 1-day yield at October 31, 2025.

(c)Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$521,234,811	$—	$—	$521,234,811
Short-Term Investment:
Money Market Fund	3,533,774	—	—	3,533,774
Total Investments in Securities	$524,768,585	$—	$—	$524,768,585

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Winslow Focused Large Cap Growth ETF

October 31, 2025 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Communication Services — 13.2%
Alphabet, Inc., Class C	6,563	$1,849,585
Meta Platforms, Inc., Class A	5,079	3,292,970
Netflix, Inc.*	1,485	1,661,507
Spotify Technology SA*	1,998	1,309,329
Total Communication Services		8,113,391

Consumer Discretionary — 13.2%
Amazon.com, Inc.*	18,540	4,527,839
Booking Holdings, Inc.	248	1,259,280
DoorDash, Inc., Class A*	4,709	1,197,828
Hilton Worldwide Holdings, Inc.	4,337	1,114,435
Total Consumer Discretionary		8,099,382

Financials — 4.5%
KKR & Co., Inc.	8,668	1,025,684
Mastercard, Inc., Class A	3,148	1,737,665
Total Financials		2,763,349

Health Care — 9.1%
Eli Lilly & Co.	2,794	2,410,831
Intuitive Surgical, Inc.*	4,082	2,180,931
Stryker Corp.	2,819	1,004,240
Total Health Care		5,596,002

Industrials — 3.3%
Eaton Corp. PLC	3,102	1,183,599
Trane Technologies PLC	1,883	844,808
Total Industrials		2,028,407

	Shares	Value
Common Stocks (continued)
Information Technology — 56.1%
Amphenol Corp., Class A	9,339	$1,301,296
Analog Devices, Inc.	6,073	1,421,872
Apple, Inc.	10,469	2,830,504
Broadcom, Inc.	11,031	4,077,389
Cadence Design Systems, Inc.*	3,441	1,165,432
Intuit, Inc.	2,018	1,347,116
Microsoft Corp.	14,332	7,421,253
NVIDIA Corp.	44,521	9,015,057
Oracle Corp.	5,785	1,519,199
ServiceNow, Inc.*	1,683	1,547,148
Shopify, Inc., Class A*	7,444	1,294,214
Snowflake, Inc., Class A*	5,446	1,496,996
Total Information Technology		34,437,476

Total Common Stocks
(Cost $55,428,047)		61,038,007

Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.04%(a)
(Cost $372,505)	372,505	372,505

Total Investments — 100.0% (Cost $55,800,552)		61,410,512
Other Assets and Liabilities, Net — (0.0)%(b)		(28,141)
Net Assets — 100.0%		$61,382,371

*Non-income producing securities.

(a)Reflects the 1-day yield at October 31, 2025.

(b)Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Common Stocks	$61,038,007	$—	$—	$61,038,007
Short-Term Investment:
Money Market Fund	372,505	—	—	372,505
Total Investments in Securities	$61,410,512	$—	$—	$61,410,512

(a)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2025, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

Statements of Assets and Liabilities

October 31, 2025 (unaudited)

See notes to financial statements.

	NYLI CBRE Real Assets ETF	NYLI MacKay Core Plus Bond ETF	NYLI MacKay High Income ETF	NYLI MacKay Securitized Income ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$6,366,270	$290,253,570	$77,865,381	$156,867,016
Cash	—	8,132	2,320	958
Foreign currency(b)	1,775	232	—	—
Due from broker	—	807,329	—	274,108
Receivable for investments sold	123,657	291,151	—	—
Dividend and interest receivable	8,537	2,440,791	1,211,400	501,407
Due from advisor	1,839	—	—	—
Reclaims receivable	271	—	—	—
Securities lending income receivable	28	2,065	2,877	—
Prepaid expenses	4	240	50	119
Variation margin on futures receivable	—	—	391,045	—
Total Assets	6,502,381	293,803,510	79,473,073	157,643,608

Liabilities
Payable for investments purchased	123,609	737,127	603,906	—
Collateral for investments on loan	62,217	1,392,337	2,547,158	—
Trustee fees payable	39	3,708	565	1,542
Compliance fees payable	1	84	28	278
Advisory fees payable	—	51,368	16,178	26,426
Due to broker	—	81,365	706	3,000
Premium on swap contracts	—	—	222,572	—
Unrealized depreciation on swap transactions	—	—	12,078	—
Accrued expenses and other liabilities	30,549	82,648	34,374	51,736
Total Liabilities	216,415	2,348,637	3,437,565	82,982
Net Assets	$6,285,966	$291,454,873	$76,035,508	$157,560,626

Composition of Net Assets
Paid-in capital	$5,666,044	$305,894,500	$73,381,652	$154,037,991
Total distributable earnings/(accumulated loss)	619,922	(14,439,627)	2,653,856	3,522,635
Net Assets	$6,285,966	$291,454,873	$76,035,508	$157,560,626

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	225,000	13,650,000	2,875,000	6,013,087
Net Asset Value Per Share	$27.94	$21.35	$26.45	$26.20
Investments, at cost	$5,710,565	$287,670,819	$76,408,793	$154,889,751
(a) Market value of securities on loan	$242,894	$6,704,536	$2,668,109	$—
(b) Cost of foreign currency	$1,758	$232	$—	$—

Statements of Assets and Liabilities (continued)

October 31, 2025 (unaudited)

See notes to financial statements.

	NYLI MacKay Muni Insured ETF	NYLI MacKay Muni Short Duration ETF	NYLI MacKay Muni Intermediate ETF	NYLI MacKay California Muni Intermediate ETF
Assets
Investments in securities, at value	$347,458,140	$67,548,661	$1,202,537,830	$66,124,614
Dividend and interest receivable	4,367,031	503,493	13,543,558	507,093
Receivable for capital shares transactions	2,406,749	—	3,659,279	—
Prepaid expenses	—	83	560	—
Total Assets	354,231,920	68,052,237	1,219,741,227	66,631,707

Liabilities
Payable for investments purchased	2,738,500	11,441,941	15,710,817	6,555,046
Advisory fees payable	60,824	1,316	252,037	9,425
Trustee fees payable	9,470	156	4,383	194
Compliance fees payable	235	2	41	51
Accrued expenses and other liabilities	113,093	38,875	139,514	31,793
Total Liabilities	2,922,122	11,482,290	16,106,792	6,596,509
Net Assets	$351,309,798	$56,569,947	$1,203,634,435	$60,035,198

Composition of Net Assets
Paid-in capital	$409,499,089	$56,145,291	$1,210,276,637	$66,205,456
Total distributable earnings/(accumulated loss)	(58,189,291)	424,656	(6,642,202)	(6,170,258)
Net Assets	$351,309,798	$56,569,947	$1,203,634,435	$60,035,198

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	14,600,000	2,225,000	49,350,000	2,750,000
Net Asset Value Per Share	$24.06	$25.42	$24.39	$21.83
Investments, at cost	$340,225,222	$67,303,668	$1,178,224,958	$64,850,159

Statements of Assets and Liabilities (continued)

October 31, 2025 (unaudited)

See notes to financial statements.

	NYLI Winslow Large Cap Growth ETF	NYLI Winslow Focused Large Cap Growth ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$524,768,585	$61,410,512
Receivable for investments sold	1,054,390	—
Dividend receivable	26,162	4,469
Prepaid expenses	570	—
Securities lending income receivable	268	—
Receivable for capital shares transactions	—	552,981
Total Assets	525,849,975	61,967,962

Liabilities
Payable for investments purchased	1,093,566	543,656
Advisory fees payable	199,411	17,886
Trustee fees payable	62	22
Compliance fees payable	11	3
Accrued expenses and other liabilities	32,411	24,024
Total Liabilities	1,325,461	585,591
Net Assets	$524,524,514	$61,382,371

Composition of Net Assets
Paid-in capital	$478,887,508	$54,805,889
Total distributable earnings/(accumulated loss)	45,637,006	6,576,482
Net Assets	$524,524,514	$61,382,371

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	9,330,000	1,110,000
Net Asset Value Per Share	$56.22	$55.30
Investments, at cost	$486,098,424	$55,800,552
(a) Market value of securities on loan	$2,728,987	$—

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2025 (unaudited)

	NYLI CBRE Real Assets ETF	NYLI MacKay Core Plus Bond ETF	NYLI MacKay High Income ETF	NYLI MacKay Securitized Income ETF
Investment Income
Dividend income*	$110,372	$61,500	$43,541	$34,842
Interest income	—	8,239,236	2,445,231	4,472,452
Securities lending income, net of borrower rebates	183	17,538	15,707	19
Total investment income	110,555	8,318,274	2,504,479	4,507,313

Expenses
Advisory fees (See Note 3)	19,659	505,164	133,772	308,124
Audit and Tax fees	13,694	17,600	17,091	16,577
Custodian fees	7,130	34,493	15,103	7,232
Administrative and accounting fees	5,664	42,665	11,861	25,383
Listing fees	4,680	4,680	4,680	4,680
Intraday pricing fees	808	860	860	780
Shareholder reporting fees	343	7,053	2,375	2,599
Legal fees	285	13,407	3,894	6,664
Trustee fees	263	13,497	2,945	7,338
Registration fees	36	274	—	102
Compliance fees	6	375	78	197
Insurance fees	4	234	49	116
Miscellaneous fees	29	580	203	30
Total expenses	52,601	640,882	192,911	379,822
Waivers (See Note 3)	(32,943)	(148,077)	(59,139)	(87,728)
Net expenses	19,658	492,805	133,772	292,094
Net investment income	90,897	7,825,469	2,370,707	4,215,219

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	37,375	(360,243)	457,793	233,426
Swap transactions	—	—	(35,924)	—
Futures contracts	—	(68,630)	—	730,445
Foreign currency transactions	90	(4,115)	—	—
Net realized gain (loss)	37,465	(432,988)	421,869	963,871
Net change in net unrealized appreciation (depreciation) on:
Investment securities	198,343	2,915,162	1,058,719	526,939
Swap transactions	—	—	(12,078)	—
Futures contracts	—	458,942	—	(707,834)
Foreign currency translations	(417)	1,766	—	—
Net change in net unrealized appreciation (depreciation)	197,926	3,375,870	1,046,641	(180,895)
Net realized and unrealized gain (loss)	235,391	2,942,882	1,468,510	782,976
Net Increase in Net Assets Resulting from Operations	$326,288	$10,768,351	$3,839,217	$4,998,195

*Net of foreign taxes withheld of:	$5,818	$—	$—	$—

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2025 (unaudited)

	NYLI MacKay Muni Insured ETF	NYLI MacKay Muni Short Duration ETF(a)	NYLI MacKay Muni Intermediate ETF	NYLI MacKay California Muni Intermediate ETF
Investment Income
Interest income	$8,148,346	$511,320	$20,168,769	$572,306
Dividend income	218,315	33,945	313,536	80,061
Total investment income	8,366,661	545,265	20,482,305	652,367

Expenses
Advisory fees (See Note 3)	760,097	37,512	2,047,393	75,260
Administrative and accounting fees	64,883	24,754	102,969	7,965
Legal fees	24,873	1,202	39,127	1,387
Trustee fees	22,671	1,197	40,299	1,315
Custodian fees	20,288	7,426	42,976	3,830
Audit and Tax fees	16,472	8,912	16,472	17,091
Shareholder reporting fees	9,263	529	14,469	637
Listing fees	4,680	4,579	7,020	4,680
Intraday pricing fees	903	791	903	860
Compliance fees	606	30	1,025	33
Insurance fees	377	18	603	20
Registration fees	—	1,337	—	110
Miscellaneous fees	30	29	10,336	30
Total expenses	925,143	88,316	2,323,592	113,218
Waivers (See Note 3)	(355,079)	(50,804)	(788,046)	(54,683)
Net expenses	570,064	37,512	1,535,546	58,535
Net investment income	7,796,597	507,753	18,946,759	593,832

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(4,889,244)	54,732	(2,554,274)	(47,194)
Net realized gain (loss)	(4,889,244)	54,732	(2,554,274)	(47,194)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	13,652,383	244,993	29,541,619	1,138,368
Net change in net unrealized appreciation	13,652,383	244,993	29,541,619	1,138,368
Net realized and unrealized gain (loss)	8,763,139	299,725	26,987,345	1,091,174
Net Increase in Net Assets Resulting from Operations	$16,559,736	$807,478	$45,934,104	$1,685,006

(a)Commencement of operations was May 6, 2025.

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2025 (unaudited)

	NYLI Winslow Large Cap Growth ETF	NYLI Winslow Focused Large Cap Growth ETF
Investment Income
Dividend income	$340,001	$42,787
Securities lending income, net of borrower rebates	1,259	—
Total investment income	341,260	42,787

Expenses
Advisory fees (See Note 3)	773,201	83,144
Administrative and accounting fees	17,713	6,377
Audit and Tax fees	14,470	14,470
Trustee fees	4,800	543
Listing fees	4,680	4,680
Legal fees	4,420	653
Custodian fees	2,344	837
Shareholder reporting fees	1,460	476
Intraday pricing fees	860	860
Registration fees	564	—
Compliance fees	130	14
Insurance fees	73	5
Miscellaneous fees	29	29
Total expenses	824,744	112,088
Waivers (See Note 3)	(247,711)	(49,430)
Net expenses	577,033	62,658
Net investment loss	(235,773)	(19,871)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(1,153,034)	(109,101)
In-Kind redemptions	13,061,583	1,107,466
Net realized gain	11,908,549	998,365
Net change in net unrealized appreciation (depreciation) on:
Investment securities	29,657,620	3,385,648
Net change in net unrealized appreciation	29,657,620	3,385,648
Net realized and unrealized gain (loss)	41,566,169	4,384,013
Net Increase in Net Assets Resulting from Operations	$41,330,396	$4,364,142

Statements of Changes in Net Assets

See notes to financial statements.

	NYLI CBRE Real Assets ETF		NYLI MacKay Core Plus Bond ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$90,897	$159,151	$7,825,469	$13,220,847
Net realized gain (loss)	37,465	(1,205)	(432,988)	(1,977,709)
Net change in net unrealized appreciation	197,926	530,258	3,375,870	5,290,829
Net increase in net assets resulting from operations	326,288	688,204	10,768,351	16,533,967

Distributions to Shareholders	(82,972)	(168,574)	(6,698,832)	(14,265,396)

Capital Share Transactions
Proceeds from shares created	685,936	—	6,326,110	154,478,215
Cost of shares redeemed	—	—	—	(89,292,175)
Net increase from capital share transactions	685,936	—	6,326,110	65,186,040
Total increase in net assets	929,252	519,630	10,395,629	67,454,611

Net Assets
Beginning of period	5,356,714	4,837,084	281,059,244	213,604,633
End of period	$6,285,966	$5,356,714	$291,454,873	$281,059,244

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	200,000	13,350,000	10,450,000
Shares created	25,000	—	300,000	7,150,000
Shares redeemed	—	—	—	(4,250,000)
Shares outstanding, end of period	225,000	200,000	13,650,000	13,350,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay High Income ETF		NYLI MacKay Securitized Income ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Six Months Ended October 31, 2025 (unaudited)	For the Period May 31, 2024* to April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,370,707	$4,586,783	$4,215,219	$7,133,050
Net realized gain	421,869	857,381	963,871	213,485
Net change in net unrealized appreciation (depreciation)	1,046,641	(278,626)	(180,895)	2,265,722
Net increase in net assets resulting from operations	3,839,217	5,165,538	4,998,195	9,612,257

Distributions to Shareholders	(1,943,436)	(5,970,428)	(3,695,381)	(7,306,512)

Capital Share Transactions
Proceeds from shares created	17,802,462	721,095	6,481,392	165,660,507 (a)
Cost of shares redeemed	(3,279,880)	(23,517,410)	—	(18,189,832)
Net increase (decrease) from capital share transactions	14,522,582	(22,796,315)	6,481,392	147,470,675
Total increase (decrease) in net assets	16,418,363	(23,601,205)	7,784,206	149,776,420

Net Assets
Beginning of period	59,617,145	83,218,350	149,776,420	—
End of period	$76,035,508	$59,617,145	$157,560,626	$149,776,420

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,325,000	3,200,000	5,763,087	—
Shares created	675,000	25,000	250,000	6,463,087
Shares redeemed	(125,000)	(900,000)	—	(700,000)
Shares outstanding, end of period	2,875,000	2,325,000	6,013,087	5,763,087

*Commencement of operations.

(a)Subscriptions include proceeds from shares issued in connection with an in-kind contribution (See Note 1).

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay Muni Insured ETF		NYLI MacKay Muni Short Duration ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Period May 6, 2025* to October 31, 2025 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,796,597	$18,462,939	$507,753
Net realized gain (loss)	(4,889,244)	(511,607)	54,732
Net change in net unrealized appreciation (depreciation)	13,652,383	(9,410,193)	244,993
Net increase in net assets resulting from operations	16,559,736	8,541,139	807,478

Distributions to Shareholders	(6,615,220)	(20,271,633)	(382,822)

Capital Share Transactions
Proceeds from shares created	73,374,373	87,789,421	56,771,719
Cost of shares redeemed	(188,821,718)	(77,716,527)	(626,428)
Net increase (decrease) from capital share transactions	(115,447,345)	10,072,894	56,145,291
Total increase (decrease) in net assets	(105,502,829)	(1,657,600)	56,569,947

Net Assets
Beginning of period	456,812,627	458,470,227	—
End of period	$351,309,798	$456,812,627	$56,569,947

Changes in Shares Outstanding
Shares outstanding, beginning of period	19,600,000	19,200,000	—
Shares created	3,150,000	3,650,000	2,250,000
Shares redeemed	(8,150,000)	(3,250,000)	(25,000)
Shares outstanding, end of period	14,600,000	19,600,000	2,225,000

*Commencement of operations.

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF		NYLI MacKay California Muni Intermediate ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,946,759	$26,531,100	$593,832	$900,962
Net realized loss	(2,554,274)	(6,609,465)	(47,194)	(29,277)
Net change in net unrealized appreciation (depreciation)	29,541,619	(4,464,498)	1,138,368	(319,318)
Net increase in net assets resulting from operations	45,934,104	15,457,137	1,685,006	552,367

Distributions to Shareholders	(15,345,879)	(29,352,873)	(442,882)	(986,798)

Capital Share Transactions
Proceeds from shares created	385,091,038	230,508,839	32,433,034	3,235,678
Cost of shares redeemed	(41,750,199)	(38,172,247)	—	(2,144,496)
Net increase from capital share transactions	343,340,839	192,336,592	32,433,034	1,091,182
Total increase in net assets	373,929,064	178,440,856	33,675,158	656,751

Net Assets
Beginning of period	829,705,371	651,264,515	26,360,040	25,703,289
End of period	$1,203,634,435	$829,705,371	$60,035,198	$26,360,040

Changes in Shares Outstanding
Shares outstanding, beginning of period	35,000,000	27,050,000	1,250,000	1,200,000
Shares created	16,100,000	9,550,000	1,500,000	150,000
Shares redeemed	(1,750,000)	(1,600,000)	—	(100,000)
Shares outstanding, end of period	49,350,000	35,000,000	2,750,000	1,250,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Winslow Large Cap Growth ETF		NYLI Winslow Focused Large Cap Growth ETF
	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025	For the Six Months Ended October 31, 2025 (unaudited)	For the Year Ended April 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(235,773)	$(87,623)	$(19,871)	$(18,367)
Net realized gain (loss)	11,908,549	(545,683)	998,365	1,544,653
Net change in net unrealized appreciation (depreciation)	29,657,620	1,867,706	3,385,648	(227,263)
Net increase in net assets resulting from operations	41,330,396	1,234,400	4,364,142	1,299,023

Distributions to Shareholders	—	(1,256,088)	—	(560,113)

Capital Share Transactions
Proceeds from shares created	415,388,756	92,098,779	50,048,249	5,962,407
Cost of shares redeemed	(35,909,806)	(15,480,719)	(3,594,427)	(4,939,927)
Net increase from capital share transactions	379,478,950	76,618,060	46,453,822	1,022,480
Total increase in net assets	420,809,346	76,596,372	50,817,964	1,761,390

Net Assets
Beginning of period	103,715,168	27,118,796	10,564,407	8,803,017
End of period	$524,524,514	$103,715,168	$61,382,371	$10,564,407

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,360,000	690,000	240,000	220,000
Shares created	7,660,000	2,030,000	940,000	130,000
Shares redeemed	(690,000)	(360,000)	(70,000)	(110,000)
Shares outstanding, end of period	9,330,000	2,360,000	1,110,000	240,000

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI CBRE Real Assets ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30, 2025	For the Period May 10, 2023(a) to April 30, 2024
Net asset value, beginning of period	$26.78		$24.19	$24.90

Income from Investment Operations
Net investment income(b)	0.42		0.80	0.80
Net realized and unrealized gain (loss)	1.13		2.63	(0.83)
Net increase (decrease) in net assets resulting from investment operations	1.55		3.43	(0.03)

Distributions from:
Net investment income	(0.39)		(0.84)	(0.68)
Net asset value, end of period	$27.94		$26.78	$24.19
Market price, end of period	$28.04		$26.79	$24.18

Total Return
Total investment return based on net asset value(c)	5.80%		14.42%	(0.16)%
Total investment return based on market price(d)	6.17%		14.45%	(0.18	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,286		$5,357	$4,837
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.65	%(f)	0.65%	0.65	%(f)
Expenses excluding waivers/reimbursements	1.74	%(f)	1.92%	2.03	%(f)
Net investment income	3.01	%(f)	3.04%	3.43	%(f)
Portfolio turnover rate(g)	50%		92%	68%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Core Plus Bond ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,			For the Period June 29, 2021(a) to April 30, 2022
			2025	2024	2023
Net asset value, beginning of period	$21.05		$20.44	$21.28	$22.35	$25.00

Income from Investment Operations
Net investment income(b)	0.58		1.12	1.07	0.86	0.40
Net realized and unrealized gain (loss)	0.21		0.72	(0.85)	(1.16)	(2.70)
Net increase (decrease) in net assets resulting from investment operations	0.79		1.84	0.22	(0.30)	(2.30)

Distributions from:
Net investment income	(0.49)		(1.23)	(1.06)	(0.77)	(0.32)
Net realized gain	—		—	—	—	(0.03)
Total distributions from net investment income and realized gains	(0.49)		(1.23)	(1.06)	(0.77)	(0.35)
Net asset value, end of period	$21.35		$21.05	$20.44	$21.28	$22.35
Market price, end of period	$21.39		$21.02	$20.48	$21.24	$22.38

Total Return
Total investment return based on net asset value(c)	3.85%		9.16%	1.14%	(1.31)%	(9.31)%
Total investment return based on market price(d)	4.16%		8.79%	1.49%	(1.59)%	(9.21	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$291,455		$281,059	$213,605	$242,543	$148,625
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.34	%(f)	0.39%	0.39%	0.39%	0.39	%(f)
Expenses excluding waivers/reimbursements	0.44	%(f)	0.50%	0.49%	0.50%	0.64	%(f)
Net investment income	5.42	%(f)	5.31%	5.18%	4.06%	2.00	%(f)
Portfolio turnover rate(g)	47%		231%	121%	212%	333%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay High Income ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,			For the Period October 25, 2022(a) to April 30, 2023
			2025	2024
Net asset value, beginning of period	$25.64		$26.01	$25.98		$25.00

Income from Investment Operations
Net investment income(b)	0.94		1.90	2.01		0.99
Net realized and unrealized gain (loss)	0.66		0.18	(0.11	)(c)	0.77
Net increase (decrease) in net assets resulting from investment operations	1.60		2.08	1.90		1.76

Distributions from:
Net investment income	(0.79)		(2.10)	(1.85)		(0.78)
Net realized gain	—		(0.35)	(0.02)		—
Total distributions from net investment income and realized gains	(0.79)		(2.45)	(1.87)		(0.78)
Net asset value, end of period	$26.45		$25.64	$26.01		$25.98
Market price, end of period	$26.48		$25.64	$26.05		$26.03

Total Return
Total investment return based on net asset value(d)	6.31%		8.22%	7.55%		7.12%
Total investment return based on market price(e)	6.41%		8.02%	7.53%		7.29	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,036		$59,617	$83,218		$25,985
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.40	%(g)	0.40%	0.40%		0.40	%(g)
Expenses excluding waivers/reimbursements	0.58	%(g)	0.60%	0.57%		0.81	%(g)
Net investment income	7.09	%(g)	7.20%	7.83%		7.48	%(g)
Portfolio turnover rate(h)	34%		61%	59%		30%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflects the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Securitized Income ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Period May 31, 2024(a) to April 30, 2025
Net asset value, beginning of period	$25.99		$25.07

Income from Investment Operations
Net investment income(b)	0.72		1.33
Net realized and unrealized gain (loss)	0.12		0.89
Net increase (decrease) in net assets resulting from investment operations	0.84		2.22

Distributions from:
Net investment income	(0.63)		(1.25)
Net realized gain	—		(0.05)
Total distributions from net investment income and realized gains	(0.63)		(1.30)
Net asset value, end of period	$26.20		$25.99
Market price, end of period	$26.22		$25.98

Total Return
Total investment return based on net asset value(c)	3.31%		9.00%
Total investment return based on market price(d)	3.39%		8.97	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,561		$149,776
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.38	%(f)	0.40	%(f)
Expenses excluding waivers/reimbursements	0.49	%(f)	0.53	%(f)
Net investment income	5.47	%(f)	5.62	%(f)
Portfolio turnover rate(g)	34%		150%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Insured ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$23.31		$23.88	$24.29	$24.66	$27.51	$25.89

Income from Investment Operations
Net investment income(a)	0.48		0.92	0.90	0.74	0.36	0.38
Net realized and unrealized gain (loss)	0.70		(0.48)	(0.38)	(0.32)	(2.71)	1.76
Net increase (decrease) in net assets resulting from investment operations	1.18		0.44	0.52	0.42	(2.35)	2.14

Distributions from:
Net investment income	(0.43)		(1.01)	(0.93)	(0.79)	(0.49)	(0.52)
Net realized gain	—		—	—	—	(0.01)	—
Total distributions from net investment income and realized gains	(0.43)		(1.01)	(0.93)	(0.79)	(0.50)	(0.52)
Net asset value, end of period	$24.06		$23.31	$23.88	$24.29	$24.66	$27.51
Market price, end of period	$24.09		$23.35	$23.88	$24.33	$24.65	$27.54

Total Return
Total investment return based on net asset value(b)	5.18%		1.79%	2.21%	1.74%	(8.70)%	8.32%
Total investment return based on market price(c)	5.09%		1.97%	2.03%	2.00%	(8.85)%	7.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$351,310		$456,813	$458,470	$363,076	$365,028	$444,327
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30	%(d)	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses excluding waivers/reimbursements	0.49	%(d)	0.47%	0.47%	0.50%	0.49%	0.51%
Net investment income	4.10	%(d)	3.82%	3.77%	3.08%	1.31%	1.40%
Portfolio turnover rate(e)	23%		25%	45%	136%	80%	36%

(a)Based on average shares outstanding.

(b)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(c)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(d)Annualized.

(e)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Short Duration ETF
	For the Period May 6, 2025(a) to October 31, 2025
Net asset value, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)	0.42
Net realized and unrealized gain (loss)	0.36
Net increase (decrease) in net assets resulting from investment operations	0.78

Distributions from:
Net investment income	(0.36)
Net asset value, end of period	$25.42
Market price, end of period	$25.45

Total Return
Total investment return based on net asset value(c)	3.16%
Total investment return based on market price(d)	3.24	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$56,570
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.25	%(f)
Expenses excluding waivers/reimbursements	0.59	%(f)
Net investment income	3.38	%(f)
Portfolio turnover rate(g)	115%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,
			2025	2024	2023		2022	2021
Net asset value, beginning of period	$23.71		$24.08	$24.45	$24.47		$26.82	$25.22

Income from Investment Operations
Net investment income(a)	0.45		0.87	0.81	0.63		0.28	0.47
Net realized and unrealized gain (loss)	0.59		(0.28)	(0.30)	0.00	(b)(c)	(2.16)	1.73
Net increase (decrease) in net assets resulting from investment operations	1.04		0.59	0.51	0.63		(1.88)	2.20

Distributions from:
Net investment income	(0.36)		(0.96)	(0.88)	(0.65)		(0.39)	(0.58)
Net realized gain	—		—	—	—		(0.08)	(0.02)
Total distributions from net investment income and realized gains	(0.36)		(0.96)	(0.88)	(0.65)		(0.47)	(0.60)
Net asset value, end of period	$24.39		$23.71	$24.08	$24.45		$24.47	$26.82
Market price, end of period	$24.44		$23.75	$24.08	$24.49		$24.47	$26.84

Total Return
Total investment return based on net asset value(d)	4.46%		2.45%	2.09%	2.66%		(7.13)%	8.80%
Total investment return based on market price(e)	4.45%		2.62%	1.96%	2.80%		(7.19)%	8.90%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,203,634		$829,705	$651,265	$414,502		$229,984	$124,700
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30	%(f)	0.30%	0.30%	0.30%		0.30%	0.30%
Expenses excluding waivers/reimbursements	0.45	%(f)	0.48%	0.47%	0.50%		0.51%	0.57%
Net investment income	3.70	%(f)	3.59%	3.38%	2.59%		1.05%	1.78%
Portfolio turnover rate(g)	26%		42%	26%	64%		74%	43%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay California Muni Intermediate ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,			For the Period December 21, 2021(a) to April 30, 2022
			2025	2024	2023
Net asset value, beginning of period	$21.09		$21.42	$21.63	$21.78	$25.00

Income from Investment Operations
Net investment income(b)	0.38		0.77	0.72	0.62	0.13
Net realized and unrealized gain (loss)	0.67		(0.27)	(0.14)	(0.12)	(3.18)
Net increase (decrease) in net assets resulting from investment operations	1.05		0.50	0.58	0.50	(3.05)

Distributions from:
Net investment income	(0.31)		(0.83)	(0.79)	(0.65)	(0.17)
Net asset value, end of period	$21.83		$21.09	$21.42	$21.63	$21.78
Market price, end of period	$21.86		$21.14	$21.43	$21.65	$21.80

Total Return
Total investment return based on net asset value(c)	5.09%		2.35%	2.73%	2.28%	(12.25)%
Total investment return based on market price(d)	4.94%		2.55%	2.72%	2.33%	(12.17	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,035		$26,360	$25,703	$50,823	$43,566
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.35	%(f)	0.35%	0.35%	0.35%	0.35	%(f)
Expenses excluding waivers/reimbursements	0.68	%(f)	0.69%	0.83%	0.69%	0.73	%(f)
Net investment income	3.55	%(f)	3.57%	3.34%	2.86%	1.54	%(f)
Portfolio turnover rate(g)	28%		89%	73%	98%	86%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Winslow Large Cap Growth ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,			For the Period June 23, 2022(a) to April 30, 2023
			2025	2024
Net asset value, beginning of period	$43.95		$39.30	$28.70		$25.00

Income from Investment Operations
Net investment income (loss)(b)	(0.06)		(0.05)	(0.03)		0.02
Net realized and unrealized gain (loss)	12.33		5.33	10.63		3.69
Net increase (decrease) in net assets resulting from investment operations	12.27		5.28	10.60		3.71

Distributions from:
Net investment income	—		—	(0.00	)(c)	(0.01)
Net realized gain	—		(0.63)	—		—
Total distributions from net investment income and realized gains	—		(0.63)	(0.00	)(c)	(0.01)
Net asset value, end of period	$56.22		$43.95	$39.30		$28.70
Market price, end of period	$56.24		$43.87	$39.32		$28.70

Total Return
Total investment return based on net asset value(d)	27.93%		13.29%	36.94%		14.89%
Total investment return based on market price(e)	28.20%		13.04%	37.02%		14.85	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$524,525		$103,715	$27,119		$18,652
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.56	%(g)	0.60%	0.60%		0.60	%(g)
Expenses excluding waivers/reimbursements	0.80	%(g)	0.85%	1.13%		1.32	%(g)
Net investment income (loss)	(0.23	)%(g)	(0.12)%	(0.08)%		0.09	%(g)
Portfolio turnover rate(h)	32%		92%	70%		77%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflects the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Winslow Focused Large Cap Growth ETF
	For the Six Months Ended October 31, 2025 (unaudited)		For the Year Ended April 30,		For the Period June 23, 2022(a) to April 30, 2023
			2025	2024
Net asset value, beginning of period	$44.02		$40.01	$29.44	$24.93

Income from Investment Operations
Net investment income (loss)(b)	(0.05)		(0.08)	0.02	0.02
Net realized and unrealized gain (loss)	11.33		6.64	10.91	4.50
Net increase (decrease) in net assets resulting from investment operations	11.28		6.56	10.93	4.52

Distributions from:
Net investment income	—		(0.01)	(0.02)	(0.01)
Net realized gain	—		(2.54)	(0.34)	—
Total distributions from net investment income and realized gains	—		(2.55)	(0.36)	(0.01)
Net asset value, end of period	$55.30		$44.02	$40.01	$29.44
Market price, end of period	$55.35		$43.93	$40.02	$29.43

Total Return
Total investment return based on net asset value(c)	25.63%		15.92%	37.31%	18.12%
Total investment return based on market price(d)	26.00%		15.66%	37.36%	18.11	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61,382		$10,564	$8,803	$6,182
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.57	%(f)	0.65%	0.65%	0.65	%(f)
Expenses excluding waivers/reimbursements	1.01	%(f)	1.20%	1.45%	1.98	%(f)
Net investment income (loss)	(0.18	)%(f)	(0.18)%	0.05%	0.09	%(f)
Portfolio turnover rate(g)	15%		50%	65%	29%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund's official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day's last bid and ask prices on the fund's primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized. Certain expenses are not annualized and reflects the period presented.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

October 31, 2025 (unaudited)

1. ORGANIZATION

New York Life Investments Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of ten operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
NYLI CBRE Real Assets ETF	Diversified	May 10, 2023
NYLI MacKay Core Plus Bond ETF	Diversified	June 29, 2021
NYLI MacKay High Income ETF	Diversified	October 25, 2022
NYLI MacKay Securitized Income ETF*	Diversified	May 31, 2024
NYLI MacKay Muni Insured ETF	Diversified	October 18, 2017
NYLI MacKay Muni Short Duration ETF	Diversified	May 6, 2025
NYLI MacKay Muni Intermediate ETF	Diversified	October 18, 2017
NYLI MacKay California Muni Intermediate ETF	Diversified	December 21, 2021
NYLI Winslow Large Cap Growth ETF	Non-diversified	June 23, 2022
NYLI Winslow Focused Large Cap Growth ETF	Non-diversified	June 23, 2022

*NYLI MacKay Securitized Income ETF commenced operations on May 31, 2024, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Fund has adopted the performance history of the Predecessor Account. Pursuant to the conversion, the Predecessor Account transferred substantially all of its assets to the Fund. MacKay Shields LLC, the Fund’s Subadvisor, managed the Predecessor Account. The Predecessor Account commenced operations on October 1, 2019. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account.

CBRE Investment Management Listed Real Assets LLC is the sub-advisor to NYLI CBRE Real Assets ETF, MacKay Shields LLC (“MacKay”), is the sub-advisor to NYLI MacKay Core Plus Bond ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Short Duration ETF, NYLI MacKay Muni Intermediate ETF, and NYLI MacKay California Muni Intermediate ETF, and Winslow Capital Management, LLC is the sub-advisor for NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”).

The investment objective of each Fund is:

Fund	Investment Objective
NYLI CBRE Real Assets ETF	Seeks total return through capital growth and current income.
NYLI MacKay Core Plus Bond ETF	Seeks total return.
NYLI MacKay High Income ETF	Seeks to maximize current income.
NYLI MacKay Securitized Income ETF	Seeks total return with an emphasis on current income.
NYLI MacKay Muni Insured ETF	Seeks current income exempt from federal income tax.
NYLI MacKay Muni Short Duration ETF	Seeks to provide current income exempt from regular federal income tax.
NYLI MacKay Muni Intermediate ETF	Seeks current income exempt from federal income tax.
NYLI MacKay California Muni Intermediate ETF	Seeks current income exempt from federal and California income taxes.
NYLI Winslow Large Cap Growth ETF	Seeks long-term growth of capital.
NYLI Winslow Focused Large Cap Growth ETF	Seeks long-term growth of capital.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

New York Life Investment Management LLC (“NYLIM” or “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund's listing exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times. Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee, pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

The NYLI CBRE Real Assets ETF sweeps uninvested cash balances into the BlackRock Liquidity FedFund. The BlackRock Liquidity FedFund seeks current income as is consistent with liquidity and stability of principal. The NYLI MacKay Core Plus Bond ETF and NYLI MacKay High Income ETF sweeps uninvested cash balances into the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). BlackRock Liquidity Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The NYLI MacKay Securitized Income ETF sweeps uninvested cash balances into the Dreyfus Treasury Obligations Cash Management Fund. Dreyfus Treasury Obligations Cash Management Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in U.S. Treasury securities, repurchase agreements collateralized solely by U.S. Treasury securities or securities issued by the U.S by the U.S. government. The NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Short Duration ETF, NYLI MacKay Muni Intermediate ETF and NYLI MacKay California Muni Intermediate ETF sweeps uninvested cash balances into the Dreyfus Government Cash Management Fund, Institutional Shares. The Dreyfus Government Cash Management Fund, Institutional Shares, seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class (“Dreyfus Institutional Preferred”). The Dreyfus Institutional Preferred seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Under normal conditions, the Funds invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodologies used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2025, is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2025, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date net of any foreign tax withheld at the source. Interest income is accrued daily as earned using the effective interest rate method. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly, except for the NYLI CBRE Real Assets ETF, NYLI Winslow Large Cap Growth ETF, and NYLI Winslow Focused Large Cap Growth ETF, which are distributed annually and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Loan Assignments, Participations and Commitments

Certain Funds may invest in loan assignments and participations (“loans”). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (“SOFR”) or an alternative reference rate.

The loans in which the Funds may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Funds purchase an assignment from a lender, the Funds will generally have direct contractual rights against the borrower in favor of the lender. If the Funds purchase a participation interest either from a lender or a participant, the Funds typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Funds are subject to the credit risk of the lender or participant who sold the participation interest to the Funds, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the securities lending agent for NYLI CBRE Real Assets ETF, NYLI MacKay Core Plus Bond ETF, NYLI MacKay High Income ETF, NYLI MacKay Securitized Income ETF, NYLI Winslow Large Cap Growth ETF, and the NYLI Winslow Focused Large Cap Growth ETF. These Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Fund’s securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2025, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
NYLI CBRE Real Assets ETF	$62,217	$2,064	$4,892	$182,651	$251,824
NYLI MacKay Core Plus Bond ETF	1,392,337	58,762	8,557	5,572,529	7,032,185
NYLI MacKay High Income ETF	2,547,158	13,025	1,897	242,273	2,804,353
NYLI Winslow Large Cap Growth ETF	—	11,633	75,601	2,731,882	2,819,116

The collateral amount presented is in excess of the securities on loan.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable), subject to the supervision of the Board. The Advisor is responsible for the Sub-Advisors and their management of the investment portfolios of each of the Funds.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
NYLI CBRE Real Assets ETF	0.65%
NYLI MacKay Core Plus Bond ETF	0.35%
NYLI MacKay High Income ETF	0.40%
NYLI MacKay Securitized Income ETF	0.40%
NYLI MacKay Muni Insured ETF	0.40%
NYLI MacKay Muni Short Duration ETF	0.25%
NYLI MacKay Muni Intermediate ETF	0.40%
NYLI MacKay California Muni Intermediate ETF	0.45%
NYLI Winslow Large Cap Growth ETF*	0.75%
NYLI Winslow Focused Large Cap Growth ETF*	0.75%

*The advisory fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion. During the period ended October 31, 2025, the effective advisory fee rate was 0.75% of the Funds average daily net assets, exclusive of any applicable waivers/reimbursements.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed to waive a portion of its management fee and/or reimburse expenses of each Fund in an amount that limits each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
NYLI CBRE Real Assets ETF	0.65%
NYLI MacKay Core Plus Bond ETF	0.35%
NYLI MacKay High Income ETF	0.40%
NYLI MacKay Securitized Income ETF	0.40%
NYLI MacKay Muni Insured ETF	0.30%
NYLI MacKay Muni Short Duration ETF	0.25%
NYLI MacKay Muni Intermediate ETF	0.30%
NYLI MacKay California Muni Intermediate ETF	0.35%
NYLI Winslow Large Cap Growth ETF	0.60%
NYLI Winslow Focused Large Cap Growth ETF	0.65%

The Expense Limitation agreement will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Effective October 1, 2025, the Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of certain Funds by an additional amount that limits “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of a Fund as set forth in the table below until August 28, 2026.

Fund Name	Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement
NYLI MacKay Core Plus Bond ETF	0.30%
NYLI MacKay Securitized Income ETF	0.28%
NYLI Winslow Large Cap Growth ETF	0.50%
NYLI Winslow Focused Large Cap Growth ETF	0.46%

As of October 31, 2025, the Advisor reimbursed the following Fund expenses:

Fund	Waived/Reimbursed Expenses
NYLI CBRE Real Assets ETF	$32,943
NYLI MacKay Core Plus Bond ETF	148,077
NYLI MacKay High Income ETF	59,139
NYLI Securitized Income ETF	87,728
NYLI MacKay Muni Insured ETF	355,079
NYLI MacKay Muni Short Duration ETF	50,804
NYLI MacKay Muni Intermediate ETF	788,046
NYLI MacKay California Muni Intermediate ETF	54,683
NYLI Winslow Large Cap Growth ETF	247,711
NYLI Winslow Focused Large Cap Growth ETF	49,430

Investment Sub-Advisory Agreements

The Sub-Advisors are registered investment advisors and are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

As described in Note 4 below, the Distributor has entered into Authorized Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2025, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
NYLI CBRE Real Assets ETF	$5,737,006	$752,949	$(123,685)	$629,264
NYLI MacKay Core Plus Bond ETF	287,674,661	5,813,954	(3,235,045)	2,578,909
NYLI MacKay High Income ETF	76,419,360	2,155,208	(709,187)	1,446,021
NYLI MacKay Securitized Income ETF	154,925,406	3,017,683	(1,076,073)	1,941,610
NYLI MacKay Muni Insured ETF	340,228,796	8,646,072	(1,416,728)	7,229,344
NYLI MacKay Muni Short Duration ETF	67,303,668	348,735	(103,742)	244,993
NYLI MacKay Muni Intermediate ETF	1,178,217,548	25,394,953	(1,074,671)	24,320,282
NYLI MacKay California Muni Intermediate ETF	64,849,393	1,312,435	(37,214)	1,275,221
NYLI Winslow Large Cap Growth ETF	487,641,993	43,665,527	(6,538,935)	37,126,592
NYLI Winslow Focused Large Cap Growth ETF	55,804,768	6,044,354	(438,610)	5,605,744

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

The tax character of distributions paid during the years ended April 30, 2025 and 2024 were as follows:

	2025				2024
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
NYLI CBRE Real Assets ETF	$168,574	$—	$—	$—	$135,174	$—	$—	$—
NYLI MacKay Core Plus Bond ETF	14,265,396	—	—	—	11,825,574	—	—	—
NYLI MacKay High Income ETF	5,716,306	—	254,122	—	5,752,440	—	—	—
NYLI MacKay Securitized Income ETF	7,202,664	—	103,848	—	N/A	N/A	N/A	N/A
NYLI MacKay Muni Insured ETF	505,736	19,765,897	—	—	226,171	15,988,729	—	—
NYLI MacKay Muni Short Duration ETF	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NYLI MacKay Muni Intermediate ETF	1,248,846	28,104,027	—	—	219,568	19,579,561	—	—
NYLI MacKay California Muni Intermediate ETF	41,787	945,011	—	—	5,930	1,238,863	—	—
NYLI Winslow Large Cap Growth ETF	432,785	—	823,303	—	2,587	—	—	—
NYLI Winslow Focused Large Cap Growth ETF	203,089	—	357,024	—	3,413	—	72,353	—

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2025, the Funds incurred and elected to defer to May 1, 2025 Post-October Losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
NYLI CBRE Real Assets ETF	$—	$—	$—
NYLI MacKay Core Plus Bond ETF	—	—	—
NYLI MacKay High Income ETF	—	172,225	—
NYLI MacKay Securitized Income ETF	—	—	—
NYLI MacKay Muni Insured ETF	—	—	—
NYLI MacKay Muni Short Duration ETF	N/A	N/A	N/A
NYLI MacKay Muni Intermediate ETF	—	—	—
NYLI MacKay California Muni Intermediate ETF	—	—	—
NYLI Winslow Large Cap Growth ETF	49,471	—	—
NYLI Winslow Focused Large Cap Growth ETF	7,756	—	—

At April 30, 2025, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized in Current Year	Short-Term With No Expiration	Long-Term With No Expiration
NYLI CBRE Real Assets ETF	$20,333	$54,885	$5,924
NYLI MacKay Core Plus Bond ETF	—	10,570,529	7,758,314
NYLI MacKay High Income ETF	—	—	—
NYLI MacKay Securitized Income ETF	—	—	—
NYLI MacKay Muni Insured ETF	—	29,759,360	30,770,231
NYLI MacKay Muni Short Duration ETF	N/A	N/A	N/A
NYLI MacKay Muni Intermediate ETF	—	13,201,665	16,237,725
NYLI MacKay California Muni Intermediate ETF	—	7,331,681	211,531
NYLI Winslow Large Cap Growth ETF	—	3,112,891	—
NYLI Winslow Focused Large Cap Growth ETF	—	—	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of October 31, 2025, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of October 31, 2025, NYLIM or funds, or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC

Fund	% Ownership
NYLI CBRE Real Assets ETF	84.44%
NYLI MacKay Core Plus Bond ETF	93.54%
NYLI MacKay High Income ETF	98.35%
NYLI MacKay Securitized Income ETF	77.89%
NYLI MacKay California Muni Intermediate ETF	17.64%
NYLI Winslow Large Cap Growth ETF	26.78%
NYLI Winslow Focused Large Cap Growth ETF	78.14%

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2025 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI CBRE Real Assets ETF	$3,025,244	$2,985,072	$654,150	$—
NYLI MacKay Core Plus Bond ETF	138,232,676	132,139,646	—	—
NYLI MacKay High Income ETF	38,789,430	21,495,650	—	—
NYLI MacKay Securitized Income ETF	55,907,754	51,121,589	—	—
NYLI MacKay Muni Insured ETF	84,827,756	204,785,394	—	—
NYLI MacKay Muni Short Duration ETF	101,413,484	38,107,502	—	—
NYLI MacKay Muni Intermediate ETF	590,440,120	261,845,538	—	—
NYLI MacKay California Muni Intermediate ETF	32,944,050	8,751,124	—	—
NYLI Winslow Large Cap Growth ETF	84,982,779	73,616,963	398,983,345	33,848,061
NYLI Winslow Focused Large Cap Growth ETF	5,423,958	3,129,087	46,971,707	2,926,540

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

The Funds entered into futures contracts to help manage the duration and yield curve position of the Funds while minimizing the exposure to wide bid/ask spreads in traditional bonds. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objective. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Fund, a Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAV and may result in a loss to the Fund. As of October 31, 2025, the open futures contracts for NYLI MacKay Core Plus Bond ETF and NYLI MacKay Securitized Income ETF are shown in the Schedule of Investments.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

Swaps Contracts

The NYLI MacKay High Income ETF invests in credit default swaps contracts whereby protection “buyer,” makes periodic payments to a counterparty, the protection “seller,” in exchange for the right to receive from the seller a payment equal to the par (or other agreed-upon value (the “value”) of a particular debt obligation in the event of a default by the issuer of that debt obligation.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Assets Derivatives	Credit Risk	Interest Risk
NYLI MacKay Core Plus Bond ETF
Unrealized appreciation on futures contracts[1]	$—	$429,216
NYLI MacKay Securitized Income ETF
Unrealized appreciation on futures contracts[1]	$—	$124,659

Liability Derivatives	Credit Risk	Interest Risk
NYLI MacKay Core Plus Bond ETF
Unrealized depreciation on futures contracts[1]	$—	$(15,572)
NYLI MacKay High Income ETF
Unrealized depreciation on swap transactions	$(12,078)	$—
NYLI MacKay Securitized Income ETF
Unrealized depreciation on futures contracts[1]	$—	$(17,097)

1Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2025 were as follows:

	Credit Risk	Interest Risk
NYLI MacKay Core Plus Bond ETF
Realized gain (loss)
Futures contracts	$—	$(68,630)
Change in unrealized appreciation (depreciation)
Futures contracts	$—	$458,942

NYLI MacKay High Income ETF
Realized gain (loss)
Swap transactions	$(35,924)	$—
Change in unrealized appreciation (depreciation)
Swap transactions	$(12,078)	$—

NYLI MacKay Securitized Income ETF
Realized gain (loss)
Futures contracts	$—	$730,445
Change in unrealized appreciation (depreciation)
Futures contracts	$—	$(707,834)

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

For the period ended October 31, 2025, the monthly average notional value of the futures contracts held by the Fund were as follows:

	Average Notional Value
	NYLI MacKay Core Plus Bond ETF	NYLI MacKay High Income ETF	NYLI MacKay Securitized Income ETF
Asset Derivatives
Futures contracts	$32,877,626	$—	$29,992,459
Swap transactions	—	137,689	—

Liability Derivatives
Futures contracts	$(21,652,898)	$—	$(2,550,631)
Swap transactions	—	—	—

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

California State Specific Risk1

Investments in municipal bonds issued by, or on behalf of, the State of California, and its political subdivisions, agencies and instrumentalities, will be impacted by events in California that may affect the value of the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Debt Securities Risk

The ability of issuers of debt securities held by a Fund to meet its obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Debt securities most frequently trade in institutional round lot size transactions. If a Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may

1 Applies to NYLI MacKay California Muni Intermediate ETF.

Notes to Financial Statements (continued)

October 31, 2025 (unaudited)

be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Large Transaction Risk

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if a Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

10. SUBSEQUENT EVENTS

Management has determined that there were no material events that would require disclosure in the preparation of these financial statements.

October 31, 2025 (unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statements of Operations within the Fund’s Financial Statements.

Board Review of Investment Advisory Agreements (unaudited)

October 31, 2025 (unaudited)

Approvals Relating to the NYLI MacKay Muni Short Duration ETF

The Board (the members of which are referred to as “Trustees”) met in person on March 27, 2025, to consider the approval of an amendment to the Investment Advisory Agreement (the “Advisory Agreement Amendment”) and an amendment to the Subadvisory Agreement (the “Subadvisory Agreement Amendment”), each with respect to the NYLI MacKay Muni Short Duration ETF, a new series of the Trust (the “New Fund”). The Board noted that the Advisory Agreement Amendment was between the Trust and New York Life Investment Management LLC (“NYLIM” or the “Advisor”), while the Subadvisory Agreement Amendment was between the Advisor and MacKay Shields LLC (“MacKay” or the “Sub-Advisor”).

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor and MacKay relevant to the Board’s consideration of whether to approve the Advisory Agreement Amendment and the Subadvisory Agreement Amendment. In connection with considering approval of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”) met in Executive Session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement Amendment and Subadvisory Agreement Amendment was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor and MacKay will provide to the New Fund, and the fees that the Advisor and MacKay will charge to the New Fund; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor and MacKay; (3) information describing the New Fund’s anticipated operating expenses; (4) data comparing the proposed fee rate for advisory services to be charged to the New Fund and the expected expense ratios to fees paid by and expense ratios of other registered investment companies with similar investment objectives and policies as those of the New Fund; (5) the extent to which economies of scale would be realized as the New Fund grows; (6) any “fall-out” benefits to be derived by the Advisor or MacKay from its relationship with the Trust; and (7) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement Amendment; (2) a copy of the Subadvisory Agreement Amendment; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor and MacKay and the services provided thereby; (5) information regarding the respective compliance program of the Advisor and MacKay; (6) information regarding the portfolio management team of MacKay; (7) copies of the Form ADV for each of the Advisor and MacKay; (8) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (9) materials provided by each of the Advisor and MacKay in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (10) a presentation by personnel of the Advisor and MacKay. In addition, the Board was provided data comparing the advisory fee and estimated operating expenses (including acquired fund fees and expenses, as applicable) of the New Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and New York Life Investments ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the New Fund:

1.The nature, extent, and quality of the facilities and services to be provided to the New Fund by NYLIM and MacKay. The Independent Trustees reviewed the services that NYLIM and MacKay would provide to the New Fund. In connection with the investment advisory services to be provided to the New Fund, the Independent Trustees noted the responsibilities that NYLIM and MacKay would have as the New Fund’s investment adviser and sub-adviser, respectively, including overall supervisory responsibility for the general

Board Review of Investment Advisory Agreements (unaudited) (continued)

October 31, 2025 (unaudited)

management and investment of the New Fund’s securities portfolio, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the New Fund.

The Independent Trustees considered NYLI’s experience, resources, and strengths in managing other ETFs. The Independent Trustees reviewed MacKay’s experience, resources, and strengths in managing other registered investment companies and investment mandates. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the New Fund would likely benefit from the nature, quality, and extent of these services, as well as NYLI’s and MacKay’s ability to render such services based on their respective experience, operations, and resources.

2.Comparison of services to be provided and fees to be charged by NYLIM and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by NYLIM and MacKay from the relationship with the New Fund. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement Amendment with NYLIM to contracts of other investment advisers with respect to similar ETFs. In particular, the Independent Trustees compared the New Fund’s proposed advisory fees and projected expense ratios for its first year of operations to other ETFs in the New Fund’s peer group. The Independent Trustees also considered that the New Fund will have in place an Expense Limitation Agreement to limit the total operating expenses until such Expense Limitation Agreement is terminated by the Board.

The Independent Trustees also considered that NYLIM would pay the subadvisory fee to MacKay pursuant to the Subadvisory Agreement Amendment. They considered the level of such subadvisory fee in the context of the services to be provided by MacKay to the New Fund. After comparing the New Fund’s proposed fees with those of other funds in the New Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by NYLIM and MacKay and the costs expected to be incurred by NYLIM and MacKay in rendering those services, the Independent Trustees concluded that the fees proposed to be paid to NYLIM and MacKay with respect to the New Fund were fair and reasonable.

3.NYLIM’s and MacKay’s profitability and the extent to which economies of scale would be realized as the New Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees next considered that the New Fund had not yet commenced operations at the time and information regarding economies of scale and the costs and profitability of NYLIM and MacKay in connection with its serving as investment adviser and sub-adviser, respectively to the New Fund, was not available. Therefore, the Board made no determination with respect to economies of scale or the impact of the New Fund on NYLIM’s or MacKay’s profitability.

4.Investment performance of NYLIM and MacKay. Because the New Fund has not commenced operations, the Independent Trustees could not consider the investment performance of the New Fund, but did take into account the experience of MacKay and the investment strategies developed for the New Fund by MacKay.

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the terms of the Advisory Agreement Amendment and the Subadvisory Agreement Amendment with MacKay were reasonable and fair to the New Fund and to recommend to the Board the approval of the Advisory Agreement Amendment and Subadvisory Agreement Amendment.

As a result, all of the Board members, including the Independent Trustees, determined that the Advisory Agreement Amendment and the Subadvisory Agreement Amendment are each in the best interests of the New Fund and its shareholders.

For more information
1-888-474-7725
newyorklifeinvestments.com/etf

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

(b)	Please refer to Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New York Life Investments Active ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 31, 2025

(Registrant)	New York Life Investments Active ETF Trust

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	December 31, 2025